UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07121 )

Exact name of registrant as specified in charter: Putnam Asset Allocation Funds

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service: Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to: John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: September 30, 2006

Date of reporting period: June 30, 2006

Item 1. Schedule of Investments:

Putnam Asset Allocation Funds

The fund's portfolio	Growth		Balanced		Conservative
6/30/06 (Unaudited)

COMMON STOCKS(a)	Growth 83.0%		Balanced 66.0%		Conservative 34.6%

	Shares	Value	Shares	Value	Shares	Value

Banking		7.3%		5.5%		3.0%
ABN AMRO Holding NV (Netherlands)	14,212	$388,657	--	$--	--	$--
Allied Irish Banks PLC (Ireland)	64,788	1,553,918	61,879	1,484,147	15,479	371,259
AmSouth Bancorporation	39,100	1,034,195	40,900	1,081,805	12,900	341,205
Anchor BanCorp Wisconsin, Inc.	14,100	425,397	14,500	437,465	--	--
Anglo Irish Bank Corp. PLC (Ireland)	19,063	297,339	--	--	--	--
Australia & New Zealand Banking Group, Ltd. (Australia)	85,691	1,692,260	81,843	1,616,268	20,589	406,600
Banca Popolare di Verona e Novara Scrl (Italy)	5,973	159,984	--	--	--	--
Banco Bradesco SA (Preference) (Brazil)	71,600	2,241,017	--	--	--	--
Bank Hapoalim BM (Israel)	128,010	545,313	--	--	--	--
Bank of America Corp. (SEG)	163,627	7,870,459	172,393	8,292,103	54,514	2,622,123
Bank of Fukuoka, Ltd. (The) (Japan)	201,000	1,529,921	191,000	1,453,806	47,000	357,743
Bank of Hawaii Corp.	16,600	823,360	17,400	863,040	5,500	272,800
Bank of Ireland (Ireland)	26,018	464,033	25,450	453,903	6,050	107,902
Bank Rakyat Indonesia (Indonesia)	2,075,000	918,538	--	--	--	--
Barclays PLC (United Kingdom)	467,333	5,310,748	443,310	5,037,752	112,206	1,275,103
Bayerische Hypo-Und Vereinsbank AG (Germany)	18,900	682,140	18,600	671,312	5,100	184,069
BNP Paribas SA (France)	70,000	6,698,701	57,418	5,494,657	14,424	1,380,315
Chiba Bank, Ltd. (The) (Japan)	162,000	1,516,535	155,000	1,451,006	39,000	365,092
City Holding Co.	21,300	769,782	21,900	791,466	--	--
Colonial Bancgroup, Inc.	48,370	1,242,142	50,730	1,302,746	9,500	243,960
Commerzbank AG (Germany)	48,985	1,777,990	47,134	1,710,805	11,710	425,033
Corus Bankshares, Inc.	84,800	2,220,064	89,600	2,345,728	22,200	581,196
Daegu Bank (South Korea)	135,950	2,436,894	--	--	--	--
DBS Group Holdings, Ltd. (Singapore)	135,000	1,545,541	129,000	1,476,850	32,000	366,350
Depfa Bank PLC (Ireland)	73,993	1,229,801	69,486	1,154,892	17,779	295,496
DnB Holdings ASA (Norway)	37,435	464,906	--	--	--	--
Downey Financial Corp.	17,500	1,187,375	18,100	1,228,085	3,300	223,905
First Bancorp Puerto Rico (Puerto Rico)	81,000	753,300	84,300	783,990	26,500	246,450
FirstFed Financial Corp. (NON) (SG) (SB) (SC)	33,020	1,904,263	34,500	1,989,615	6,100	351,787
Hanmi Financial Corp.	49,000	952,560	51,900	1,008,936	16,500	320,760
HBOS PLC (United Kingdom)	250,129	4,348,097	238,894	4,152,795	59,533	1,034,887
Intervest Bancshares Corp. (NON)	10,700	433,350	10,800	437,400	--	--
Kasikornbank PCL (Thailand)	268,600	429,760	--	--	--	--
KBC Groupe SA (Belgium)	43,006	4,613,088	36,193	3,882,284	9,093	975,371
KeyCorp	44,280	1,579,910	46,900	1,673,392	14,900	531,632
Kookmin Bank (South Korea)	20,115	1,654,334	--	--	--	--
Krung Thai Bank PCL NVDR (Non Voting Depository
Receipt) (Thailand)	647,100	171,339	--	--	--	--
Krung Thai Bank PCL (Thailand)	5,968,278	1,580,275	--	--	--	--
Mitsui Trust Holdings, Inc. (Japan)	20,000	240,595	--	--	--	--
Mizuho Financial Group, Inc. (Japan)	504	4,272,756	358	3,035,013	91	771,470
Nara Bancorp, Inc.	86,540	1,622,625	90,300	1,693,125	13,000	243,750
Nordea AB (Sweden)	619,026	7,392,484	591,000	7,057,794	148,550	1,774,002
PFF Bancorp, Inc.	19,300	639,988	19,700	653,252	--	--
Republic Bancorp, Inc.	45,830	567,834	47,370	586,914	--	--
Sberbank RF (Russia)	627	1,069,035	--	--	--	--
Societe Generale (France)	58,997	8,674,181	52,776	7,759,523	13,265	1,950,320
Southwest Bancorp, Inc.	21,200	540,600	21,500	548,250	--	--
Standard Bank Investment Corp., Ltd. (South Africa)	65,485	707,529	--	--	--	--
Sumitomo Mitsui Financial Group, Inc. (Japan)	140	1,482,065	135	1,429,134	35	370,516
Taylor Capital Group, Inc.	12,460	508,493	12,780	521,552	--	--
U.S. Bancorp	82,687	2,553,375	88,754	2,740,724	27,800	858,464
Unibanco-Uniao de Bancos Brasileiros SA ADR (Brazil)	18,554	1,231,800	--	--	--	--
UniCredito Italiano SpA (Italy)	69,726	547,794	--	--	--	--
UnionBanCal Corp.	71,800	4,637,562	76,685	4,953,084	24,500	1,582,455
W Holding Co., Inc. (Puerto Rico)	161,400	1,073,310	171,000	1,137,150	54,300	361,095
Wachovia Corp.	97,013	5,246,463	101,815	5,506,155	32,596	1,762,792
Washington Mutual, Inc.	16,900	770,302	17,800	811,324	5,800	264,364
Wells Fargo & Co.	111,280	7,464,662	114,426	7,675,696	35,900	2,408,172
West Coast Bancorp	12,100	356,587	12,500	368,375	--	--
Westpac Banking Corp. (Australia)	221,948	3,837,493	212,802	3,679,359	53,461	924,344
Zions Bancorp.	20,200	1,574,388	21,400	1,667,916	6,800	529,992
		122,459,207		104,100,588		27,082,774

Basic Materials		5.6%		3.5%		1.7%
Albany International Corp.	13,040	552,766	13,100	555,309	4,600	194,994
Algoma Steel, Inc. (Canada)	8,700	277,402	--	--	--	--
Aluminum Corp. of China, Ltd. (China)	946,400	700,658	--	--	--	--
Antofagasta PLC (United Kingdom)	28,475	220,114	--	--	--	--
Arcelor (Luxembourg) (SG) (SB)	144,383	6,966,565	137,899	6,653,708	34,644	1,671,593
Aveng, Ltd. (South Africa)	502,683	1,512,979	--	--	--	--
Balfour Beatty PLC (United Kingdom)	94,676	601,415	92,609	588,284	24,077	152,945
BASF AG (Germany)	24,073	1,930,970	22,992	1,844,259	5,708	457,856
BlueScope Steel, Ltd. (Australia)	90,031	531,585	88,066	519,983	22,896	135,189
Carpenter Technology Corp.	24,300	2,806,650	25,000	2,887,500	3,800	438,900
China Oriental Group Co., Ltd. (Hong Kong) (NON)	52,000	11,784	--	--	--	--
China Steel Corp. (Taiwan)	1,842,000	1,826,523	--	--	--	--
Clariant AG (Switzerland) (NON)	89,912	1,273,759	86,691	1,228,128	21,604	306,058
Cleveland-Cliffs, Inc. (SG) (SB)	8,500	673,965	8,700	689,823	--	--
Coeur d'Alene Mines Corp. (NON)	57,900	278,499	59,900	288,119	--	--
Commercial Metals Co.	41,800	1,074,260	44,000	1,130,800	13,600	349,520
Companhia Vale do Rio Doce (CVRD) ADR (Brazil)	47,972	1,153,247	--	--	--	--
Companhia Vale do Rio Doce (CVRD) (Preference A) ADR
(Brazil)	57,200	1,177,176	--	--	--	--
Corporacion Moctezuma SA de CV (Mexico)	23,715	48,340	--	--	--	--
CRH PLC (Ireland)	30,488	990,844	--	--	--	--
Dow Chemical Co. (The)	60,100	2,345,703	62,700	2,447,181	19,700	768,891
Duratex SA (Preference) (Brazil)	142,800	1,286,718	--	--	--	--
Duratex SA 144A (Brazil) (NON)	16,600	149,577	--	--	--	--
Eagle Materials, Inc.	28,500	1,353,750	29,200	1,387,000	--	--
Fletcher Building, Ltd. (New Zealand)	722,612	4,032,598	690,156	3,851,474	173,462	968,019
Gold Fields, Ltd. (South Africa)	10,344	235,134	--	--	--	--
Gold Fields, Ltd. ADR (South Africa)	75,497	1,728,881	--	--	--	--
Grief, Inc. Class A	10,599	794,501	10,800	809,568	--	--
H.B. Fuller Co.	54,400	2,370,208	57,100	2,487,847	13,800	601,266
Impala Platinum Holdings, Ltd. (South Africa)	9,163	1,696,930	--	--	--	--
Imperial Chemical Industries PLC (United Kingdom)	58,656	393,755	57,376	385,163	14,163	95,076
Italcementi SpA (Italy)	25,813	652,778	25,250	638,540	6,564	165,995
Italian-Thai Development PLC NVDR (Non Voting
Depository Receipt) (Thailand)	6,412,500	848,948	--	--	--	--
James Hardie Industries NV (Netherlands)	64,099	366,569	62,700	358,568	14,911	85,273
JFE Holdings, Inc. (Japan)	19,100	810,455	18,700	793,482	4,900	207,918
Kobe Steel, Ltd. (Japan)	851,000	2,665,424	815,000	2,552,668	205,000	642,082
Koninklijke DSM NV (Netherlands)	24,485	1,019,261	23,545	980,130	6,146	255,845
Koppers Holdings, Inc.	32,734	654,353	33,179	663,248	--	--
Korea Zinc Co., Ltd. (South Korea)	9,370	735,057	--	--	--	--
LG Engineering & Construction, Ltd. (South Korea)	20,100	1,301,286	--	--	--	--
Linde AG (Germany)	7,871	606,602	7,700	593,423	2,000	154,136
Louisiana-Pacific Corp.	50,000	1,095,000	52,439	1,148,414	11,854	259,603
Lupatech SA (Brazil) (NON)	125,800	1,232,991	--	--	--	--
Lupatech SA 144A (Brazil) (NON)	12,600	123,495	--	--	--	--
Lyondell Chemical Co.	18,500	419,210	19,600	444,136	6,100	138,226
Monsanto Co.	12,000	1,010,280	12,100	1,018,699	3,800	319,922
Neenah Paper, Inc.	1	30	--	--	--	--
NS Group, Inc. (NON)	49,900	2,748,492	52,400	2,886,192	12,000	660,960
Nucor Corp.	61,200	3,320,100	64,200	3,482,850	20,400	1,106,700
Orascom Construction Industries (OCI) (Egypt)	59,909	1,827,277	--	--	--	--
Perini Corp. (NON)	20,662	464,895	21,224	477,540	--	--
Phelps Dodge Corp.	35,100	2,883,816	36,800	3,023,488	11,700	961,272
Pioneer Cos., Inc. (NON)	19,740	538,507	20,100	548,328	1,300	35,464
POSCO (South Korea)	9,179	2,463,154	--	--	--	--
POSCO ADR (South Korea)	10,100	675,690	--	--	--	--
PPG Industries, Inc.	37,240	2,457,840	39,050	2,577,300	12,700	838,200
PW Eagle, Inc. (SG) (SB)	38,900	1,176,336	39,700	1,200,528	--	--

Quanex Corp.	18,750	807,563	20,350	876,475	6,600	284,262
Rautaruukki OYJ (Finland)	42,150	1,272,853	40,250	1,215,476	9,850	297,452
Rayonier, Inc.	80,025	3,033,748	83,650	3,171,172	26,400	1,000,824
Rinker Group, Ltd. (Australia)	115,267	1,403,128	110,090	1,340,109	27,540	335,240
Rio Tinto, Ltd. (Australia)	6,612	382,055	--	--	--	--
Salzgitter AG (Germany)	3,275	276,138	--	--	--	--
Shin-Etsu Chemical Co. (Japan)	18,400	1,001,295	17,600	957,760	4,500	244,882
Sika AG (Switzerland) (NON)	368	408,655	--	--	--	--
Silgan Holdings, Inc.	39,100	1,447,091	39,900	1,476,699	--	--
Silver Wheaton Corp. (Canada) (NON) (SG) (SB)	94,800	893,016	96,500	909,030	--	--
Southern Copper Corp. (SG) (SB) (SC)	14,343	1,278,392	15,100	1,345,863	4,600	409,998
Steel Dynamics, Inc.	6,600	433,884	6,800	447,032	--	--
Sterling Chemicals, Inc. (NON)	125	1,740	--	--	34	473
Sun Hydraulics Corp. (SG) (SB) (SC)	31,800	660,804	33,300	691,974	10,900	226,502
Teck Comico, Ltd. Class B (Canada)	7,200	433,761	--	--	--	--
Technicas Reunidas SA (Spain) (NON)	3,187	72,324	--	--	--	--
Technicas Reunidas SA 144A (Spain) (NON)	8,300	188,355	--	--	--	--
Toray Industries, Inc. (Japan)	30,000	260,630	--	--	--	--
Tostem Inax Holding Corp. (Japan)	240	5,050	--	--	--	--
Universal Forest Products, Inc.	6,000	376,380	6,100	382,653	--	--
Usinas Siderurgicas de Minas Gerais (Usiminas)
(Preference) (Brazil)	51,278	1,840,840	--	--	--	--
Vallourec SA (France)	139	167,049	--	--	--	--
Voest-Alpine AG (Austria)	18,233	2,769,334	17,416	2,645,243	4,341	659,336
WHX Corp. (NON)	14,371	132,213	--	--	5,946	54,703
Zinifex, Ltd. (Australia)	97,371	724,621	--	--	--	--
		93,366,021		66,601,166		15,485,575

Capital Goods		6.1%		5.2%		2.6%
ABB, Ltd. (Switzerland)	27,681	359,376	27,076	351,522	7,040	91,399
Actividades de Construccion y Servicios SA (Spain)	57,599	2,401,411	55,013	2,293,596	13,762	573,764
AGCO Corp. (NON)	25,700	676,424	25,900	681,688	--	--
American Science & Engineering, Inc. (NON) (SG) (SB)	13,000	752,960	13,300	770,336	--	--
Andritz AG (Austria)	19,113	3,158,105	18,255	3,016,335	4,588	758,091
Applied Industrial Technologies, Inc.	75,690	1,840,024	77,925	1,894,357	9,600	233,376
Armor Holdings, Inc. (NON) (SB)	18,400	1,008,872	18,600	1,019,838	5,800	318,014
Autoliv, Inc. (Sweden)	25,700	1,453,849	27,000	1,527,390	8,700	492,159
BAE Systems PLC (United Kingdom)	144,997	991,459	138,485	946,931	35,807	244,841
Bharat Heavy Electricals, Ltd. (India)	14,726	623,672	--	--	--	--
Boeing Co. (The)	74,050	6,065,436	78,500	6,429,935	24,400	1,998,604
Bouygues SA (France)	24,395	1,253,798	23,459	1,205,692	6,026	309,710
CAE, Inc. (Canada)	18,300	139,908	--	--	--	--
Canon, Inc. (Japan)	72,250	3,546,129	64,700	3,175,564	16,200	795,118
Clean Harbors, Inc. (NON)	18,000	725,580	18,400	741,704	--	--
Cookson Group PLC (United Kingdom)	89,720	871,491	87,761	852,462	22,818	221,641
Cummins, Inc.	38,030	4,649,168	39,890	4,876,553	12,800	1,564,800
Daewoo Shipbuilding & Marine Engineering Co., Ltd.
144A (South Korea)	33,980	999,623	--	--	--	--
Daito Trust Construction Co., Ltd. (Japan)	36,800	2,041,225	11,400	632,336	3,000	166,404
DRS Technologies, Inc.	10,300	502,125	10,500	511,875	--	--
Eaton Corp.	8,200	618,280	8,300	625,820	2,600	196,040
Emerson Electric Co.	36,690	3,074,989	39,300	3,293,733	12,400	1,039,244
EnPro Industries, Inc. (NON)	37,890	1,273,104	39,300	1,320,480	12,400	416,640
European Aeronautic Defense and Space Co. (Netherlands)	30,881	886,751	22,761	653,585	5,918	169,936
Fanuc, Ltd. (Japan)	2,900	260,822	--	--	--	--
Franklin Electric Co., Inc.	10,400	537,056	10,600	547,384	--	--
Freightcar America, Inc.	29,100	1,615,341	29,800	1,654,198	4,500	249,795
Fujikura, Ltd. (Japan)	42,000	464,094	41,000	453,045	10,000	110,499
Global Imaging Systems, Inc. (NON)	10,500	433,440	10,700	441,696	--	--
Heico Corp.	15,600	442,260	15,900	450,765	--	--
Herman Miller, Inc.	47,500	1,224,075	49,200	1,267,884	15,600	402,012
Illinois Tool Works, Inc.	44,000	2,090,000	45,700	2,170,750	14,400	684,000
Imation Corp.	19,200	788,160	19,400	796,370	--	--
IMI PLC (United Kingdom)	88,770	819,581	86,832	801,688	22,854	211,003
JLG Industries, Inc.	25,900	582,750	27,400	616,500	8,400	189,000
John H. Harland Co. (SB)	43,440	1,889,640	44,400	1,931,400	9,200	400,200
Kaman Corp.	20,500	373,100	21,300	387,660	6,700	121,940
Legrand SA 144A (France)	2,296	64,580	--	--	--	--
Leighton Holdings, Ltd. (Australia)	72,911	939,520	69,677	897,847	18,339	236,314
Lockheed Martin Corp.	61,500	4,412,010	64,000	4,591,360	20,100	1,441,974
Makita Corp. (Japan)	8,000	253,368	--	--	--	--
MAN AG (Germany)	15,452	1,119,735	14,759	1,069,517	3,800	275,368
Modine Manufacturing Co.	61,700	1,441,312	65,300	1,525,408	20,800	485,888
Moog, Inc. (NON)	47,100	1,611,762	47,950	1,640,849	--	--
Mueller Industries, Inc.	13,700	452,511	14,100	465,723	--	--
NACCO Industries, Inc. Class A	3,650	501,547	3,680	505,669	--	--
Nordson Corp.	33,100	1,627,858	35,700	1,755,726	11,100	545,898
Parker-Hannifin Corp.	19,200	1,489,920	19,500	1,513,200	6,100	473,360
Precision Castparts Corp.	28,400	1,697,184	29,700	1,774,872	9,300	555,768
Raytheon Co.	15,600	695,292	16,200	722,034	5,100	227,307
Rieter Holding AG (Switzerland)	17,438	6,692,137	16,656	6,392,031	4,187	1,606,834
Rockwell Automation, Inc.	11,708	843,093	11,895	856,559	3,717	267,661
Rofin-Sinar Technologies, Inc. (NON)	11,800	678,146	12,100	695,387	--	--
Schneider Electric SA (France)	4,913	511,924	--	--	--	--
Shanghai Prime Machinery Co., Ltd. Class H (China)
(NON)	2,002,000	715,304	--	--	--	--
Shanghai Prime Machinery Co., Ltd. Class H1 (China)
(NON)	624,000	222,952	--	--	--	--
Siemens AG (Germany)	4,442	386,463	--	--	24	2,088
Skanska AB Class B (Sweden)	89,400	1,377,982	85,600	1,319,410	21,400	329,853
SMC Corp. (Japan)	1,900	269,125	--	--	--	--
Smith (A.O.) Corp.	30,400	1,409,344	30,800	1,427,888	9,600	445,056
Teledyne Technologies, Inc. (NON)	22,600	740,376	23,400	766,584	--	--
Terex Corp. (NON) (SB)	46,840	4,623,108	48,517	4,788,628	12,200	1,204,140
Thomas & Betts Corp. (NON)	49,500	2,539,350	51,600	2,647,080	16,300	836,190
ThyssenKrupp AG (Germany)	1	34	--	--	--	--
Timken Co.	19,300	646,743	20,500	686,955	6,500	217,815
United Industrial Corp. (SG) (SB) (SC)	71,160	3,219,990	74,300	3,362,075	13,100	592,775
United Stationers, Inc. (NON)	18,200	897,624	19,100	942,012	6,000	295,920
URS Corp. (NON)	13,300	558,600	13,400	562,800	--	--
USEC, Inc.	49,400	585,390	52,300	619,755	16,100	190,785
Valmont Industries, Inc.	19,600	911,204	20,800	966,992	6,600	306,834
Vinci SA (France)	22,906	2,358,933	21,885	2,253,787	5,517	568,158
Volvo AB Class A (Sweden)	23,800	1,146,805	22,800	1,098,620	5,800	279,473
Wabtec Corp.	20,200	755,480	20,900	781,660	--	--
Wartsila OYJ Class B (Finland)	26,200	1,105,391	24,600	1,037,886	6,500	274,238
WESCO International, Inc. (NON)	16,500	1,138,500	17,100	1,179,900	--	--
Wolseley PLC (United Kingdom)	9,707	214,157	--	--	--	--
		102,288,832		97,189,286		23,617,927

Communication Services		3.4%		2.4%		1.3%
America Movil SA de CV ADR Ser. L (Mexico)	31,290	1,040,705	--	--	--	--
AT&T, Inc. (SG) (SB) (SC)	151,221	4,217,554	162,832	4,541,384	52,037	1,451,312
Axtel SA de CV (Mexico) (NON)	683,770	1,272,581	--	--	--	--
Axtel SA de CV 144A (Mexico) (NON)	196,500	365,711	--	--	--	--
Belgacom SA (Belgium)	17,083	566,327	16,733	554,724	4,571	151,536
BellSouth Corp.	74,510	2,697,262	80,264	2,905,557	25,200	912,240
Brightpoint, Inc. (NON)	98,050	1,326,617	99,860	1,351,106	18,720	253,282
BT Group PLC (United Kingdom)	49,595	219,431	--	--	--	--
CenturyTel, Inc.	39,400	1,463,710	42,300	1,571,445	13,400	497,810
China Mobile (Hong Kong), Ltd. (Hong Kong)	306,000	1,749,314	--	--	--	--
China Netcom Group Corp. (Hong Kong), Ltd. (Hong Kong)	982,000	1,719,546	--	--	--	--
Commonwealth Telephone Enterprises, Inc. (SB)	16,500	547,140	17,400	576,984	5,500	182,380
Comstar United Telesystems 144A GDR (Russia) (SG)	163,719	980,677	--	--	--	--
Deutsche Telekom AG (Germany)	32,202	517,510	31,499	506,212	8,189	131,603
Deutsche Telekom AG ADR (Germany)	51,566	827,119	50,432	808,929	13,464	215,963
DirecTV Group, Inc. (The) (NON)	81,400	1,343,100	85,300	1,407,450	27,000	445,500
Dobson Communications Corp. (NON)	111,900	864,987	115,300	891,269	36,194	279,780
Earthlink, Inc. (NON)	85,405	739,607	87,585	758,486	--	--
Embarq Corp. (NON)	7,119	291,808	7,646	313,410	2,475	101,450
Far EasTone Telecommunications Co., Ltd. (Taiwan)	1,176,000	1,315,062	--	--	--	--
France Telecom SA (France)	40,833	877,566	39,074	839,762	10,342	222,266
Globe Telecom, Inc. (Philippines)	36,560	640,196	--	--	--	--
Golden Telecom, Inc. (Russia)	25,200	638,820	26,700	676,845	8,500	215,475

j2 Global Communications, Inc. (NON) (SG) (SB) (SC)	69,400	2,166,668	71,800	2,241,596	15,600	487,032
Koninklijke (Royal) KPN NV (Netherlands)	172,302	1,936,332	134,676	1,513,491	33,442	375,822
KT Freetel Co., Ltd. (South Korea)	25,350	793,858	--	--	--	--
Liberty Global, Inc. Class A (NON)	50,900	1,094,350	54,000	1,161,000	17,100	367,650
Maroc Telecom (Morocco)	17,604	231,369	--	--	--	--
Mobile Telesystems ADR (Russia)	82,450	2,427,328	--	--	--	--
Nice Systems, Ltd. ADR (Israel) (NON)	18,800	529,032	19,200	540,288	--	--
NII Holdings, Inc. (NON)	11,500	648,370	--	--	--	--
Nippon Telegraph & Telephone (NTT) Corp. (Japan)	608	2,984,147	542	2,660,210	136	667,507
NTT DoCoMo, Inc. (Japan)	576	846,614	564	828,976	154	226,352
Premiere Global Services, Inc. (NON)	196,710	1,485,161	203,600	1,537,180	41,100	310,305
Shenandoah Telecom Co.	6,700	314,900	6,800	319,600	--	--
Singapore Telecommunications, Ltd. (Singapore)	450,000	722,960	--	--	--	--
Sprint Nextel Corp.	147,080	2,940,129	158,120	3,160,819	49,500	989,505
Swisscom AG (Switzerland)	--	--	--	--	2	657
Syniverse Holdings, Inc. (NON)	64,100	942,270	65,400	961,380	--	--
Talk America Holdings, Inc. (NON)	4,600	28,474	4,600	28,474	--	--
Telecom Italia SpA (Italy)	166	462	--	--	--	--
Telefonica SA (Spain)	67,292	1,120,147	64,710	1,077,167	16,889	281,135
Telekom Austria AG (Austria)	15,127	336,707	14,797	329,362	3,519	78,328
Ubiquitel, Inc. (NON)	78,600	812,724	82,200	849,948	26,700	276,078
Valor Communications Group, Inc. (SG) (SB) (SC)	56,700	649,215	59,700	683,565	18,300	209,535
Verizon Communications, Inc.	182,376	6,107,772	196,053	6,565,815	62,500	2,093,125
Vodafone Group PLC (United Kingdom)	1,044,701	2,226,590	997,777	2,126,580	250,780	534,492
		57,567,929		44,289,014		11,958,120

Communications Equipment		1.0%		1.0%		0.5%
Cisco Systems, Inc. (NON) (SEG)	338,190	6,604,851	355,376	6,940,493	112,500	2,197,125
CommScope, Inc. (NON)	21,200	666,104	21,400	672,388	--	--
Corning, Inc. (NON)	57,700	1,395,763	60,400	1,461,076	19,000	459,610
F5 Networks, Inc. (NON)	8,200	438,536	8,400	449,232	--	--
Harris Corp.	15,800	655,858	16,100	668,311	--	--
Nokia OYJ (Finland)	249,110	5,083,055	237,064	4,837,258	59,562	1,215,354
Qualcomm, Inc.	51,170	2,050,382	52,400	2,099,668	16,500	661,155
Telefonaktiebolaget LM Ericsson AB Class B (Sweden)	258,892	855,616	255,027	842,842	65,939	217,923
		17,750,165		17,971,268		4,751,167

Components		--%		--%		--%
Coherent, Inc. (NON)	10,900	367,657	11,100	374,403	--	--

Computers		2.7%		2.3%		1.2%
Agilysys, Inc.	86,150	1,550,700	88,600	1,594,800	15,543	279,774
Anixter International, Inc. (SG)	11,900	564,774	12,200	579,012	--	--
ANSYS, Inc. (NON)	21,000	1,004,220	21,400	1,023,348	--	--
Apple Computer, Inc. (NON)	36,400	2,079,168	38,300	2,187,696	11,700	668,304
Autodesk, Inc. (NON)	49,410	1,702,669	52,300	1,802,258	16,600	572,036
Black Box Corp.	14,700	563,451	15,000	574,950	--	--
Blackbaud, Inc.	42,100	955,670	43,000	976,100	--	--
Brocade Communications Systems, Inc. (NON)	482,900	2,965,006	499,500	3,066,930	109,100	669,874
Compuware Corp. (NON)	127,000	850,900	133,800	896,460	42,600	285,420
Dell, Inc. (NON)	45,000	1,098,450	46,600	1,137,506	14,600	356,386
Emulex Corp. (NON)	62,400	1,015,248	64,500	1,049,415	12,000	195,240
Foundry Networks, Inc. (NON) (SG)	100,100	1,067,066	105,500	1,124,630	32,500	346,450
Fujitsu, Ltd. (Japan)	102,000	791,549	99,000	768,268	27,000	209,528
Hewlett-Packard Co.	189,000	5,987,520	197,500	6,256,800	62,200	1,970,496
IBM Corp.	101,440	7,792,621	107,300	8,242,786	33,000	2,535,060
Intergraph Corp. (NON)	78,300	2,465,667	82,500	2,597,925	21,100	664,439
Intervideo, Inc. (NON)	13,400	130,918	13,900	135,803	--	--
Lite-On Technology Corp. (Taiwan)	620,840	919,600	--	--	--	--
Mitsubishi Electric Corp. (Japan)	125,000	1,002,843	119,000	954,707	31,000	248,705
MTS Systems Corp.	77,000	3,042,270	80,450	3,178,580	15,200	600,552
NET One Systems Co., Ltd. (Japan)	316	588,871	310	577,690	85	158,399
Palm, Inc. (NON) (SG) (SB)	52,200	840,420	53,300	858,130	--	--
Playtech, Ltd. (Virgin Islands) (NON)	54,990	347,790	--	--	--	--
RadiSys Corp. (NON)	38,320	841,507	40,500	889,380	13,000	285,480
SPSS, Inc. (NON)	21,900	703,866	23,100	742,434	7,400	237,836
Transaction Systems Architects, Inc. (NON)	16,700	696,223	17,800	742,082	5,500	229,295
Trident Microsystems, Inc. (NON)	15,100	286,598	15,600	296,088	--	--
Vasco Data Security Intl. (NON)	54,000	450,900	55,800	465,930	--	--
Western Digital Corp. (NON)	29,323	580,889	30,300	600,243	--	--
Wincor Nixdorf AG (Germany)	1,744	221,298	--	--	--	--
Wistron Corp. (Taiwan) (NON)	924,000	1,084,641	--	--	--	--
Xyratex, Ltd. (Bermuda) (NON)	22,200	587,190	22,500	595,125	--	--
		44,780,503		43,915,076		10,513,274

Conglomerates		1.2%		1.0%		0.6%
3M Co.	49,820	4,023,961	53,310	4,305,849	16,700	1,348,859
AMETEK, Inc.	8,700	412,206	8,900	421,682	--	--
Ansell, Ltd. (Australia)	111,199	798,621	108,919	782,246	28,319	203,384
General Electric Co. (SEG)	118,080	3,891,917	125,178	4,125,867	39,700	1,308,512
Itochu Corp. (Japan)	307,000	2,699,344	294,000	2,585,039	74,000	650,656
Marubeni Corp. (Japan)	174,000	928,609	166,000	885,914	43,000	229,484
PRA International (NON)	27,966	622,803	29,000	645,830	--	--
Swire Pacific, Ltd. (Hong Kong)	277,000	2,858,556	265,500	2,739,880	66,500	686,260
Vivendi SA (France)	77,358	2,709,920	74,170	2,598,242	18,634	652,766
Walter Industries, Inc. (SG) (SB)	9,300	536,145	9,400	541,910	--	--
		19,482,082		19,632,459		5,079,921

Consumer Cyclicals		9.2%		7.5%		3.6%
Adidas-Salomon AG (Germany)	15,701	755,776	11,200	539,118	2,800	134,779
Aegis Group PLC (United Kingdom)	352,285	848,554	345,060	831,151	89,714	216,095
Aftermarket Technology Corp. (NON)	34,800	864,780	36,900	916,965	11,700	290,745
Aisin Seiki Co., Ltd. (Japan)	39,500	1,174,978	37,800	1,124,409	9,400	279,615
American Eagle Outfitters, Inc.	59,360	2,020,614	63,040	2,145,882	19,600	667,184
Ameristar Casinos, Inc.	39,020	758,939	40,186	781,618	12,600	245,070
Antena 3 de Television SA (Spain)	--	--	--	--	156	3,562
aQuantive, Inc. (NON)	22,000	557,260	22,500	569,925	--	--
Assa Abloy AB Class B (Sweden)	600	10,081	--	--	200	3,360
Autobacs Seven Co., Ltd. (Japan)	12,800	557,690	12,500	544,619	3,300	143,780
Barnes & Noble, Inc.	55,400	2,022,100	57,600	2,102,400	18,500	675,250
Bayerische Motoren Werke (BMW) AG (Germany)	4,150	207,137	--	--	--	--
Berkeley Group Holdings PLC (United Kingdom) (NON)	118,452	2,657,116	103,759	2,327,523	25,940	581,886
Best Buy Co., Inc.	27,000	1,480,680	27,300	1,497,132	8,500	466,140
BJ's Wholesale Club, Inc. (NON)	18,800	532,980	19,000	538,650	--	--
Black & Decker Manufacturing Co. (SG) (SB)	37,400	3,158,804	39,100	3,302,386	12,300	1,038,858
Bluegreen Corp. (NON)	52,100	597,066	56,100	642,906	17,700	202,842
British Sky Broadcasting PLC (United Kingdom)	119,687	1,269,369	115,094	1,220,657	30,039	318,586
Buckle, Inc. (The)	23,650	990,226	24,200	1,013,254	--	--
Building Material Holding Corp.	36,300	1,011,681	37,400	1,042,338	11,800	328,866
Burberry Group PLC (United Kingdom)	65,479	520,688	64,050	509,325	16,652	132,417
Casey's General Stores, Inc.	85,360	2,134,854	90,600	2,265,906	28,700	717,787
Catalina Marketing Corp.	18,100	515,126	18,500	526,510	--	--
Cato Corp. (The) Class A	26,050	673,393	26,300	679,855	--	--
CBS Corp. Class B	95,400	2,580,570	100,500	2,718,525	30,700	830,435
Charming Shoppes (NON)	45,700	513,668	46,300	520,412	--	--
Choice Hotels International, Inc.	28,400	1,721,040	28,900	1,751,340	--	--
Citadel Broadcasting Corp.	47,400	421,860	50,200	446,780	16,000	142,400
Claire's Stores, Inc.	30,600	780,606	31,000	790,810	--	--
CNS, Inc.	18,055	442,348	18,800	460,600	5,957	145,947
Consolidated Graphics, Inc. (NON)	12,900	671,574	13,200	687,192	--	--
Continental AG (Germany)	18,821	1,925,493	17,976	1,839,045	4,527	463,137
Corporacion Moctezuma, SA de CV 144A (Mexico)	381,521	777,683	--	--	--	--
Daily Mail and General Trust Class A (United Kingdom)	73,828	838,295	72,313	821,093	19,139	217,318
Davis Service Group PLC (United Kingdom)	87,278	761,420	85,373	744,800	22,197	193,648
Deckers Outdoor Corp. (NON) (SB)	17,500	674,800	18,000	694,080	--	--
Dillards, Inc. Class A	26,000	828,100	26,300	837,655	--	--
Dogan Yayin Holding (Turkey) (NON)	1	2	--	--	--	--
Dollar Tree Stores, Inc. (NON)	54,300	1,438,950	56,900	1,507,850	18,000	477,000
Dongfeng Motor Group Co., Ltd. Class H (China) (NON)	1,044,000	487,273	--	--	--	--
Dreamworks Animation SKG, Inc. Class A (NON)	27,799	636,597	29,500	675,550	9,400	215,260
Dress Barn, Inc. (NON) (SB) (SC)	47,700	1,209,195	49,200	1,247,220	15,400	390,390
EMAP PLC (United Kingdom)	58,895	927,407	56,283	886,277	14,634	230,439

Fiat SpA (Italy) (NON) (SG) (SB) (SC)	159,105	2,117,558	151,959	2,022,450	37,836	503,566
First Choice Holidays PLC (United Kingdom)	182,906	773,742	179,154	757,870	48,946	207,055
Ford Otomotiv Sanayi AS (Turkey)	58,025	387,810	--	--	--	--
Foschini, Ltd. (South Africa)	168,831	1,083,814	--	--	--	--
Genesco, Inc. (NON)	38,400	1,300,608	39,300	1,331,091	5,600	189,672
Genlyte Group, Inc. (The) (NON)	10,900	789,487	11,100	803,973	--	--
Gildan Activewear, Inc. (Canada) (NON)	4,700	223,163	--	--	--	--
Goodyear Tire & Rubber Co. (The) (NON) (SG) (SB) (SC)	80,600	894,660	82,900	920,190	26,000	288,600
Greek Organization of Football Prognostics (OPAP) SA
(Greece)	2	72	--	--	--	--
Group 1 Automotive, Inc.	15,000	845,100	15,300	862,002	--	--
GS Holdings Corp. (South Korea)	34,190	1,074,296	--	--	--	--
GUS PLC (United Kingdom)	73,832	1,318,952	70,517	1,259,732	17,639	315,107
Hasbro, Inc.	35,400	641,094	36,600	662,826	11,600	210,076
Home Depot, Inc. (The)	43,700	1,564,023	45,000	1,610,550	14,100	504,639
Honda Motor Co., Ltd. (Japan)	24,800	787,612	24,200	768,556	6,200	196,903
Hyundai Department Store Co., Ltd. (South Korea)	15,700	1,213,423	--	--	--	--
Hyundai Motor Co. (South Korea)	18,790	1,596,873	--	--	--	--
Imperial Holdings, Ltd. (South Africa) (NON)	71,342	1,351,421	--	--	--	--
Industria de Diseno Textil (Inditex) SA (Spain)	41,236	1,738,713	39,385	1,660,666	9,853	415,451
inVentiv Health, Inc. (NON)	27,000	777,060	27,900	802,962	--	--
Jakks Pacific, Inc. (NON) (SB)	67,900	1,364,111	70,700	1,420,363	11,100	222,999
JC Penney Co., Inc. (Holding Co.)	24,200	1,633,742	25,500	1,721,505	8,000	540,080
K-Swiss, Inc. Class A	41,300	1,102,710	42,800	1,142,760	7,700	205,590
Kellwood Co.	23,400	684,918	24,700	722,969	7,500	219,525
Knology, Inc. (NON)	149	1,386	--	--	66	614
Kuoni Reisen Holding AG (Switzerland) (NON)	3,456	1,935,834	3,302	1,849,573	830	464,914
Laidlaw International, Inc.	66,200	1,668,240	69,700	1,756,440	15,400	388,080
Lowe's Cos., Inc.	34,700	2,105,249	36,000	2,184,120	11,400	691,638
LSI Industries, Inc.	36,850	626,082	38,731	658,040	7,300	124,027
Luen Thai Holdings, Ltd. 144A (Hong Kong)	--	--	--	--	6,000	1,437
Maidenform Brands, Inc. (NON)	46,700	575,811	47,800	589,374	--	--
Marks & Spencer PLC (United Kingdom)	247,389	2,685,504	186,718	2,026,897	46,930	509,444
Marvel Entertainment, Inc. (NON) (SG) (SB)	28,000	560,000	28,600	572,000	--	--
Matsushita Electric Industrial Co., Ltd. (Japan)	137,000	2,894,619	122,000	2,577,690	31,000	654,987
Mattel, Inc.	41,600	686,816	43,400	716,534	13,700	226,187
McGraw-Hill Cos., Inc. (The)	72,500	3,641,675	78,100	3,922,963	24,700	1,240,681
Mediaset SpA (Italy)	59,635	701,439	58,359	686,430	15,900	187,019
Men's Wearhouse, Inc. (The)	21,050	637,815	21,450	649,935	--	--
Modern Times Group AB (Sweden) (F)(NON)	6,100	19,016	--	--	--	--
Modern Times Group AB Class B (Sweden)	6,100	320,611	--	--	--	--
Multimedia Games, Inc. (NON) (SG) (SB) (SC)	82,000	830,660	84,700	858,011	19,800	200,574
NCI Building Systems, Inc. (NON) (SG)	11,500	611,455	12,100	643,357	3,800	202,046
Next PLC (United Kingdom)	60,116	1,814,336	49,254	1,486,514	12,322	371,885
NIKE, Inc. Class B	8,300	672,300	8,600	696,600	2,700	218,700
Nobia AB (Sweden)	11,100	360,680	--	--	--	--
Nordstrom, Inc.	131,000	4,781,500	140,980	5,145,770	44,700	1,631,550
Nu Skin Enterprises, Inc. Class A	45,500	675,675	48,700	723,195	15,400	228,690
Office Depot, Inc. (NON)	40,200	1,527,600	41,700	1,584,600	13,200	501,600
Omnicom Group, Inc.	7,600	677,084	7,900	703,811	2,500	222,725
Pantry, Inc. (The) (NON)	45,840	2,637,634	47,600	2,738,904	9,200	529,368
Payless ShoeSource, Inc. (NON)	75,000	2,037,750	77,700	2,111,109	13,300	361,361
Phillips-Van Heusen Corp.	48,700	1,858,392	49,700	1,896,552	--	--
Playboy Enterprises, Inc. Class B (NON)	55,300	551,894	58,500	583,830	18,600	185,628
Plexus Corp. (NON)	18,500	632,885	18,800	643,148	--	--
Polo Ralph Lauren Corp.	6,300	345,870	6,600	362,340	2,100	115,290
Praktiker Bau- und Heimwerkermaerkte AG (Germany)	8,976	249,484	--	--	--	--
PT Astra International, Inc. (Indonesia)	1,093,500	1,151,115	--	--	--	--
Puma AG Rudolf Dassier Sport (Germany)	1,490	579,605	1,458	567,157	379	147,430
Rent-A-Center, Inc. (NON)	16,900	420,134	17,800	442,508	5,700	141,702
S.A. D'Ieteren NV (Belgium)	2,079	671,145	2,034	656,618	528	170,450
Sankyo Co., Ltd. (Japan)	4,300	273,500	--	--	--	--
Scholastic Corp. (NON)	16,700	433,699	16,900	438,893	--	--
Select Comfort Corp. (NON) (SG) (SB) (SC)	28,500	654,645	29,250	671,873	9,150	210,176
SGS SA (Switzerland)	406	384,551	--	--	--	--
Sherwin-Williams Co. (The)	46,000	2,184,080	48,000	2,279,040	15,200	721,696
Skechers U.S.A., Inc. Class A (NON)	39,940	962,953	42,300	1,019,853	13,200	318,252
Smart & Final, Inc. (NON)	30,600	515,304	31,600	532,144	--	--
Societe Television Francaise I (France)	21,227	692,037	20,764	676,943	5,398	175,984
Sony Corp. (Japan)	44,900	1,983,771	43,000	1,899,825	10,800	477,165
Sotheby's Holdings, Inc. Class A (NON)	30,900	811,125	31,600	829,500	--	--
Steven Madden, Ltd.	63,300	1,874,946	64,950	1,923,819	7,000	207,340
Stride Rite Corp.	43,500	573,765	44,100	581,679	--	--
Suzuki Motor Corp. (Japan)	48,800	1,056,693	--	--	--	--
TeleTech Holdings, Inc. (NON)	104,700	1,325,502	107,000	1,354,620	--	--
Timberland Co. (The) Class A (NON)	14,800	386,280	15,100	394,110	--	--
Tomkins PLC (United Kingdom)	151,065	803,871	147,767	786,322	38,892	206,958
Too, Inc. (NON)	11,300	433,807	11,600	445,324	--	--
Toro Co. (The)	33,100	1,545,770	33,800	1,578,460	--	--
Toyota Motor Corp. (Japan)	22,865	1,198,262	9,900	518,819	2,600	136,255
United Business Media PLC (United Kingdom)	39,972	478,633	39,100	468,192	9,298	111,336
USG Corp. (NON) (SG) (SB) (SC)	33,200	2,421,276	34,500	2,516,085	8,400	612,612
Volkswagon AG (Germany)	34,810	2,438,850	33,248	2,329,415	8,357	585,505
VS Holdings, Inc. (NON)	63,050	1	--	--	15,358	1
Vulcan Materials Co.	18,400	1,435,200	19,100	1,489,800	6,000	468,000
Wal-Mart de Mexico SA de CV Ser. V (Mexico)	552,100	1,551,076	--	--	--	--
Wal-Mart Stores, Inc.	79,750	3,841,558	85,432	4,115,259	27,300	1,315,041
Walt Disney Co. (The)	85,127	2,553,810	92,189	2,765,670	29,200	876,000
Warner Music Group Corp.	25,800	760,584	27,300	804,804	8,300	244,684
Whirlpool Corp.	44,300	3,661,395	45,600	3,768,840	14,300	1,181,895
Wiley (John) & Sons, Inc. Class A	10,200	338,640	10,700	355,240	3,400	112,880
William Hill PLC (United Kingdom)	325,243	3,768,221	310,635	3,598,975	78,074	904,555
Wolverine World Wide, Inc.	19,500	454,935	19,850	463,101	--	--
Yamaha Motor Co., Ltd. (Japan)	93,800	2,453,736	89,500	2,341,251	22,500	588,583
		154,621,506		141,204,099		32,945,004

Consumer Finance		0.7%		0.6%		0.2%
Accredited Home Lenders Holding Co. (NON) (SG) (SB)	27,380	1,309,038	29,900	1,429,519	9,350	447,024
Asta Funding, Inc. (SG) (SB) (SC)	61,900	2,318,155	63,800	2,389,310	8,700	325,815
Capital Trust, Inc. Class A (R)	6,800	242,216	6,700	238,654	--	--
CompuCredit Corp. (NON) (SG) (SB)	54,100	2,079,604	56,400	2,168,016	13,200	507,408
Countrywide Financial Corp.	30,700	1,169,056	32,920	1,253,594	10,500	399,840
Credit Saison Co., Ltd. (Japan)	4,200	199,160	--	--	--	--
CSU Cardsystem SA (Brazil) (NON)	95,800	538,128	--	--	--	--
Diamond Lease Co., Ltd. (Japan)	9,200	457,988	--	--	--	--
Nelnet, Inc. Class A (NON)	12,200	494,710	12,600	510,930	--	--
Portfolio Recovery Associates, Inc. (NON)	13,800	630,660	14,100	644,370	--	--
Provident Financial PLC (United Kingdom)	69,355	788,788	67,841	771,569	17,639	200,612
World Acceptance Corp. (NON)	39,099	1,388,796	39,900	1,417,248	--	--
		11,616,299		10,823,210		1,880,699

Consumer Staples		7.2%		6.2%		3.6%
Aderans Co., Ltd. (Japan)	37,900	1,024,593	35,700	965,118	9,300	251,417
Administaff, Inc. (SG) (SC)	30,900	1,106,529	32,100	1,149,501	5,200	186,212
Altria Group, Inc.	110,630	8,123,561	113,834	8,358,831	35,700	2,621,451
American Greetings Corp. Class A (SG) (SB)	23,700	497,937	23,900	502,139	--	--
Autogrill SpA (Italy)	90,987	1,399,412	86,901	1,336,568	21,748	334,492
BAT Industries PLC (United Kingdom)	133,825	3,370,713	128,309	3,231,779	32,234	811,893
Brinker International, Inc.	67,800	2,461,140	70,800	2,570,040	22,400	813,120
Career Education Corp. (NON)	21,400	639,646	22,400	669,536	7,100	212,219
Carrefour Supermarche SA (France)	10,047	588,819	--	--	--	--
CBRL Group, Inc.	19,100	647,872	19,900	675,008	6,300	213,696
Chattem, Inc. (NON)	17,900	543,623	18,400	558,808	--	--
Chiquita Brands International, Inc. (SB) (SC)	46,800	644,904	48,800	672,464	15,600	214,968
Coca-Cola Co. (The)	49,700	2,138,094	51,600	2,219,832	16,700	718,434
Colgate-Palmolive Co.	35,500	2,126,450	37,600	2,252,240	11,900	712,810
Colruyt SA (Belgium)	3,510	547,928	3,540	552,611	967	150,953
Costco Wholesale Corp.	19,750	1,128,318	20,877	1,192,703	6,600	377,058
Darden Restaurants, Inc.	54,270	2,138,238	56,810	2,238,314	18,500	728,900
Domino's Pizza, Inc.	44,800	1,108,352	45,700	1,130,618	--	--
Energizer Holdings, Inc. (NON)	40,690	2,383,213	43,170	2,528,467	13,400	784,838
Estee Lauder Cos., Inc. (The) Class A	21,300	823,671	22,300	862,341	7,000	270,690
Flowers Foods, Inc.	15,300	438,192	15,400	441,056	--	--
FU JI Food and Catering Services Holdings, Ltd. (China)	114,000	187,879	--	--	--	--

General Mills, Inc.	45,100	2,329,866	47,500	2,453,850	14,600	754,236
Heineken NV (Netherlands)	193,535	8,202,454	184,843	7,834,067	46,458	1,968,996
Henkel KGaA (Preference) (Germany)	4,113	470,055	--	--	--	--
Ihop Corp.	10,700	514,456	10,900	524,072	--	--
Imperial Tobacco Group PLC (United Kingdom)	25,348	782,361	24,795	765,293	6,526	201,424
InBev NV (Belgium)	10,961	537,423	--	--	--	--
Inchcape PLC (United Kingdom)	391,119	3,417,575	375,000	3,276,728	94,212	823,219
Jack in the Box, Inc. (NON)	30,579	1,198,697	31,900	1,250,480	6,500	254,800
Japan Tobacco, Inc. (Japan)	1,572	5,735,118	1,068	3,896,378	271	988,688
Kellogg Co.	59,270	2,870,446	62,800	3,041,404	19,900	963,757
Kimberly-Clark Corp.	20,530	1,266,701	20,770	1,281,509	6,500	401,050
Koninklijke Ahold NV (Netherlands) (NON)	44,792	388,840	43,815	380,359	10,420	90,456
Korn/Ferry International (NON)	53,100	1,040,229	56,300	1,102,917	17,500	342,825
Kroger Co.	91,000	1,989,260	95,900	2,096,374	29,400	642,684
Labor Ready, Inc. (NON)	102,300	2,317,095	106,400	2,409,960	20,000	453,000
Longs Drug Stores, Inc.	18,900	862,218	20,500	935,210	6,400	291,968
Luby's, Inc. (NON)	40,000	417,200	40,500	422,415	--	--
McDonald's Corp.	89,700	3,013,920	96,100	3,228,960	30,200	1,014,720
MegaStudy Co., Ltd. (South Korea)	7,212	703,406	--	--	--	--
Meiji Dairies Corp. (Japan)	399,000	2,789,160	382,000	2,670,324	95,000	664,086
Nash Finch Co. (SG) (SB) (SC)	37,030	788,369	38,300	815,407	4,500	95,805
Nestle SA (Switzerland)	1,504	471,573	--	--	--	--
Papa John's International, Inc. (NON)	20,900	693,880	22,100	733,720	7,000	232,400
Pepsi Bottling Group, Inc. (The)	95,900	3,083,185	100,100	3,218,215	32,500	1,044,875
PepsiCo, Inc.	63,700	3,824,548	65,600	3,938,624	20,600	1,236,824
Performance Food Group Co. (NON)	26,000	789,880	26,400	802,032	--	--
Playtex Products, Inc. (NON)	33,300	347,319	35,200	367,136	11,000	114,730
Procter & Gamble Co. (The)	70,680	3,929,808	73,990	4,113,844	23,600	1,312,160
Reckitt Benckiser PLC (United Kingdom)	18,974	708,790	--	--	--	--
Reynolds American, Inc. (SG) (SB) (SC)	23,300	2,686,490	24,600	2,836,380	7,500	864,750
Robert Half International, Inc.	33,300	1,398,600	34,800	1,461,600	11,300	474,600
Royal Numico NV (Netherlands)	3,598	161,416	--	--	--	--
Safeway, Inc. (SG) (SB) (SC)	83,700	2,176,200	88,100	2,290,600	28,000	728,000
Seaboard Corp.	965	1,235,200	995	1,273,600	210	268,800
Supervalu, Inc.	50,670	1,555,569	53,290	1,636,003	16,300	500,410
Swedish Match AB (Sweden)	104,300	1,680,062	100,400	1,617,241	25,100	404,310
Thai Beverage PCL 144A (Thailand) (NON)	5,881,000	985,746	--	--	--	--
Time Warner, Inc.	413,520	7,153,896	445,823	7,712,738	140,300	2,427,190
Toyo Suisan Kaisha, Ltd. (Japan)	134,000	2,100,857	128,000	2,006,789	32,000	501,697
Unilever NV (Netherlands)	26,076	591,086	25,509	578,233	6,630	150,288
Universal Robina Corp. (Philippines)	2,084,490	706,474	--	--	--	--
Universal Robina Corp. 144A (Philippines)	332,000	112,521	--	--	--	--
Universal Technical Institute, Inc. (NON)	44,000	968,880	46,400	1,021,728	14,300	314,886
USANA Health Sciences, Inc. (NON) (SG) (SB) (SC)	29,600	1,121,840	31,200	1,182,480	9,600	363,840
UST, Inc.	31,610	1,428,456	33,300	1,504,827	10,700	483,533
Viacom, Inc. Class B (NON)	10,600	379,904	11,200	401,408	3,600	129,024
VFB, LLC (F)(RES)(NON)	--	--	--	--	254,213	5,402
Weiss Markets, Inc.	4,642	191,250	4,900	201,880	--	--
Woolworths, Ltd. (Australia)	244,137	3,653,609	234,078	3,503,072	58,805	880,041
Yum! Brands, Inc.	21,960	1,103,929	22,860	1,149,172	7,400	371,998
		120,944,901		116,045,003		32,164,623

Electronics		3.3%		2.1%		1.0%
Agere Systems, Inc. (NON)	139,900	2,056,530	145,300	2,135,910	45,900	674,730
ALPS Electric Co., Ltd. (Japan)	104,700	1,309,895	100,000	1,251,094	25,100	314,025
Ansoft Corp. (NON)	78,500	1,607,680	81,800	1,675,264	13,200	270,336
Atmel Corp. (NON)	368,930	2,047,562	393,400	2,183,370	124,015	688,283
Chartered Semiconductor Manufacturing, Ltd.
(Singapore) (NON)	293,000	250,190	--	--	--	--
Compal Electronics, Inc. (Taiwan)	644,000	614,716	--	--	--	--
Diodes, Inc. (NON) (SG)	15,800	654,752	16,150	669,256	--	--
Eagle Test Systems, Inc. (NON)	45,900	643,518	47,100	660,342	--	--
FEI Co. (NON) (SG) (SC)	44,800	1,016,064	46,700	1,059,156	14,800	335,664
General Cable Corp. (NON)	44,600	1,561,000	45,600	1,596,000	--	--
Hon Hai Precision Industry Co., Ltd. (Taiwan)	262,934	1,624,453	--	--	--	--
Hynix Semiconductor, Inc. (South Korea) (NON)	49,000	1,588,728	--	--	--	--
Hynix Semiconductor, Inc. GDR 144A (South Korea) (NON)	7,215	225,974	--	--	--	--
Infineon Technologies AG (Germany) (NON)	56,436	627,735	55,204	614,031	14,352	159,637
Intel Corp. (SEG)	257,930	4,887,774	260,926	4,944,548	81,400	1,542,530
Komag, Inc. (NON) (SG) (SB) (SC)	39,900	1,842,582	41,300	1,907,234	8,600	397,148
LG Electronics, Inc. (South Korea)	11,500	697,227	--	--	--	--
LSI Logic Corp. (NON)	88,600	792,970	92,600	828,770	29,300	262,235
Motech Industries, Inc. (Taiwan)	10,000	235,389	--	--	--	--
Motorola, Inc.	189,940	3,827,291	196,216	3,953,752	61,700	1,243,255
Multi-Fineline Electronix, Inc. (NON) (SG) (SB)	15,900	527,721	16,200	537,678	--	--
National Semiconductor Corp.	60,800	1,450,080	64,300	1,533,555	20,500	488,925
NEC Corp. (Japan)	47,000	250,831	46,000	245,494	11,000	58,705
Netlogic Microsystems, Inc. (NON) (SG) (SB)	14,600	470,850	14,900	480,525	--	--
Omnivision Technologies, Inc. (NON) (SB)	55,700	1,176,384	56,900	1,201,728	--	--
Omron Corp. (Japan)	49,600	1,264,952	37,600	958,915	9,400	239,729
Park Electrochemical Corp.	11,300	290,975	11,500	296,125	--	--
QLogic Corp. (NON)	143,300	2,470,492	149,100	2,570,484	47,800	824,072
Reunert, Ltd. (South Africa)	196,947	1,796,281	--	--	--	--
Samsung Electronics Co., Ltd. (South Korea)	7,185	4,568,278	--	--	--	--
Samsung Electronics Co., Ltd. (Preference) (South
Korea)	1,692	826,019	--	--	--	--
Silicon Image, Inc. (NON)	88,100	949,718	90,700	977,746	--	--
STMicroelectronics NV (Switzerland)	21,836	351,479	--	--	--	--
Synopsys, Inc. (NON)	17,900	335,983	18,500	347,245	--	--
Texas Instruments, Inc.	118,900	3,601,481	123,400	3,737,786	40,000	1,211,600
Toshiba Corp. (Japan)	373,000	2,437,717	355,000	2,320,079	89,000	581,654
Uniden (Japan)	39,000	431,286	38,000	420,227	10,000	110,586
United Microelectronics Corp. (Taiwan)	4,846,231	2,904,265	--	--	--	--
Woodward Governor Co.	17,600	536,976	18,000	549,180	--	--
		54,753,798		39,655,494		9,403,114

Energy		7.9%		5.4%		2.9%
Addax Petroleum Corp. (Canada) (NON)	8,100	217,472	--	--	--	--
Anadarko Petroleum Corp.	48,000	2,289,120	49,900	2,379,731	15,800	753,502
BP PLC (United Kingdom)	400,045	4,664,459	286,234	3,337,442	71,943	838,844
Chevron Corp. (SEG)	122,402	7,596,268	127,684	7,924,069	40,200	2,494,812
China Petroleum & Chemical Corp. (China)	4,866,000	2,788,018	--	--	--	--
China Shenhua Energy Co., Ltd. (China)	597,500	1,103,960	--	--	--	--
ConocoPhillips	97,429	6,384,522	103,431	6,777,833	32,199	2,110,000
Core Laboratories NV (Netherlands) (NON)	17,600	1,074,304	18,000	1,098,720	--	--
ENI SpA (Italy)	186,772	5,494,512	165,713	4,874,992	41,711	1,227,066
Exxon Mobil Corp. (SEG)	322,630	19,793,351	347,657	21,328,757	109,700	6,730,095
Forest Oil Corp. (NON)	6,400	212,224	6,800	225,488	--	--
Frontier Oil Corp. (SB)	155,020	5,022,648	158,600	5,138,640	23,000	745,200
Giant Industries, Inc. (NON)	42,650	2,838,358	45,800	3,047,990	11,600	771,980
Hanover Compressor Co. (NON)	--	--	250	4,695	192	3,606
Harvest Natural Resources, Inc. (NON)	54,200	733,868	58,500	792,090	18,500	250,490
Helix Energy Solutions Group, Inc. (NON)	17,800	718,408	18,200	734,552	--	--
Helmerich & Payne, Inc.	34,800	2,097,048	35,800	2,157,308	7,300	439,898
Holly Corp.	54,900	2,646,180	56,600	2,728,120	9,200	443,440
Houston Exploration Co. (NON)	10,100	618,019	10,400	636,376	--	--
Lukoil (Russia)	5,802	485,047	--	--	--	--
Lukoil ADR (Russia)	36,664	3,079,776	--	--	--	--
Marathon Oil Corp.	41,010	3,416,133	43,960	3,661,868	13,900	1,157,870
MOL Magyar Olaj- es Gazipari Rt. (Hungary)	25,555	2,626,153	--	--	--	--
Norsk Hydro ASA (Norway)	133,045	3,529,159	82,695	2,193,572	20,725	549,752
OAO Gazprom (Russia)	457,304	4,801,692	--	--	--	--
Occidental Petroleum Corp.	12,600	1,292,130	13,100	1,343,405	4,400	451,220
Oil States International, Inc. (NON)	12,800	438,784	13,200	452,496	--	--
PetroChina Co., Ltd. (China)	1,587,000	1,695,971	--	--	--	--
Petroleo Brasileiro SA ADR (Preference) (Brazil)	44,281	3,535,395	--	--	--	--
Petroleo Brasileiro SA ADR (Brazil)	32,043	2,861,760	--	--	--	--
Petroleum Development Corp. (NON)	11,200	422,240	11,400	429,780	--	--
Questar Corp.	26,200	2,108,838	28,100	2,261,769	8,800	708,312
Renewable Energy Corp. AS (Norway) (NON) (SG)	6,727	96,250	--	--	--	--
Renewable Energy Corp. AS 144A (Norway) (NON)	7,500	107,310	--	--	--	--
Repsol YPF SA (Spain)	34,684	992,851	33,785	967,116	8,785	251,476
Royal Dutch Shell PLC Class A (Netherlands)	31,557	1,061,090	--	--	--	--
Royal Dutch Shell PLC Class B (Netherlands)	198,178	6,930,337	174,670	6,108,256	43,901	1,535,230

Saipem SpA (Italy)	37,991	862,630	--	--	--	--
Sasol, Ltd. (South Africa)	73,685	2,843,304	--	--	--	--
SK Corp. (South Korea)	41,280	2,655,082	--	--	--	--
Statoil ASA (Norway)	172,765	4,902,179	146,000	4,142,726	36,700	1,041,357
Sunoco, Inc.	67,040	4,645,202	70,400	4,878,016	22,700	1,572,883
Tesoro Corp.	44,550	3,312,738	46,100	3,427,996	8,200	609,752
Todco Class A	12,200	498,370	12,400	506,540	--	--
Total SA (France)	16,139	1,061,604	--	--	--	--
Valero Energy Corp.	30,426	2,023,938	32,132	2,137,421	10,194	678,105
Veritas DGC, Inc. (NON)	89,100	4,595,778	91,800	4,735,044	16,100	830,438
Western Refining, Inc.	15,901	343,144	16,615	358,552	--	--
		133,517,624		100,791,360		26,195,328

Financial		3.6%		2.9%		1.6%
Acta Holding ASA (Norway)	50,000	159,156	--	--	--	--
Advanta Corp. Class B	31,100	1,118,045	32,900	1,182,755	10,500	377,475
Assurant, Inc. (SG) (SB) (SC)	16,800	813,120	17,900	866,360	5,500	266,200
Citigroup, Inc. (SEG)	202,953	9,790,453	214,137	10,329,969	65,600	3,164,544
Contifinancial Corp. Liquidating Trust Units	1,878,703	587	--	--	500,683	156
Deutsche Boerse AG (Germany)	2,714	370,163	2,655	362,116	631	86,062
First American Corp.	49,700	2,100,819	51,200	2,164,224	12,200	515,694
Hitachi Capital Corp. (Japan)	302,700	5,296,588	289,100	5,058,618	72,600	1,270,341
HRPT Properties Trust (R)	134,520	1,555,051	139,300	1,610,308	44,200	510,952
ICAP PLC (United Kingdom)	28,020	258,051	--	--	--	--
Independent Bank Corp.	22,100	581,230	23,500	618,050	7,400	194,620
International Securities Exchange, Inc. (SG) (SB)	17,800	677,646	18,200	692,874	--	--
JPMorgan Chase & Co.	94,702	3,977,484	101,381	4,258,002	32,200	1,352,400
Lehman Brothers Holdings, Inc.	69,800	4,547,470	73,900	4,814,585	22,700	1,478,905
London Stock Exchange Group PLC (United Kingdom)	97,427	2,050,355	93,051	1,958,261	23,276	489,844
Man Group PLC (United Kingdom)	116,872	5,507,028	109,410	5,155,417	27,486	1,295,145
MGIC Investment Corp.	17,100	1,111,500	18,000	1,170,000	5,800	377,000
Mitsubishi UFJ Financial Group, Inc. (Japan)	275	3,849,519	240	3,359,580	61	853,893
Nasdaq Stock Market, Inc. (The) (NON)	25,700	768,430	26,500	792,350	--	--
Nationwide Financial Services, Inc. Class A	18,300	806,664	19,900	877,192	6,200	273,296
Nuveen Investments, Inc. Class A	9,000	387,450	9,300	400,365	--	--
Orix Corp. (Japan)	17,180	4,201,059	14,190	3,469,908	3,560	870,534
Radian Group, Inc.	11,500	710,470	12,100	747,538	3,800	234,764
Royal Bank of Scotland Group PLC (United Kingdom)	124,209	4,084,061	97,446	3,204,078	24,481	804,949
Sampo OYJ Class A (Finland)	34,900	665,725	34,100	650,465	9,000	171,677
Shinhan Financial Group Co., Ltd. (South Korea)	58,840	2,760,839	--	--	--	--
Shinhan Financial Group Co., Ltd. ADR (South Korea)	1,800	170,100	--	--	--	--
Sinopac Holdings Co. (Taiwan)	2,017,000	1,018,718	--	--	--	--
Tower, Ltd. (New Zealand) (NON)	245,479	515,029	240,120	503,785	57,104	119,807
Wiener Staed Ver 144A (Austria)	1,600	94,098	--	--	--	--
		59,946,908		54,246,800		14,708,258

Health Care		8.6%		7.2%		3.7%
Abbott Laboratories	52,020	2,268,592	54,775	2,388,738	16,700	728,287
Aetna, Inc.	61,800	2,467,674	64,400	2,571,492	20,200	806,586
Albany Molecular Research, Inc. (NON)	86,377	922,506	90,187	963,197	18,600	198,648
Alfresa Holdings Corp. (Japan)	9,500	590,945	9,300	578,504	2,400	149,291
Alkermes, Inc. (NON)	25,500	482,460	26,100	493,812	--	--
Alpharma, Inc. Class A	54,500	1,310,180	56,100	1,348,644	11,200	269,248
AMERIGROUP Corp. (NON)	19,800	614,592	20,300	630,112	--	--
Amgen, Inc. (NON)	65,900	4,298,657	67,800	4,422,594	21,300	1,389,399
AMN Healthcare Services, Inc. (NON)	38,600	783,580	39,400	799,820	--	--
Applera Corp. - Celera Genomics Group (NON)	85,950	1,113,053	89,500	1,159,025	28,300	366,485
Applera Corp. - Applied Biosystems Group	126,600	4,095,510	130,400	4,218,440	40,900	1,323,115
AstraZeneca PLC (United Kingdom)	116,352	7,023,141	103,561	6,251,061	26,050	1,572,408
Becton, Dickinson and Co.	85,600	5,232,728	91,500	5,593,395	29,200	1,784,996
Bristol-Myers Squibb Co. (SG) (SB)	93,560	2,419,462	99,025	2,560,787	31,500	814,590
Candela Corp. (NON)	82,300	1,305,278	87,100	1,381,406	26,800	425,048
Caremark Rx, Inc.	--	--	1	50	--	--
Celesio AG (Germany)	5,324	484,027	5,208	473,481	1,354	123,098
Cephalon, Inc. (NON) (SG) (SB)	9,900	594,990	10,100	607,010	--	--
Cerner Corp. (NON)	9,500	352,545	9,800	363,678	--	--
CIGNA Corp.	18,330	1,805,688	19,028	1,874,448	6,000	591,060
Coventry Health Care, Inc. (NON)	57,480	3,157,951	60,895	3,345,571	19,300	1,060,342
CSL, Ltd. (Australia)	7,737	308,862	--	--	--	--
Dade Behring Holdings, Inc.	38,490	1,602,724	39,200	1,632,288	--	--
Daiichi Sankyo Co., Ltd. (Japan)	30,800	848,819	--	--	--	--
Digene Corp. (NON)	17,700	685,698	18,100	701,194	--	--
DJ Orthopedics, Inc. (NON)	26,700	983,361	27,300	1,005,459	--	--
Eli Lilly Co.	41,000	2,266,070	42,200	2,332,394	13,200	729,564
Enzon, Inc. (NON) (SG) (SB)	24,900	187,746	25,700	193,778	--	--
Forest Laboratories, Inc. (NON)	67,100	2,596,099	68,400	2,646,396	21,400	827,966
Fresenius Medical Care AG (Germany)	2,352	268,829	--	--	--	--
Genentech, Inc. (NON)	19,200	1,570,560	20,200	1,652,360	6,500	531,700
Genesis HealthCare Corp. (NON) (SB)	23,900	1,132,143	24,400	1,155,828	--	--
Gilead Sciences, Inc. (NON)	64,800	3,833,568	68,300	4,040,628	21,500	1,271,940
GlaxoSmithKline PLC (United Kingdom)	209,428	5,852,030	141,504	3,954,035	35,550	993,371
Haemonetics Corp. (NON)	44,600	2,074,346	45,200	2,102,252	3,542	164,738
Health Net, Inc. (NON)	18,000	813,060	18,900	853,713	5,800	261,986
Hospira, Inc. (NON)	52,900	2,271,526	55,800	2,396,052	17,200	738,568
Humana, Inc. (NON)	55,120	2,959,944	57,600	3,093,120	18,150	974,655
Intuitive Surgical, Inc. (NON)	4,000	471,880	4,100	483,677	--	--
Johnson & Johnson	123,712	7,412,823	129,304	7,747,896	40,800	2,444,736
Kaken Pharmaceutical Co., Ltd. (Japan)	123,000	924,383	117,000	879,291	30,000	225,459
Kinetic Concepts, Inc. (NON)	22,900	1,011,035	24,100	1,064,015	7,800	344,370
King Pharmaceuticals, Inc. (NON)	140,000	2,380,000	147,400	2,505,800	45,100	766,700
LifeCell Corp. (NON)	23,900	738,988	24,400	754,448	--	--
Ligand Pharmaceuticals, Inc. Class B (NON) (SG) (SB)	31,200	263,640	32,300	272,935	--	--
Magellan Health Services, Inc. (NON)	36,500	1,653,815	37,200	1,685,532	--	--
Mayne Pharma, Ltd. (Australia) (NON)	254,006	490,491	248,461	479,783	61,334	118,437
McKesson Corp.	40,500	1,914,840	42,200	1,995,216	13,300	628,824
Mediceo Paltac Holdings Co., Ltd. (Japan)	51,700	924,991	36,400	651,251	9,600	171,759
Medicis Pharmaceutical Corp. Class A (SG)	22,500	540,000	23,700	568,800	7,200	172,800
Mentor Corp. (SB)	23,700	1,030,950	24,300	1,057,050	4,500	195,750
Merck & Co., Inc.	148,160	5,397,469	155,513	5,665,339	50,350	1,834,251
Metropolitan Holdings, Ltd. (South Africa)	820,426	1,358,416	--	--	--	--
Millennium Pharmaceuticals, Inc. (NON)	110,900	1,105,673	114,100	1,137,577	35,800	356,926
Network Healthcare Holdings, Ltd. (South Africa) (NON)	1,145,124	1,540,929	--	--	--	--
Nobel Biocare Holding AG (Switzerland)	1,010	239,367	--	--	--	--
Novartis AG (Switzerland)	17,971	971,405	--	--	--	--
Odyssey Healthcare, Inc. (NON)	30,300	532,371	31,000	544,670	--	--
OraSure Technologies, Inc. (NON)	60,900	579,768	62,200	592,144	--	--
Pain Therapeutics, Inc. (NON) (SG) (SB)	60,600	506,010	62,100	518,535	--	--
Pediatrix Medical Group, Inc. (NON)	14,300	647,790	14,600	661,380	--	--
Per-Se Technologies, Inc. (NON)	18,700	470,866	19,100	480,938	--	--
Pfizer, Inc.	139,049	3,263,480	149,997	3,520,430	47,400	1,112,478
Regeneron Pharmaceuticals, Inc. (NON)	26,400	338,448	27,300	349,986	--	--
Roche Holding AG (Switzerland)	29,896	4,933,438	26,225	4,327,650	6,589	1,087,317
Salix Pharmaceuticals, Ltd. (NON)	74,558	917,063	76,545	941,504	--	--
Sanofi-Synthelabo SA (France)	6,108	595,833	--	--	--	--
Savient Pharmaceuticals, Inc. (NON)	99,900	524,475	102,000	535,500	--	--
Schering AG (Germany) (SG) (SB)	9,271	1,055,389	8,855	1,008,032	2,300	261,827
Schering-Plough Corp.	73,400	1,396,802	76,900	1,463,407	24,400	464,332
Sciele Pharma, Inc. (NON)	18,300	424,377	18,700	433,653	--	--
Serono SA (Switzerland)	243	167,562	--	--	--	--
Sierra Health Services, Inc. (NON)	150,360	6,770,711	158,576	7,140,677	36,600	1,648,098
Sun Healthcare Group, Inc. (NON)	122	1,060	--	--	--	--
Symbion Health, Ltd. (Australia)	229,199	520,892	224,499	510,210	61,334	139,391
Taisho Pharmaceutical Co., Ltd. (Japan)	99,000	1,944,488	76,000	1,492,738	19,000	373,185
Techne Corp. (NON)	13,900	707,788	14,200	723,064	--	--
Teva Pharmaceutical Industries, Ltd. ADR (Israel)	73,100	2,309,229	--	--	--	--
United Therapeutics Corp. (NON)	11,300	652,801	11,700	675,909	--	--
UnitedHealth Group, Inc.	87,438	3,915,474	88,612	3,968,045	27,660	1,238,615
Vertex Pharmaceuticals, Inc. (NON)	19,768	725,683	20,490	752,188	--	--
Viropharma, Inc. (NON)	29,000	249,980	30,000	258,600	--	--
Vital Signs, Inc.	15,400	762,762	15,900	787,527	--	--
Waters Corp. (NON)	35,800	1,589,520	36,300	1,611,720	11,300	501,720
WellCare Health Plans, Inc. (NON) (SC)	14,800	725,940	15,600	765,180	5,000	245,250
Wyeth	93,200	4,139,012	97,400	4,325,534	30,800	1,367,828
Zoll Medical Corp. (NON)	13,400	438,984	13,800	452,088	--	--

		143,758,035		135,574,681		33,797,142

Insurance		3.0%		2.7%		1.4%
Admiral Group PLC (United Kingdom)	18,769	215,546	--	--	--	--
Aegon NV (Netherlands)	60,307	1,030,860	59,064	1,009,613	15,416	263,514
Allianz AG (Germany)	18,243	2,879,308	15,990	2,523,715	4,035	636,847
American Financial Group, Inc.	64,050	2,747,745	66,740	2,863,146	21,400	918,060
American International Group, Inc.	34,100	2,013,605	36,000	2,125,800	11,100	655,455
AmerUs Group Co.	7,840	459,032	7,900	462,545	--	--
Arch Capital Group, Ltd. (Bermuda) (NON)	7,500	445,950	7,800	463,788	--	--
Commerce Group, Inc.	54,320	1,604,613	56,600	1,671,964	12,078	356,784
Corporacion Mapfre SA (Spain)	109,685	2,023,552	105,165	1,940,163	26,432	487,637
EMC Insurance Group, Inc.	17,700	509,052	18,100	520,556	--	--
FBL Financial Group, Inc. Class A	6,600	213,840	6,500	210,600	--	--
FPIC Insurance Group, Inc. (NON)	17,700	685,875	17,900	693,625	--	--
Fremont General Corp. (SB)	83,300	1,546,048	88,200	1,636,992	27,988	519,457
HCC Insurance Holdings, Inc.	14,157	416,782	14,430	424,819	--	--
ING Groep NV (Netherlands)	94,332	3,706,144	83,576	3,283,559	21,007	825,329
Landamerica Financial Group, Inc.	30,240	1,953,504	31,600	2,041,360	6,100	394,060

Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	4,609	629,802	4,400	601,243	1,200	163,975
Navigators Group, Inc. (NON)	23,224	1,017,676	23,780	1,042,040	--	--
Ohio Casualty Corp.	45,000	1,337,850	45,800	1,361,634	11,600	344,868
Philadelphia Consolidated Holding Corp. (NON)	26,000	789,360	28,500	865,260	8,700	264,132
Prudential Financial, Inc.	76,900	5,975,130	81,500	6,332,550	25,900	2,012,430
QBE Insurance Group, Ltd. (Australia)	114,570	1,744,368	88,795	1,351,935	22,317	339,784
Safeco Corp.	50,800	2,862,580	51,600	2,907,660	16,100	907,235
Safety Insurance Group, Inc.	30,800	1,464,540	32,800	1,559,640	6,600	313,830
Selective Insurance Group	8,600	480,482	8,800	491,656	--	--
Stancorp Financial Group	6,600	336,006	6,800	346,188	--	--
Stewart Information Services	11,660	423,375	12,050	437,536	--	--
Triad Guaranty, Inc. (NON)	21,400	1,046,032	22,600	1,104,688	7,200	351,936
W.R. Berkley Corp.	64,545	2,202,921	69,552	2,373,810	21,975	750,007
Zenith National Insurance Corp.	93,047	3,691,174	97,158	3,854,258	18,157	720,288
Zurich Financial Services AG (Switzerland)	18,960	4,149,000	18,108	3,962,557	4,553	996,329
		50,601,752		50,464,900		12,221,957

Investment Banking/Brokerage		1.7%		1.5%		0.9%
Affiliated Managers Group (NON) (SG) (SB) (SC)	26,130	2,270,436	27,200	2,363,408	5,460	474,419
Ameriprise Financial, Inc.	51,900	2,318,373	54,400	2,430,048	17,300	772,791
Calamos Asset Management, Inc. Class A	61,100	1,771,289	64,100	1,858,259	14,100	408,759
Challenger Financial Services Group, Ltd. (Australia)	161,562	379,175	158,035	370,897	39,012	91,559
Deutsche Bank AG (Germany)	9,293	1,045,062	8,957	1,007,276	2,300	258,651
Goldman Sachs Group, Inc. (The)	40,400	6,077,372	42,200	6,348,146	13,300	2,000,719
Harris & Harris Group, Inc. (SG) (SB) (SC)	50,000	552,000	52,100	575,184	16,600	183,264
IndyMac Bancorp, Inc. (SB)	55,780	2,557,513	58,500	2,682,225	19,100	875,735
Investment Technology Group, Inc. (NON)	53,200	2,705,752	55,000	2,797,300	10,000	508,600
Lazard, Ltd. Class A (Bermuda)	20,100	812,040	20,600	832,240	--	--
Macquarie Bank, Ltd. (Australia)	29,533	1,513,457	12,410	635,967	3,226	165,321
Merrill Lynch & Co., Inc.	28,700	1,996,372	29,800	2,072,888	9,400	653,864
Morgan Stanley	25,900	1,637,139	27,200	1,719,312	8,800	556,248
Raymond James Financial, Inc.	86,803	2,627,527	91,000	2,754,570	29,001	877,860
Schroders PLC (United Kingdom)	29,056	542,706	28,421	530,845	7,390	138,030
SembCorp Industries, Ltd. (Singapore)	164,000	336,091	--	--	--	--
		29,142,304		28,978,565		7,965,820

Other		0.6%		1.0%		0.6%
iShares MSCI EAFE Index Fund	25,420	1,662,214	20,314	1,328,332	9,096	594,787
iShares MSCI Emerging Markets Index Fund	18,222	1,711,046	--	--	--	--
iShares MSCI Hong Kong Index Fund	--	--	14,800	200,096	7,000	94,640
iShares MSCI Malaysia Index Fund	--	--	5,400	39,366	2,600	18,954
iShares MSCI Singapore Index Fund	--	--	7,400	65,120	3,500	30,800
iShares MSCI South Korea Index Fund	--	--	4,100	185,525	1,900	85,975
iShares MSCI Taiwan Index Fund	--	--	11,700	149,994	5,600	71,792
iShares Russell 1000 Growth Index Fund	139,800	7,071,084	195,800	9,903,564	93,100	4,708,998
iShares Russell 2000 Value Index Fund	4,177	302,289	4,346	314,520	--	--
S&P 500 Index Depository Receipts (SPDR Trust Series
1) (SB)	--	--	51,689	6,578,976	--	--
		10,746,633		18,765,493		5,605,946

Photography/Imaging		--%		--%		--%
Konica Corp. (Japan)	27,000	341,339	--	--	--	--

Real Estate		1.5%		1.3%		0.6%
Alexandria Real Estate Equities, Inc. (R)	8,200	727,176	8,700	771,516	2,700	239,436
American Home Mortgage Investment Corp. (R)	41,300	1,522,318	43,900	1,618,154	13,900	512,354
Arbor Realty Trust, Inc (R)	26,900	673,845	28,800	721,440	5,952	149,098
AvalonBay Communities, Inc. (R)	6,500	719,030	6,800	752,216	2,200	243,364
Ayala Land, Inc. (Philippines)	3,600,000	779,514	--	--	--	--
Boston Properties, Inc. (R)	4,900	442,960	5,100	461,040	1,600	144,640
CB Richard Ellis Group, Inc. Class A (NON)	78,900	1,964,610	83,700	2,084,130	26,100	649,890
CBL & Associates Properties (R)	12,200	474,946	12,600	490,518	--	--
Digital Realty Trust, Inc. (R) (SG) (SB) (SC)	38,400	948,096	40,600	1,002,414	12,900	318,501
Entertainment Properties Trust (R)	31,897	1,373,166	33,690	1,450,355	9,000	387,450
Goldcrest Co., Ltd. (Japan)	4,800	235,591	--	--	--	--
Hang Lung Properties, Ltd. (Hong Kong)	141,000	252,347	--	--	--	--
Home Properties of NY, Inc. (R) (SG) (SB)	21,900	1,215,669	23,100	1,282,281	7,300	405,223
Innkeepers USA Trust (R)	25,500	440,640	26,000	449,280	--	--
Jones Lang LaSalle, Inc. (SB)	31,200	2,731,560	32,900	2,880,395	8,900	779,195
Lexington Corporate Properties Trust (R) (SG) (SB)	24,300	524,880	24,800	535,680	--	--
LPN Development PCL NVDR (Non Voting Depository
Receipt) (Thailand)	6,084,800	618,928	--	--	--	--
LTC Properties, Inc. (R)	64,810	1,448,504	68,900	1,539,915	9,356	209,107
Metrovacesa SA (Spain)	13,476	1,216,372	12,871	1,161,763	3,287	296,692
Mitsui Fudoscan Co., Ltd. (Japan)	13,000	282,633	--	--	--	--
National Health Investors, Inc. (R)	21,400	575,446	21,600	580,824	--	--
Newkirk Realty Trust, Inc. (R) (SG) (SB)	32,900	571,144	33,500	581,560	--	--
Nexity (France)	4,677	271,591	--	--	--	--
NorthStar Realty Finance Corp. (R)	47,100	565,671	47,700	572,877	--	--
Omega Healthcare Investors, Inc. (R)	17,400	230,028	18,000	237,960	--	--
Public Storage, Inc. (R)	14,200	1,077,780	14,900	1,130,910	4,700	356,730
RAIT Investment Trust (R)	49,139	1,434,859	52,400	1,530,080	13,208	385,674
SL Green Realty Corp. (R)	7,100	777,237	7,300	799,131	--	--
Taubman Centers, Inc. (R)	27,200	1,112,480	28,700	1,173,830	9,000	368,100
		25,209,021		23,808,269		5,445,454

Semiconductor		0.7%		0.4%		0.1%
Advanced Energy Industries, Inc. (NON)	32,900	435,596	33,600	444,864	--	--
Advantest Corp. (Japan)	9,400	958,915	9,200	938,513	2,300	234,628
Asyst Technologies, Inc. (NON)	91,400	688,242	92,600	697,278	--	--
Cymer, Inc. (NON)	18,400	854,864	18,800	873,448	--	--
Greatek Electronics, Inc. (Taiwan)	850,000	940,010	--	--	--	--
Himax Technologies, Inc. ADR (Taiwan) (NON)	58,170	332,732	--	--	--	--
King Yuan Electronics Co., Ltd. (Taiwan)	453,000	380,625	--	--	--	--
Micrel, Inc. (NON)	112,100	1,122,121	116,560	1,166,766	19,500	195,195
NEC Electronics Corp. (Japan) (NON) (SG) (SB)	11,700	375,669	11,400	366,037	2,800	89,904
Photronics, Inc. (NON)	68,000	1,006,400	72,000	1,065,600	14,500	214,600
Siliconware Precision Industries Co. (Taiwan)	816,256	1,003,552	--	--	--	--
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	1,288,570	2,324,617	--	--	--	--
Veeco Instruments, Inc. (NON)	55,700	1,327,888	58,100	1,385,104	18,400	438,656
		11,751,231		6,937,610		1,172,983

Software		1.6%		1.4%		0.8%
Altiris, Inc. (NON)	33,900	611,556	34,600	624,184	--	--
Aspen Technology, Inc. (NON)	43,600	572,032	44,600	585,152	--	--
BEA Systems, Inc. (NON)	156,370	2,046,883	167,500	2,192,575	53,500	700,315
Blackboard, Inc. (NON)	23,198	671,814	23,700	686,352	--	--
Citrix Systems, Inc. (NON)	48,000	1,926,720	48,700	1,954,818	15,200	610,128
Hyperion Solutions Corp. (NON)	18,420	508,392	20,485	565,386	6,600	182,160
Intuit, Inc. (NON) (SG)	30,000	1,811,700	31,300	1,890,207	9,900	597,861

McAfee, Inc. (NON)		75,000	1,820,250	78,400	1,902,768	24,800	601,896
Microsoft Corp. (SEG)		333,000	7,758,900	347,231	8,090,482	109,600	2,553,680
MicroStrategy, Inc. (NON)		17,800	1,735,856	18,284	1,783,056	2,200	214,544
NTT Data Corp. (Japan)		532	2,303,937	509	2,204,331	128	554,331
Oracle Corp. (NON)		168,760	2,445,332	175,693	2,545,792	55,500	804,195
SAP AG (Germany)		771	162,546	--	--	--	--
WebEx Communications, Inc. (NON)		19,814	704,190	20,500	728,570	--	--
Websense, Inc. (NON)		68,320	1,403,293	73,400	1,507,636	23,200	476,528
			26,483,401		27,261,309		7,295,638

Technology			0.4%		0.4%		0.2%
Advanced Micro Devices, Inc. (NON)		105,000	2,564,100	110,300	2,693,526	34,900	852,258
Dun & Bradstreet Corp. (The) (NON)		14,500	1,010,360	15,400	1,073,072	4,800	334,464
Freescale Semiconductor, Inc. Class B (NON)		41,738	1,227,097	44,181	1,298,921	14,013	411,982
ON Semiconductor Corp. (NON)		111,500	655,620	113,900	669,732	--	--
Solarworld AG (Germany)		2,195	137,958	--	--	--	--
Solectron Corp. (NON)		293,100	1,002,402	305,200	1,043,784	96,400	329,688
			6,597,537		6,779,035		1,928,392

Technology Services			1.1%		1.0%		0.4%
Blue Coat Systems, Inc. (NON)		25,500	429,930	25,700	433,302	--	--
Covansys Corp. (NON)		16,103	202,415	16,667	209,504	--	--
CSG Systems International, Inc. (NON)		19,000	470,060	19,400	479,956	--	--
eCollege.com, Inc. (NON)		48,300	1,021,062	49,400	1,044,316	--	--
Factset Research Systems, Inc.		26,800	1,267,640	27,400	1,296,020	--	--
Global Payments, Inc.		20,500	995,275	21,300	1,034,115	6,700	325,285
Google, Inc. Class A (NON)		9,900	4,151,367	10,000	4,193,300	3,100	1,299,923
Infospace, Inc. (NON)		28,900	655,163	30,100	682,367	9,800	222,166
Internet Security Systems, Inc. (NON)		21,700	409,045	22,400	422,240	--	--
Oce NV (Netherlands)		45,972	674,739	44,969	660,018	11,836	173,719
SonicWall, Inc. (NON)		193,300	1,737,767	199,500	1,793,505	40,500	364,095
Sykes Enterprises, Inc. (NON)		128,100	2,070,096	132,100	2,134,736	25,400	410,464
Trizetto Group (NON) (SG)		139,200	2,058,768	146,800	2,171,172	38,500	569,415
United Internet AG (Germany)		34,040	487,426	--	--	--	--
United Online, Inc.		131,400	1,576,800	139,200	1,670,400	44,200	530,400
			18,207,553		18,224,951		3,895,467

Transportation			2.2%		1.5%		0.9%
Air China, Ltd. (China)		3,500,000	1,464,586	--	--	--	--
Alaska Air Group, Inc. (NON)		29,460	1,161,313	30,800	1,214,136	10,000	394,200
Arriva PLC (United Kingdom)		71,721	791,160	70,155	773,885	18,240	201,207
Bergesen Worldwide Gas ASA (Norway)		26,200	385,399	--	--	--	--
British Airways PLC (United Kingdom) (NON)		467,683	2,964,397	401,712	2,546,242	100,966	639,971
Canadian National Railway Co. (Canada)		12,074	529,527	--	--	--	--
Central Japan Railway Co. (Japan)		417	4,159,055	400	3,989,501	101	1,007,349
China Shipping Development Co. (China)		1,902,000	1,371,393	--	--	--	--
Con-way, Inc.		27,930	1,617,985	29,480	1,707,776	9,300	538,749
Deutsche Lufthansa AG (Germany)		192,015	3,542,438	183,391	3,383,336	46,093	850,358
East Japan Railway Co. (Japan)		35	260,280	--	--	--	--
EGL, Inc. (NON)		23,900	1,199,780	25,300	1,270,060	7,900	396,580
ExpressJet Holdings, Inc. (NON)		111,250	768,738	119,341	824,646	37,577	259,657
FedEx Corp.		13,280	1,551,901	13,600	1,589,296	4,600	537,556
Hub Group, Inc. Class A (NON)		41,600	1,020,448	42,500	1,042,525	--	--
Korean Air Co., Ltd. (South Korea)		46,900	1,730,810	--	--	--	--
Kuehne & Nagel International AG (Switzerland)		2,326	169,032	--	--	--	--
National Express Group PLC (United Kingdom)		48,664	799,150	47,602	781,710	12,529	205,749
Neptune Orient Lines, Ltd. (Singapore)		484,000	554,105	485,000	555,250	133,000	152,264
Norfolk Southern Corp.		58,560	3,116,563	61,400	3,267,708	19,900	1,059,078
Oesterreichische Post AG (Austria) (NON)		4,502	136,528	--	--	--	--
Oesterreichische Post AG 144A (Austria) (NON)		4,397	133,344	--	--	--	--
Orient Overseas International, Ltd. (Hong Kong)		157,000	569,038	154,000	558,165	40,000	144,978
Overseas Shipholding Group		11,500	680,225	12,100	715,715	3,900	230,685
Precious Shipping PCL (Thailand)		787,100	675,777	--	--	--	--
Qantas Airways, Ltd. (Australia)		82,941	182,337	--	--	--	--
Singapore Airlines, Ltd. (Singapore)		90,000	722,960	88,000	706,894	23,000	184,756
Southwest Airlines Co.		160,200	2,622,474	169,700	2,777,989	53,900	882,343
Thai Airways International (Thailand)		608,800	626,436	--	--	--	--
WAN HAI Lines, Ltd. (Taiwan)		1,148,330	791,047	--	--	--	--
			36,298,226		27,704,834		7,685,480

Utilities & Power			2.4%		2.0%		1.2%
American Electric Power Co., Inc. (SG) (SB)		61,200	2,096,100	63,000	2,157,750	19,700	674,725
China Resources Power Holdings Co. (Hong Kong)		1,400,000	1,171,669	--	--	--	--
E.On AG (Germany)		22,871	2,631,652	21,844	2,513,480	5,491	631,822
Edison International		58,170	2,268,630	61,915	2,414,685	19,800	772,200
EDP - Energias do Brasil SA (Brazil)		103,200	1,288,211	--	--	--	--
Electric Power Development Co. (Japan)		68,500	2,612,948	65,500	2,498,513	16,400	625,582
Energen Corp.		90,480	3,475,337	94,200	3,618,222	24,606	945,116
Energias de Portugal (EDP) SA (Portugal)		212,188	832,837	207,556	814,656	53,964	211,808
Equitable Resources, Inc.		36,400	1,219,400	40,000	1,340,000	12,400	415,400
First Philippine Holdings Corp. (Philippines)		267,310	226,491	--	--	--	--
FirstEnergy Corp.		22,700	1,230,567	23,400	1,268,514	7,300	395,733
Inversiones Aguas Metropolitanas SA (Chile)		552,200	557,829	--	--	--	--
MDU Resources Group, Inc. (SG) (SB)		29,600	1,083,656	30,900	1,131,249	9,900	362,439
National Fuel Gas Co.		47,400	1,665,636	52,000	1,827,280	17,600	618,464
National Grid PLC (United Kingdom)		63,885	691,134	62,491	676,053	16,447	177,930
NICOR, Inc. (SG) (SB) (SC)		25,800	1,070,700	27,100	1,124,650	8,600	356,900
Ormat Technologies, Inc. (SB)		11,300	431,095	11,500	438,725	--	--
Osaka Gas Co., Ltd. (Japan)		619,000	1,992,931	591,000	1,902,782	148,000	476,500
PG&E Corp.		123,100	4,835,368	130,500	5,126,040	41,400	1,626,192
RWE AG (Germany)		11,182	930,682	10,676	888,567	2,873	239,121
Scottish and Southern Energy PLC (United Kingdom)		18,836	400,933	--	--	--	--
TXU Corp.		82,700	4,944,633	85,000	5,082,150	27,400	1,638,246
Vector, Ltd. (New Zealand)		251,632	374,468	246,139	366,293	60,761	90,422
Veolia Environnement (France)		40,655	2,100,407	33,692	1,740,670	8,429	435,477
Westar Energy, Inc.		25,700	540,985	25,900	545,195	--	--
			40,674,299		37,475,474		10,694,077

Total common stocks (cost $1,235,893,715, $1,090,029,833			$1,393,274,763		$1,238,814,347		$313,494,140
and $262,419,124)

CORPORATE BONDS AND NOTES(a)		Growth 3.3%		Balanced 6.0%		Conservative 8.6%

		Principal amount	Value	Principal amount	Value	Principal amount	Value

Basic Materials			0.3%		0.5%		0.6%
Abitibi-Consolidated, Inc. bonds 8.55s, 2010 (Canada)		$130,000	$123,175	$175,000	$165,813	$--	$--
Abitibi-Consolidated, Inc. debs. 8.85s, 2030 (Canada)		45,000	38,025	55,000	46,475	30,000	25,350
Abitibi-Consolidated, Inc. notes 7 3/4s, 2011 (Canada)		45,000	41,288	55,000	50,463	30,000	27,525
Abitibi-Consolidated, Inc. notes 6s, 2013 (Canada)		90,000	72,900	115,000	93,150	60,000	48,600
AK Steel Corp. company guaranty 7 3/4s, 2012		300,000	294,000	365,000	357,700	190,000	186,200
BCP Crystal US Holdings Corp. sr. sub. notes 9 5/8s,
2014		290,000	314,650	410,000	444,850	190,000	206,150
Boise Cascade, LLC company guaranty 7 1/8s, 2014		120,000	106,200	135,000	119,475	70,000	61,950
Chaparral Steel Co. company guaranty 10s, 2013		170,000	185,300	225,000	245,250	110,000	119,900
Chevron Phillips Chemical Co., LLC notes 5 3/8s, 2007		--	--	770,000	767,124	495,000	493,151
Cognis Holding GMBH & Co. 144A sr. notes 11.644s, 2015
(Germany)	EUR	75,393	97,836	95,000	123,279	50,000	64,884
Compass Minerals International, Inc. sr. notes
stepped-coupon zero % (12 3/4s, 12/15/07), 2012 (STP)		$160,000	152,000	$165,000	156,750	$50,000	47,500
Covalence Specialty Materials Corp. 144A sr. sub.
notes 10 1/4s, 2016		295,000	283,200	365,000	350,400	185,000	177,600
Crystal US Holdings, LLC sr. disc. notes
stepped-coupon Ser. A, zero % (10s, 10/1/09), 2014
(STP)		15,000	11,888	--	--	--	--
Dow Chemical Co. (The) Pass Through Trust 144A company
guaranty 4.027s, 2009		--	--	270,000	254,680	320,000	301,843
Equistar Chemicals, LP/Equistar Funding Corp. company
guaranty 10 1/8s, 2008		350,000	370,125	473,000	500,198	222,000	234,765
Georgia-Pacific Corp. debs. 9 1/2s, 2011		130,000	135,850	135,000	141,075	65,000	67,925
Georgia-Pacific Corp. notes 8 1/8s, 2011		--	--	140,000	139,300	140,000	139,300
Graphic Packaging International Corp. sr. notes 8

1/2s, 2011		15,000	14,963	15,000	14,963	10,000	9,975
Huntsman International, LLC company guaranty 10 1/8s,
2009		130,000	132,275	175,000	178,063	80,000	81,400
Huntsman, LLC company guaranty 11 5/8s, 2010		156,000	172,380	211,000	233,155	--	--
ICI Wilmington, Inc. company guaranty 5 5/8s, 2013		--	--	255,000	244,510	245,000	234,921
Ineos Group Holdings PLC 144A bonds 7 7/8s, 2016
(United Kingdom)	EUR	45,000	53,074	65,000	76,662	25,000	29,485
Innophos, Inc. company guaranty 8 7/8s, 2014		$175,000	172,375	$250,000	246,250	$115,000	113,275
Invista 144A notes 9 1/4s, 2012		50,000	52,500	60,000	63,000	30,000	31,500
Lubrizol Corp. (The) sr. notes 5 1/2s, 2014		--	--	100,000	94,358	95,000	89,640
MDP Acquisitions PLC sr. notes 9 5/8s, 2012 (Ireland)		285,000	293,550	405,000	417,150	190,000	195,700
Metals USA, Inc. 144A sec. notes 11 1/8s, 2015		125,000	136,875	155,000	169,725	80,000	87,600
Nalco Co. sr. sub. notes 8 7/8s, 2013		230,000	231,725	295,000	297,213	145,000	146,088
Nell AF S.a.r.l. 144A sr. notes 8 3/8s, 2015
(Luxembourg)		105,000	100,931	80,000	76,900	--	--
Nell AF S.a.r.l. 144A sr. notes 8 3/8s, 2015
(Luxembourg)	EUR	--	--	50,000	64,564	55,000	71,021
Newmont Mining Corp. notes 5 7/8s, 2035		$--	--	$145,000	129,772	$135,000	120,822
NewPage Corp. sec. notes 10s, 2012		135,000	139,725	170,000	175,950	90,000	93,150
Norske Skog Canada, Ltd. company guaranty Ser. D, 8
5/8s, 2011 (Canada)		155,000	151,125	216,000	210,600	100,000	97,500
Novelis, Inc. 144A sr. notes 7 3/4s, 2015		410,000	393,600	515,000	494,400	270,000	259,200
Potash Corp. of Saskatchewan notes 7 3/4s, 2011
(Canada)		--	--	105,000	113,107	105,000	113,107
PQ Corp. company guaranty 7 1/2s, 2013		180,000	169,200	225,000	211,500	115,000	108,100
Steel Dynamics, Inc. company guaranty 9 1/2s, 2009		210,000	217,350	300,000	310,500	120,000	124,200
Sterling Chemicals, Inc. sec. notes 10s, 2007 (PIK)		102,282	97,679	--	--	68,188	65,120
Stone Container Corp. sr. notes 9 3/4s, 2011		480,000	493,800	595,000	612,106	295,000	303,481
Teck Cominco, Ltd. notes 6 1/8s, 2035 (Canada)		--	--	140,000	125,315	140,000	125,315
Teck Cominco, Ltd. notes 5 3/8s, 2015 (Canada)		--	--	25,000	23,282	25,000	23,282
United States Steel Corp. sr. notes 9 3/4s, 2010		80,000	85,200	105,000	111,825	76,000	80,940
Weyerhaeuser Co. debs. 7.95s, 2025		--	--	205,000	216,346	185,000	195,239
Weyerhaeuser Co. debs. 7 3/8s, 2032		--	--	180,000	182,236	180,000	182,236
Weyerhaeuser Co. notes 6 3/4s, 2012		--	--	55,000	56,191	45,000	45,975
Wheeling-Pittsburgh Steel Corp. sr. notes Ser. B, 6s,
2010 (PIK)		--	--	--	--	413	309
Wheeling-Pittsburgh Steel Corp. sr. notes Ser. A, 5s,
2011 (PIK)		--	--	--	--	676	505
			5,334,764		9,105,625		5,231,729

Capital Goods			0.3%		0.4%		0.4%
Alliant Techsystems, Inc. sr. sub. notes 6 3/4s, 2016		275,000	264,688	320,000	308,000	160,000	154,000
Allied Waste North America, Inc. company guaranty Ser.
B, 8 1/2s, 2008		400,000	414,000	40,000	41,400	20,000	20,700
Allied Waste North America, Inc. sec. notes Ser. B, 5
3/4s, 2011		10,000	9,325	120,000	111,900	55,000	51,288
Amsted Industries, Inc. 144A sr. notes 10 1/4s, 2011		60,000	64,200	75,000	80,250	40,000	42,800
Argo-Tech Corp. sr. notes 9 1/4s, 2011		130,000	133,900	170,000	175,100	80,000	82,400
Berry Plastics Corp. company guaranty 10 3/4s, 2012		30,000	32,475	35,000	37,888	15,000	16,238
Blount, Inc. sr. sub. notes 8 7/8s, 2012		145,000	144,275	190,000	189,050	105,000	104,475
Case New Holland, Inc. company guaranty 9 1/4s, 2011		175,000	184,188	225,000	236,813	110,000	115,775
Crown Americas, LLC/Crown Americas Capital Corp. 144A
sr. notes 7 5/8s, 2013		275,000	270,188	350,000	343,875	170,000	167,025
Crown Cork & Seal Co. Inc. debs. 8s, 2023		60,000	55,350	75,000	69,188	40,000	36,900
Crown Euro Holdings SA company guaranty 6 1/4s, 2011
(France)	EUR	75,000	99,435	90,000	119,322	45,000	59,661
Decrane Aircraft Holdings Co. company guaranty zero %,
2008 (RES)		$--	--	$--	--	$227,000	158,900
Earle M. Jorgensen Co. sec. notes 9 3/4s, 2012		315,000	335,475	390,000	415,350	200,000	213,000
Graham Packaging Co., Inc. company guaranty 8 1/2s,
2012		65,000	63,700	75,000	73,500	40,000	39,200
Graham Packaging Co., Inc. sub. notes 9 7/8s, 2014		210,000	207,900	245,000	242,550	125,000	123,750
Greenbrier Cos., Inc. company guaranty 8 3/8s, 2015		190,000	194,038	220,000	224,675	115,000	117,444
Invensys PLC 144A notes 9 7/8s, 2011 (United Kingdom)		110,000	119,350	155,000	168,175	70,000	75,950
K&F Acquisitions, Inc. company guaranty 7 3/4s, 2014		75,000	73,875	95,000	93,575	50,000	49,250
L-3 Communications Corp. company guaranty 7 5/8s, 2012		290,000	294,350	418,000	424,270	181,000	183,715
L-3 Communications Corp. company guaranty 6 1/8s, 2013		75,000	71,438	--	--	--	--
L-3 Communications Corp. sr. sub. notes 5 7/8s, 2015		--	--	95,000	88,588	110,000	102,575
L-3 Communications Corp. sr. sub. notes Class B, 6
3/8s, 2015		170,000	162,350	355,000	339,025	230,000	219,650
Legrand SA debs. 8 1/2s, 2025 (France)		120,000	137,100	160,000	182,800	75,000	85,688
Lockheed Martin Corp. bonds 8 1/2s, 2029		--	--	235,000	295,780	260,000	327,246
Manitowoc Co., Inc. (The) company guaranty 10 1/2s,
2012		185,000	199,338	233,000	251,058	118,000	127,145
Manitowoc Co., Inc. (The) sr. notes 7 1/8s, 2013		40,000	39,200	50,000	49,000	25,000	24,500
Milacron Escrow Corp. sec. notes 11 1/2s, 2011		55,000	51,013	85,000	78,838	35,000	32,463
Mueller Group, Inc. sr. sub. notes 10s, 2012		130,000	139,750	163,000	175,225	85,000	91,375
Owens Brockway Glass Container, Inc. company guaranty
6 3/4s, 2014	EUR	160,000	202,821	180,000	228,174	100,000	126,763
Owens-Brockway Glass company guaranty 8 7/8s, 2009		$165,000	169,538	$150,000	154,125	$65,000	66,788
Owens-Brockway Glass sr. sec. notes 8 3/4s, 2012		320,000	333,200	420,000	437,325	210,000	218,663
Pliant Corp. company guaranty 13s, 2010 (In default)
(NON)		--	--	--	--	30,000	13,275
Ray Acquisition SCA sr. notes 9 3/8s, 2015 (France)	EUR	55,000	73,587	65,000	86,967	--	--
Raytheon Co. debs. 6 3/4s, 2018		$--	--	$165,000	173,033	$125,000	131,086
Sealed Air Corp. 144A notes 5 5/8s, 2013		--	--	205,000	195,330	135,000	128,632
Siebe PLC 144A sr. unsub. 6 1/2s, 2010 (United Kingdom)		5,000	5,122	5,000	5,122	5,000	5,122
Solo Cup Co. sr. sub. notes 8 1/2s, 2014		150,000	129,750	200,000	173,000	95,000	82,175
TD Funding Corp. 144A sr. sub. notes 7 3/4s, 2014		45,000	44,775	50,000	49,750	25,000	24,875
Tekni-Plex, Inc. 144A sec. notes 10 7/8s, 2012		90,000	99,450	115,000	127,075	60,000	66,300
Terex Corp. company guaranty 7 3/8s, 2014		245,000	243,775	328,000	326,360	151,000	150,245
WCA Waste Corp 144A sr. notes 9 1/4s, 2014		85,000	85,850	100,000	101,000	50,000	50,500
			5,148,769		6,872,456		3,887,537

Communication Services			0.3%		0.5%		0.8%
American Cellular Corp. sr. notes Ser. B, 10s, 2011		260,000	273,650	335,000	352,588	160,000	168,400
American Towers, Inc. company guaranty 7 1/4s, 2011		75,000	76,688	85,000	86,913	40,000	40,900
Ameritech Capital Funding company guaranty 6 1/4s, 2009		--	--	450,000	454,500	295,000	297,950
AT&T Corp. sr. notes 8s, 2031		--	--	145,000	166,475	140,000	160,734
AT&T Wireless Services, Inc. sr. notes 8 3/4s, 2031		--	--	495,000	606,882	515,000	631,402
Centennial Cellular Operating Co., LLC company
guaranty 10 1/8s, 2013		100,000	105,250	155,000	163,138	--	--
Centennial Cellular Operating Co., LLC sr. sub. notes
10 3/4s, 2008		74,000	75,110	100,000	101,500	104,000	105,560
Cincinnati Bell, Inc. company guaranty 7 1/4s, 2013		300,000	295,500	425,000	418,625	180,000	177,300
Citizens Communications Co. notes 9 1/4s, 2011		340,000	365,500	480,000	516,000	225,000	241,875
Citizens Communications Co. sr. notes 6 1/4s, 2013		--	--	145,000	137,025	140,000	132,300
Dobson Communications Corp. sr. notes 8 7/8s, 2013		270,000	264,600	345,000	338,100	170,000	166,600
Embarq Corp. notes 7.082s, 2016		--	--	200,000	198,901	220,000	218,792
France Telecom notes 8 1/2s, 2031 (France)		--	--	20,000	24,065	--	--
France Telecom notes 7 3/4s, 2011 (France)		--	--	115,000	123,534	185,000	198,728
Horizon PCS, Inc. company guaranty 11 3/8s, 2012		30,000	33,713	40,000	44,950	20,000	22,475
Inmarsat Finance PLC company guaranty 7 5/8s, 2012
(United Kingdom)		109,000	111,725	152,000	155,800	71,000	72,775
Inmarsat Finance PLC company guaranty stepped-coupon
zero % (10 3/8s, 10/15/08), 2012 (United Kingdom) (STP)		54,000	45,968	76,000	64,695	36,000	30,645
Intelsat Bermuda, Ltd. 144A sr. notes 11 1/4s, 2016
(Bermuda)		340,000	348,500	395,000	404,875	200,000	205,000
Intelsat Subsidiary Holding Co., Ltd. company guaranty
8 7/8s, 2015 (Bermuda)		10,000	10,025	15,000	15,038	5,000	5,013
iPCS, Inc. sr. notes 11 1/2s, 2012		140,000	156,100	200,000	223,000	95,000	105,925
Nordic Telephone Co. Holdings ApS 144A sr. notes 8
7/8s, 2016 (Denmark)		75,000	77,063	75,000	77,063	75,000	77,063
PanAmSat Corp. company guaranty 9s, 2014		180,000	182,700	225,000	228,375	110,000	111,650
Qwest Corp. debs. 7 1/4s, 2025		85,000	79,475	115,000	107,525	55,000	51,425
Qwest Corp. notes 8 7/8s, 2012		530,000	559,150	720,000	759,600	330,000	348,150
Qwest Corp. sr. notes 7 5/8s, 2015		115,000	113,563	155,000	153,063	75,000	74,063
Rogers Wireless, Inc. sec. notes 9 5/8s, 2011 (Canada)		220,000	242,275	315,000	346,894	145,000	159,681
Rogers Wireless, Inc. sec. notes 6 3/8s, 2014 (Canada)		--	--	160,000	151,400	175,000	165,594
Rural Cellular Corp. sr. sub. notes 9 3/4s, 2010		235,000	234,119	315,000	313,819	155,000	154,419
Southwestern Bell Telephone debs. 7s, 2027		--	--	--	--	110,000	108,850
Sprint Capital Corp. company guaranty 6.9s, 2019		--	--	280,000	287,668	225,000	231,161
Sprint Capital Corp. company guaranty 6 7/8s, 2028		--	--	495,000	498,666	535,000	538,963
Syniverse Technologies, Inc. sr. sub. notes Ser. B, 7

3/4s, 2013		65,000	63,213	85,000	82,663	40,000	38,900
Telecom Italia Capital SA company guaranty 6 3/8s,
2033 (Luxembourg)		--	--	95,000	85,895	65,000	58,770
Telecom Italia Capital SA company guaranty 5 1/4s,
2013 (Luxembourg)		--	--	285,000	263,473	265,000	244,984
Telecom Italia Capital SA company guaranty 4s, 2010
(Luxembourg)		--	--	240,000	224,693	270,000	252,779
Telecom Italia Capital SA notes 5 1/4s, 2015
(Luxembourg)		--	--	215,000	193,242	240,000	215,712
Telefonica Emisones SAU company guaranty 7.045s, 2036
(Spain)		--	--	275,000	274,157	300,000	299,080
Telefonica Emisones SAU company guaranty 6.421s, 2016
(Spain)		--	--	75,000	74,902	75,000	74,902
Telefonica Europe BV company guaranty 8 1/4s, 2030
(Netherlands)		--	--	125,000	141,181	120,000	135,534
Verizon New England, Inc. sr. notes 6 1/2s, 2011		--	--	245,000	245,076	365,000	365,114
Verizon New Jersey, Inc. debs. 8s, 2022		--	--	160,000	172,004	165,000	177,379
Verizon Pennsylvania, Inc. debs. 8.35s, 2030		--	--	210,000	229,873	225,000	246,292
Verizon Virginia Inc. debs. Ser. A, 4 5/8s, 2013		--	--	--	--	95,000	85,313
Windstream Corp. 144A sr. notes 8 5/8s, 2016		185,000	180,462	210,000	204,849	105,000	102,424
Windstream Corp. 144A sr. notes 8 1/8s, 2013		140,000	140,000	160,000	160,000	80,000	80,000
			4,034,349		9,872,685		7,380,576

Conglomerates			--%		--%		--%
Tyco International Group SA company guaranty 6 3/4s,
2011 (Luxembourg)		--	--	200,000	206,350	285,000	294,049

Consumer Cyclicals			0.7%		1.1%		1.5%
Affinion Group, Inc. 144A bonds 11 1/2s, 2015		110,000	107,800	135,000	132,300	70,000	68,600
Affinion Group, Inc. 144A company guaranty 10 1/8s,
2013		160,000	160,800	205,000	206,025	105,000	105,525
American Media, Inc. company guaranty Ser. B, 10 1/4s,
2009		200,000	187,000	250,000	233,750	130,000	121,550
ArvinMeritor, Inc. sr. unsecd. notes 8 1/8s, 2015		110,000	101,750	125,000	115,625	65,000	60,125
Associated Materials, Inc. company guaranty 9 3/4s,
2012		275,000	273,625	330,000	328,350	170,000	169,150
Autonation, Inc. 144A company guaranty 7s, 2014		30,000	29,550	35,000	34,475	20,000	19,700
Autonation, Inc. 144A company guaranty FRN 7.045s, 2013		45,000	44,775	50,000	49,750	25,000	24,875
Bon-Ton Department Stores, Inc. (The) 144A sr. notes
10 1/4s, 2014		220,000	204,050	270,000	250,425	140,000	129,850
Boyd Gaming Corp. sr. sub. notes 7 3/4s, 2012		230,000	232,013	350,000	353,063	160,000	161,400
Boyd Gaming Corp. sr. sub. notes 7 1/8s, 2016		145,000	140,106	180,000	173,925	95,000	91,794
CanWest Media, Inc. company guaranty 8s, 2012 (Canada)		186,391	184,527	226,071	223,810	119,145	117,954
Cendant Corp. notes 6 1/4s, 2010		--	--	395,000	404,131	400,000	409,246
Cenveo Corp, sr. sub. notes 7 7/8s, 2013		70,000	68,250	82,000	79,950	43,000	41,925
Corrections Corporation of America sr. notes 7 1/2s,
2011		125,000	125,938	160,000	161,200	85,000	85,638
D.R. Horton, Inc. sr. notes 7 7/8s, 2011		--	--	115,000	120,580	130,000	136,308
D.R. Horton, Inc. sr. notes 5 7/8s, 2013		--	--	140,000	131,538	365,000	342,939
DaimlerChrysler NA Holding Corp. company guaranty 8s,
2010		--	--	785,000	833,395	595,000	631,682
DaimlerChrysler NA Holding Corp. company guaranty
7.2s, 2009		--	--	175,000	180,508	310,000	319,756
DaimlerChrysler NA Holding Corp. company guaranty 6
1/2s, 2013		--	--	35,000	34,960	50,000	49,943
Dex Media, Inc. notes 8s, 2013		165,000	165,825	200,000	201,000	105,000	105,525
Ford Motor Co. notes 7.45s, 2031		265,000	191,463	340,000	245,650	165,000	119,213
Ford Motor Credit Corp. bonds 7 3/8s, 2011		70,000	62,679	90,000	80,588	45,000	40,294
Ford Motor Credit Corp. notes 7 7/8s, 2010		735,000	678,032	930,000	857,918	455,000	419,734
Ford Motor Credit Corp. notes 7 3/8s, 2009		155,000	143,303	770,000	711,894	780,000	721,140
Ford Motor Credit Corp. notes 6 1/2s, 2007		--	--	--	--	135,000	134,766
Ford Motor Credit Corp. notes 6 3/8s, 2008		--	--	215,000	201,097	235,000	219,803
Ford Motor Credit Corp. notes 5 5/8s, 2008		--	--	402,000	371,876	421,000	389,452
Ford Motor Credit Corp. 144A sr. unsecd. notes 9 3/4s,
2010		145,000	141,286	364,000	354,676	169,000	164,671
General Motors Acceptance Corp. FRN 6.018s, 2007		--	--	400,000	397,000	405,000	401,963
General Motors Acceptance Corp. FRN Ser. MTN, 6.039s,
2007		--	--	395,000	392,289	360,000	357,529
General Motors Acceptance Corp. FRN Ser. MTN, 5.968s,
2007		--	--	245,000	244,272	235,000	234,301
General Motors Acceptance Corp. notes 7 3/4s, 2010		140,000	139,278	180,000	179,072	95,000	94,510
General Motors Acceptance Corp. notes 6 7/8s, 2012		370,000	348,603	470,000	442,819	240,000	226,121
General Motors Acceptance Corp. notes 6 7/8s, 2011		475,000	453,226	605,000	577,267	295,000	281,477
General Motors Acceptance Corp. notes 6 3/4s, 2014		195,000	181,120	230,000	213,629	130,000	120,747
General Motors Acceptance Corp. notes 5 1/8s, 2008		115,000	110,171	145,000	138,911	70,000	67,060
General Motors Acceptance Corp. sr. unsub. notes
5.85s, 2009		195,000	186,928	240,000	230,065	130,000	124,619
Goodman Global Holding Co., Inc. sr. notes FRN Ser. B,
8.329s, 2012		7,000	7,018	11,000	11,028	4,000	4,010
Goodman Global Holding Co., Inc. sr. sub. notes 7
7/8s, 2012		60,000	57,300	85,000	81,175	40,000	38,200
Goodyear Tire & Rubber Co. (The) notes 7.857s, 2011		--	--	4,000	3,710	--	--
Goodyear Tire & Rubber Co. (The) sr. notes 9s, 2015		360,000	343,800	419,000	400,145	215,000	205,325
GTECH Holdings Corp. notes 4 3/4s, 2010		--	--	150,000	144,318	145,000	139,508
Harrah's Operating Co., Inc. company guaranty 5 3/4s,
2017		--	--	190,000	173,087	190,000	173,087
Host Marriott, LP sr. notes Ser. M, 7s, 2012 (R)		320,000	317,200	450,000	446,063	210,000	208,163
Houghton Mifflin Co. sr. sub. notes 9 7/8s, 2013		280,000	290,500	395,000	409,813	185,000	191,938
iPayment, Inc. 144A sr. sub. notes 9 3/4s, 2014		65,000	64,675	75,000	74,625	35,000	34,825
JC Penney Co., Inc. debs. 7.65s, 2016		--	--	25,000	27,162	25,000	27,162
JC Penney Co., Inc. notes 6 7/8s, 2015		--	--	195,000	201,103	210,000	216,573
Johnson Controls, Inc. sr. notes 5 1/2s, 2016		--	--	175,000	166,042	190,000	180,275
Jostens IH Corp. company guaranty 7 5/8s, 2012		190,000	184,300	265,000	257,050	125,000	121,250
K. Hovnanian Enterprises, Inc. sr. notes 6 1/2s, 2014		160,000	144,000	230,000	207,000	110,000	99,000
Lamar Media Corp. company guaranty 7 1/4s, 2013		185,000	180,838	260,000	254,150	120,000	117,300
Lear Corp. sr. notes 8 1/8s, 2008	EUR	25,000	32,602	30,000	39,122	15,000	19,561
Levi Strauss & Co. sr. notes 9 3/4s, 2015		$50,000	50,000	$75,000	75,000	$40,000	40,000
Levi Strauss & Co. 144A sr. notes 8 7/8s, 2016		115,000	109,825	145,000	138,475	75,000	71,625
Meritage Homes Corp. company guaranty 6 1/4s, 2015		200,000	168,500	285,000	240,113	130,000	109,525
MGM Mirage, Inc. sr. notes 6 3/4s, 2012		315,000	303,188	436,000	419,650	216,000	207,900
Mohegan Tribal Gaming Authority sr. sub. notes 6 3/8s,
2009		90,000	87,638	130,000	126,588	59,000	57,451
Movie Gallery, Inc. sr. unsecd. notes 11s, 2012		50,000	37,250	75,000	55,875	35,000	26,075
Neiman-Marcus Group, Inc. 144A sr. notes 9s, 2015		260,000	271,700	335,000	350,075	165,000	172,425
NTK Holdings, Inc. sr. disc. notes zero %, 2014		185,000	133,894	230,000	166,463	115,000	83,231
Office Depot, Inc. notes 6 1/4s, 2013		--	--	119,000	118,167	128,000	127,104
Omnicom Group, Inc. sr. notes 5.9s, 2016		--	--	140,000	134,067	150,000	143,643
Owens Corning bonds 7 1/2s, 2018 (In default) (NON)		65,000	56,875	45,000	39,375	30,000	26,250
Owens Corning notes 7 1/2s, 2005 (In default)
(NON)(DEF)		145,000	126,150	200,000	174,000	95,000	82,650
Park Place Entertainment Corp. sr. notes 7s, 2013		--	--	180,000	183,211	220,000	223,925
Park Place Entertainment Corp. sr. sub. notes 9 3/8s,
2007		--	--	420,000	427,350	215,000	218,763
Park Place Entertainment Corp. sr. sub. notes 7 7/8s,
2010		285,000	295,688	--	--	--	--
Pinnacle Entertainment, Inc. sr. sub. notes 8 1/4s,
2012		160,000	160,400	230,000	230,575	110,000	110,275
Ply Gem Industries, Inc. sr. sub. notes 9s, 2012		35,000	31,850	40,000	36,400	20,000	18,200
PRIMEDIA, Inc. company guaranty 8 7/8s, 2011		--	--	275,000	264,000	--	--
PRIMEDIA, Inc. sr. notes 8s, 2013		265,000	237,175	70,000	62,650	165,000	147,675
R.H. Donnelley Corp. 144A sr. disc. notes Ser. A-2, 6
7/8s, 2013		95,000	85,975	115,000	104,075	60,000	54,300
R.H. Donnelley Corp. 144A sr. notes Ser. A-3, 8 7/8s,
2016		145,000	142,825	180,000	177,300	95,000	93,575
R.H. Donnelley Corp. 144A sr. disc. notes 6 7/8s, 2013		55,000	49,775	65,000	58,825	35,000	31,675
Samsonite Corp. sr. sub. notes 8 7/8s, 2011		150,000	155,625	215,000	223,063	100,000	103,750
Scientific Games Corp. company guaranty 6 1/4s, 2012		165,000	154,275	235,000	219,725	110,000	102,850
Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014		190,000	190,000	270,000	270,000	125,000	125,000
Standard Pacific Corp. sr. notes 7s, 2015		90,000	79,875	115,000	102,063	55,000	48,813
Starwood Hotels & Resorts Worldwide, Inc. company
guaranty 7 7/8s, 2012		325,000	339,219	520,000	542,750	225,000	234,844
Station Casinos, Inc. sr. notes 6s, 2012		455,000	425,994	600,000	561,750	285,000	266,831
Technical Olympic USA, Inc. company guaranty 10 3/8s,
2012		80,000	76,800	125,000	120,000	55,000	52,800
Tenneco Automotive, Inc. company guaranty 8 5/8s, 2014		45,000	44,888	--	--	20,000	19,950

Tenneco Automotive, Inc. sec. notes Ser. B, 10 1/4s,
2013	280,000	306,950	395,000	433,019	185,000	202,806
Texas Industries, Inc. sr. unsecd. notes 7 1/4s, 2013	105,000	103,950	140,000	138,600	65,000	64,350
THL Buildco, Inc. (Nortek Holdings, Inc.) sr. sub.
notes 8 1/2s, 2014	330,000	319,275	440,000	425,700	210,000	203,175
Trump Entertainment Resorts, Inc. sec. notes 8 1/2s,
2015	320,000	307,600	430,000	413,338	200,000	192,250
TRW Automotive, Inc. sr. notes 9 3/8s, 2013	317,000	336,813	389,000	413,313	123,000	130,688
TRW Automotive, Inc. sr. sub. notes 11s, 2013	20,000	21,850	25,000	27,313	90,000	98,325
United Auto Group, Inc. company guaranty 9 5/8s, 2012	175,000	182,875	245,000	256,025	115,000	120,175
Vertis, Inc. company guaranty Ser. B, 10 7/8s, 2009	240,000	235,800	340,000	334,050	160,000	157,200
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 1st
mtge. 6 5/8s, 2014	270,000	254,475	380,000	358,150	175,000	164,938
		12,169,303		21,204,469		13,422,074

Consumer Staples		0.5%		0.9%		1.1%
Adelphia Communications Corp. sr. notes 10 7/8s, 2010
(In default) (NON)	200,000	109,000	270,000	147,150	125,000	68,125
Affinity Group, Inc. sr. sub. notes 9s, 2012	175,000	174,125	250,000	248,750	115,000	114,425
AMC Entertainment, Inc. company guaranty 11s, 2016	65,000	69,550	80,000	85,600	45,000	48,150
AMC Entertainment, Inc. sr. sub. notes 8s, 2014	255,000	233,644	360,000	329,850	143,000	131,024
Ashtead Holdings PLC 144A sr. notes 8 5/8s, 2015
(United Kingdom)	--	--	80,000	80,800	--	--
Avis Budget Care Rental, LLC 144A sr. notes 7 3/4s,
2016	120,000	115,500	145,000	139,563	75,000	72,188
Brand Services, Inc. company guaranty 12s, 2012	190,000	214,700	235,000	265,550	125,000	141,250
Burlington Coat Factory Warehouse Corp. 144A sr. notes
11 1/8s, 2014	160,000	155,200	190,000	184,300	100,000	97,000
CCH I, LLC secd. notes 11s, 2015	440,000	385,000	615,000	538,125	174,000	152,250
CCH, LLC/Capital Corp. sr. notes 10 1/4s, 2010	275,000	275,688	265,000	265,663	210,000	210,525
CCH II, LLC/Capital Corp. sr. notes Ser. B, 10 1/4s,
2010	120,000	119,700	150,000	149,625	115,000	114,713
Chiquita Brands International, Inc. sr. notes 8 7/8s,
2015	25,000	22,125	30,000	26,550	15,000	13,275
Chiquita Brands International, Inc. sr. notes 7 1/2s,
2014	120,000	100,200	140,000	116,900	70,000	58,450
Church & Dwight Co., Inc. company guaranty 6s, 2012	130,000	120,250	180,000	166,500	85,000	78,625
Cinemark, Inc. sr. disc. notes stepped-coupon zero %
(9 3/4s, 3/15/09), 2014 (STP)	405,000	313,875	545,000	422,375	255,000	197,625
Comcast Corp. company guaranty 5 1/2s, 2011	--	--	85,000	83,480	300,000	294,635
Comcast Corp. company guaranty 4.95s, 2016	--	--	255,000	227,253	--	--
Constellation Brands, Inc. company guaranty Ser. B,
8s, 2008	225,000	229,500	--	--	135,000	137,700
Constellation Brands, Inc. sr. sub. notes Ser. B, 8
1/8s, 2012	--	--	270,000	278,775	--	--
Cox Communications, Inc. notes 6 3/4s, 2011	--	--	220,000	224,030	325,000	330,953
Cox Enterprises, Inc. 144A notes 7 7/8s, 2010	--	--	225,000	237,677	110,000	116,198
CSC Holdings, Inc. debs. Ser. B, 8 1/8s, 2009	405,000	412,088	570,000	579,975	265,000	269,638
CVS Corp. 144A pass-through certificates 6.117s, 2013	--	--	211,429	209,888	163,966	162,770
Dean Foods Co. company guaranty 7s, 2016	205,000	198,338	390,000	377,325	275,000	266,063
Dean Foods Co. sr. notes 8.15s, 2007	175,000	176,750	270,000	272,700	141,000	142,410
Del Monte Corp. company guaranty 6 3/4s, 2015	230,000	213,325	320,000	296,800	150,000	139,125
Del Monte Corp. sr. sub. notes 8 5/8s, 2012	35,000	36,050	45,000	46,350	20,000	20,600
Delhaize America, Inc. company guaranty 8 1/8s, 2011	220,000	231,370	605,000	636,269	465,000	489,033
Diageo PLC company guaranty 8s, 2022	--	--	165,000	192,918	135,000	157,842
DirecTV Holdings, LLC company guaranty 6 3/8s, 2015	290,000	267,525	395,000	364,388	90,000	83,025
DirecTV Holdings, LLC sr. notes 8 3/8s, 2013	--	--	--	--	85,000	89,038
Dole Food Co. sr. notes 8 5/8s, 2009	98,000	93,590	197,000	188,135	88,000	84,040
Echostar DBS Corp. sr. notes 6 3/8s, 2011	440,000	421,300	620,000	593,650	290,000	277,675
Elizabeth Arden, Inc. company guaranty 7 3/4s, 2014	210,000	206,325	275,000	270,188	130,000	127,725
Fortune Brands, Inc. notes 5 3/8s, 2016	--	--	240,000	222,006	265,000	245,132
Hertz Corp. 144A sr. notes 8 7/8s, 2014	140,000	143,500	175,000	179,375	90,000	92,250
Insight Midwest, LP/Insight Capital, Inc. sr. notes 10
1/2s, 2010	160,000	166,800	250,000	260,625	--	--
Insight Midwest LP/Insight Capital, Inc. sr. notes 9
3/4s, 2009	--	--	--	--	100,000	102,000
Interpublic Group of Companies, Inc. notes 6 1/4s, 2014	155,000	126,325	190,000	154,850	100,000	81,500
Jean Coutu Group, Inc. sr. notes 7 5/8s, 2012 (Canada)	80,000	77,600	110,000	106,700	50,000	48,500
Jean Coutu Group, Inc. sr. sub. notes 8 1/2s, 2014
(Canada)	125,000	115,000	170,000	156,400	80,000	73,600
Kroger Co. company guaranty 6 3/4s, 2012	--	--	--	--	150,000	153,993
Liberty Media Corp. debs. 8 1/4s, 2030	195,000	186,642	245,000	234,499	120,000	114,857
LIN Television Corp. company guaranty Ser. B, 6 1/2s,
2013	55,000	50,188	70,000	63,875	30,000	27,375
LIN Television Corp. sr. sub. notes 6 1/2s, 2013	20,000	18,250	25,000	22,813	15,000	13,688
News America Holdings, Inc. debs. 7 3/4s, 2045	--	--	75,000	78,856	80,000	84,113
News America, Inc. company guaranty 6.4s, 2035	--	--	235,000	217,353	305,000	282,096
News America, Inc. debs. 7 1/4s, 2018	--	--	225,000	239,970	210,000	223,972
Nutro Products, Inc. 144A sr. notes FRN 9.23s, 2013	60,000	61,125	80,000	81,500	40,000	40,750

Paxson Communications Corp. 144A sec. FRN 11.318s, 2013	70,000	70,175	90,000	90,225	45,000	45,113
Paxson Communications Corp. 144A sr. sec. notes FRN
8.318s, 2012	90,000	90,900	110,000	111,100	60,000	60,600
Pinnacle Foods Holding Corp. sr. sub. notes 8 1/4s,
2013	210,000	206,325	300,000	294,750	140,000	137,550
Playtex Products, Inc. company guaranty 9 3/8s, 2011	240,000	249,900	340,000	354,025	160,000	166,600
Prestige Brands, Inc. sr. sub. notes 9 1/4s, 2012	150,000	147,000	210,000	205,800	100,000	98,000
Rainbow National Services, LLC 144A sr. notes 8 3/4s,
2012	225,000	236,250	320,000	336,000	150,000	157,500
Remington Arms Co., Inc. company guaranty 10 1/2s, 2011	175,000	150,500	255,000	219,300	105,000	90,300
Rite Aid Corp. sr. notes 9 1/4s, 2013	220,000	211,200	380,000	364,800	180,000	172,800
Sbarro, Inc. company guaranty 11s, 2009	170,000	173,188	235,000	239,406	110,000	112,063
Sinclair Broadcast Group, Inc. company guaranty 8
3/4s, 2011	260,000	271,050	390,000	406,575	140,000	145,950
Sirius Satellite Radio, Inc. sr. unsecd. notes 9 5/8s,
2013	140,000	131,250	180,000	168,750	90,000	84,375
Six Flags, Inc. sr. notes 8 7/8s, 2010	100,000	95,000	140,000	133,000	70,000	66,500
Spectrum Brands, Inc. company guaranty 7 3/8s, 2015	240,000	195,000	300,000	243,750	155,000	125,938
TCI Communications, Inc. debs. 9.8s, 2012	--	--	65,000	74,984	50,000	57,680
TCI Communications, Inc. debs. 8 3/4s, 2015	--	--	175,000	199,950	100,000	114,257
TCI Communications, Inc. debs. 7 7/8s, 2013	--	--	530,000	570,946	660,000	710,989
Time Warner Entertainment Co., LP debs. 8 3/8s, 2023	--	--	--	--	25,000	27,799
Time Warner, Inc. debs. 9.15s, 2023	--	--	25,000	29,647	105,000	124,517
Time Warner, Inc. debs. 9 1/8s, 2013	--	--	705,000	806,191	555,000	634,661
United Rentals NA, Inc. company guaranty 6 1/2s, 2012	95,000	89,775	120,000	113,400	60,000	56,700
United Rentals NA, Inc. sr. sub. notes 7 3/4s, 2013	45,000	42,750	48,000	45,600	21,000	19,950
United Rentals NA, Inc. sr. sub. notes 7s, 2014	250,000	228,438	305,000	278,694	155,000	141,631
Universal City Florida Holding Co. sr. notes 8 3/8s,
2010	185,000	185,925	260,000	261,300	120,000	120,600
Viacom, Inc. 144A sr. notes 5 3/4s, 2011	--	--	130,000	127,688	140,000	137,511
Young Broadcasting, Inc. company guaranty 10s, 2011	185,000	164,650	260,000	231,400	124,000	110,360
		8,779,424		16,173,205		9,989,865

Energy		0.3%		0.4%		0.5%
Amerada Hess Corp. bonds 7 7/8s, 2029	--	--	240,000	267,762	270,000	301,232
Arch Western Finance, LLC sr. notes 6 3/4s, 2013	365,000	349,488	515,000	493,113	240,000	229,800
Bluewater Finance, Ltd. company guaranty 10 1/4s, 2012
(Cayman Islands)	115,000	116,438	160,000	162,000	75,000	75,938
Chaparral Energy, Inc. 144A sr. notes 8 1/2s, 2015	120,000	119,400	150,000	149,250	75,000	74,625
Chesapeake Energy Corp. company guaranty 7 3/4s, 2015	383,000	383,958	--	--	--	--
Chesapeake Energy Corp. sr. notes 7 1/2s, 2013	--	--	515,000	516,288	250,000	250,625
Chesapeake Energy Corp. sr. unsecd. notes 7 5/8s, 2013	--	--	225,000	226,406	230,000	231,438
Compton Petroleum Corp. company guaranty 7 5/8s, 2013
(Canada)	160,000	150,400	200,000	188,000	95,000	89,300
Comstock Resources, Inc. sr. notes 6 7/8s, 2012	125,000	116,719	175,000	163,406	80,000	74,700
Dresser, Inc. company guaranty 9 7/8s, 2011	205,000	208,075	275,000	279,125	115,000	116,725
Encore Acquisition Co. sr. sub. notes 6s, 2015	290,000	261,000	402,000	361,800	184,000	165,600
Enterprise Products Operating, LP company guaranty
Ser. B, 6 3/8s, 2013	--	--	130,000	129,876	135,000	134,871
Forest Oil Corp. sr. notes 8s, 2011	110,000	112,475	270,000	276,075	120,000	122,700
Hanover Compressor Co. sr. notes 9s, 2014	205,000	214,225	290,000	303,050	135,000	141,075
Harvest Operations Corp. sr. notes 7 7/8s, 2011
(Canada)	165,000	156,750	205,000	194,750	110,000	104,500
Hilcorp Energy I, LP/Hilcorp Finance Co 144A sr. notes

9s, 2016	70,000	70,525	80,000	80,600	40,000	40,300
Inergy, LP/Inergy Finance Corp. sr. notes 6 7/8s, 2014	285,000	265,050	380,000	353,400	190,000	176,700
Kerr-McGee Corp. sec. notes 6.95s, 2024	180,000	180,935	230,000	231,195	110,000	110,571
Massey Energy Co. sr. notes 6 5/8s, 2010	190,000	187,150	265,000	261,025	125,000	123,125
Motiva Enterprises, LLC 144A sr. notes 5.2s, 2012	--	--	115,000	111,278	120,000	116,116
Newfield Exploration Co. sr. notes 7 5/8s, 2011	200,000	204,500	280,000	286,300	130,000	132,925
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2016	--	--	145,000	136,300	155,000	145,700
Occidental Petroleum Corp. debs. 10 1/8s, 2009	--	--	390,000	441,235	250,000	282,843
Offshore Logistics, Inc. company guaranty 6 1/8s, 2013	180,000	166,050	245,000	226,013	115,000	106,088
Oslo Seismic Services, Inc. 1st mtge. 8.28s, 2011	54,549	55,276	79,343	80,402	57,028	57,789
Peabody Energy Corp. sr. notes 5 7/8s, 2016	290,000	266,075	410,000	376,175	195,000	178,913
PetroHawk Energy Corp. 144A sr. notes 9 1/8s, 2013	395,000	393,025	455,000	452,725	230,000	228,850
Plains Exploration & Production Co. sr. sub. notes 8
3/4s, 2012	295,000	309,013	415,000	434,713	200,000	209,500
Pogo Producing Co. sr. sub. notes 6 7/8s, 2017	145,000	134,306	190,000	175,988	90,000	83,363
Pogo Producing Co. 144A sr. sub. notes 7 7/8s, 2013	85,000	85,213	95,000	95,238	50,000	50,125
Premcor Refining Group, Inc. sr. notes 7 1/2s, 2015	--	--	50,000	51,639	60,000	61,967
Pride International, Inc. sr. notes 7 3/8s, 2014	195,000	195,975	275,000	276,375	130,000	130,650
Quicksilver Resources, Inc. company guaranty 7 1/8s,
2016	105,000	98,438	130,000	121,875	70,000	65,625
Sunoco, Inc. notes 4 7/8s, 2014	--	--	130,000	119,284	110,000	100,933
Targa Resources, Inc. 144A company guaranty 8 1/2s,
2013	60,000	57,900	75,000	72,375	40,000	38,600
Valero Energy Corp. sr. unsecd. notes 7 1/2s, 2032	--	--	160,000	173,713	160,000	173,713
Weatherford International, Ltd. sr. notes 5 1/2s, 2016	--	--	95,000	90,630	105,000	100,169
Whiting Petroleum Corp. company guaranty 7s, 2014	120,000	113,400	150,000	141,750	75,000	70,875
		4,971,759		8,501,129		4,898,569

Financial		--%		0.7%		1.6%
Bank One Corp. sub. debs. 7 5/8s, 2026	--	--	165,000	185,726	150,000	168,842
Bank One Corp. sub. notes 5 1/4s, 2013	--	--	30,000	29,010	115,000	111,206
Barclays Bank PLC FRB 6.278s, 2049 (United Kingdom)	--	--	250,000	217,000	240,000	208,320
Block Financial Corp. notes 5 1/8s, 2014	--	--	155,000	139,824	155,000	139,824
Bosphorus Financial Services, Ltd. 144A sec. FRN
6.97s, 2012 (Cayman Islands)	200,000	200,773	529,000	531,045	602,000	604,327
Brandywine Operating Partnership, LP notes 5 3/4s,
2012 (R)	--	--	110,000	107,667	120,000	117,455
Capital One Bank notes 6 1/2s, 2013	--	--	145,000	148,274	140,000	143,161
CIT Group, Inc. sr. notes 7 3/4s, 2012	--	--	--	--	80,000	86,847
CIT Group, Inc. sr. notes 5s, 2015	--	--	105,000	97,056	125,000	115,543
CIT Group, Inc. sr. notes 5s, 2014	--	--	720,000	673,019	670,000	626,281
Citigroup, Inc. sub. notes 5s, 2014	--	--	271,000	253,647	463,000	433,353
Colonial Properties Trust notes 6 1/4s, 2014 (R)	--	--	145,000	143,430	130,000	128,593
Countrywide Capital III company guaranty Ser. B,
8.05s, 2027	--	--	230,000	257,152	180,000	201,249
Deutsche Bank Capital Funding Trust VII 144A FRB
5.628s, 2049	--	--	235,000	217,642	260,000	240,796
Developers Diversified Realty Corp. unsecd. notes 5
3/8s, 2012 (R)	--	--	85,000	81,685	85,000	81,685
E*Trade Finance Corp. sr. notes 8s, 2011	180,000	183,600	255,000	260,100	120,000	122,400
Equity One, Inc. company guaranty 3 7/8s, 2009 (R)	--	--	190,000	179,835	190,000	179,835
ERP Operating, LP notes 6.584s, 2015	--	--	125,000	128,799	120,000	123,647
Executive Risk Capital Trust company guaranty Ser. B,
8.675s, 2027	--	--	430,000	453,325	300,000	316,273
Finova Group, Inc. notes 7 1/2s, 2009	204,000	60,180	288,150	85,004	135,150	39,869
Fleet Capital Trust V bank guaranty FRN 6.396s, 2028	--	--	225,000	224,424	220,000	219,437
Fund American Cos., Inc. notes 5 7/8s, 2013	--	--	300,000	285,298	275,000	261,524
GATX Financial Corp. 144A notes 5.8s, 2016	--	--	120,000	114,862	130,000	124,434
Greenpoint Capital Trust I company guaranty 9.1s, 2027	--	--	130,000	138,751	115,000	122,742
Health Care REIT, Inc. sr. notes 6s, 2013 (R)	--	--	85,000	82,400	90,000	87,247
Heritage Property Investment Trust company guaranty 5
1/8s, 2014 (R)	--	--	170,000	156,917	160,000	147,686
Hospitality Properties Trust notes 6 3/4s, 2013 (R)	--	--	175,000	179,089	175,000	179,089
HRPT Properties Trust bonds 5 3/4s, 2014 (R)	--	--	115,000	111,225	105,000	101,553
HRPT Properties Trust notes 6 1/4s, 2016 (R)	--	--	105,000	102,924	95,000	93,122
HSBC Finance Capital Trust IX FRN 5.911s, 2035	--	--	700,000	668,021	800,000	763,452
ILFC E-Capital Trust I 144A FRB 5.9s, 2065	--	--	100,000	97,481	110,000	107,229
ILFC E-Capital Trust II 144A FRB 6 1/4s, 2065	--	--	385,000	363,754	475,000	448,788
International Lease Finance Corp. notes 4 3/4s, 2012	--	--	75,000	70,897	45,000	42,538
iStar Financial, Inc. sr. unsecd. notes 5 7/8s, 2016
(R)	--	--	345,000	330,814	380,000	364,374
JPMorgan Chase & Co. sub. notes 5 1/8s, 2014	--	--	--	--	100,000	94,455
JPMorgan Chase Capital XV notes 5 7/8s, 2035	--	--	675,000	598,974	455,000	403,753
Lehman Brothers E-Capital Trust I FRN 5.954s, 2065	--	--	485,000	484,917	520,000	519,911
Lehman Brothers Holdings, Inc. notes Ser. MTN, 5 1/2s,
2016	--	--	45,000	43,000	35,000	33,444
Liberty Mutual Group 144A notes 6 1/2s, 2035	--	--	90,000	78,587	155,000	135,344
Liberty Mutual Insurance 144A notes 7.697s, 2097	--	--	380,000	359,703	325,000	307,641
Loews Corp. notes 5 1/4s, 2016	--	--	95,000	87,902	100,000	92,528
MetLife, Inc. notes 5.7s, 2035	--	--	165,000	147,188	160,000	142,728
MetLife, Inc. notes 5s, 2015	--	--	235,000	217,389	280,000	259,017
Nationwide Financial Services, Inc. notes 5 5/8s, 2015	--	--	125,000	120,769	425,000	410,614
Nationwide Mutual Insurance Co. 144A notes 8 1/4s, 2031	--	--	210,000	242,332	--	--
Nuveen Investments, Inc. sr. notes 5 1/2s, 2015	--	--	110,000	102,899	110,000	102,899
Nuveen Investments, Inc. sr. notes 5s, 2010	--	--	110,000	105,762	110,000	105,762
OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033	--	--	140,000	137,145	130,000	127,349
PNC Bank NA notes 4 7/8s, 2017	--	--	220,000	199,327	225,000	203,857
ProLogis Trust sr. notes 5 3/4s, 2016 (R)	--	--	200,000	192,796	215,000	207,256
Prudential Holdings, LLC 144A bonds 8.695s, 2023	--	--	320,000	379,917	350,000	415,534
Rouse Co. (The) notes 7.2s, 2012 (R)	--	--	315,000	315,977	325,000	326,008
Royal Bank of Scotland Group PLC bonds Ser. 1, 9.118s,
2049 (United Kingdom)	--	--	500,000	549,100	480,000	527,136
Safeco Capital Trust I company guaranty 8.072s, 2037	--	--	285,000	299,604	315,000	331,141
Simon Property Group, LP unsub. 5 3/4s, 2015 (R)	--	--	165,000	159,668	165,000	159,668
Sovereign Bancorp, Inc. 144A sr. notes 4.8s, 2010	--	--	155,000	148,459	155,000	148,459
St. Paul Travelers Cos., Inc. (The) sr. unsecd. notes
5 1/2s, 2015	--	--	20,000	18,891	20,000	18,891
Swiss Re Capital I, LP 144A company guaranty FRN
6.854s, 2049	--	--	185,000	179,936	195,000	189,662
Transamerica Capital III company guaranty 7 5/8s, 2037	--	--	240,000	255,124	240,000	255,124
UBS AG/Jersey Branch FRN 8.414s, 2008 (Jersey)	--	--	685,000	706,441	530,000	546,589
UBS Preferred Funding Trust I company guaranty 8.622s,
2049	--	--	285,000	311,767	260,000	284,419
Washington Mutual Bank/Henderson NV sub. notes Ser.
BKNT, 5.95s, 2013	--	--	250,000	247,102	250,000	247,102
Westpac Capital Trust III 144A sub. notes FRN 5.819s,
2049 (Australia)	--	--	295,000	287,826	230,000	224,406
		444,553		14,094,599		14,073,418

Health Care		0.2%		0.3%		0.4%
Alderwoods Group, Inc. company guaranty 7 3/4s, 2012	180,000	189,900	250,000	263,750	120,000	126,600
Bayer Corp. 144A FRB 6.2s, 2008	--	--	220,000	221,049	160,000	160,763
Community Health Systems, Inc. sr. sub. notes 6 1/2s,
2012	205,000	194,494	280,000	265,650	130,000	123,338
DaVita, Inc. company guaranty 6 5/8s, 2013	195,000	185,250	240,000	228,000	125,000	118,750
Elan Finance PLC/Elan Finance Corp, company guaranty 7
3/4s, 2011 (Ireland)	135,000	129,263	190,000	181,925	90,000	86,175
HCA, Inc. sr. notes 7 7/8s, 2011	416,000	424,957	590,000	602,704	275,000	280,921
Health Management Associates, Inc. sr. notes 6 1/8s,
2016	--	--	140,000	133,715	145,000	138,491
Hospira, Inc. notes 5.9s, 2014	--	--	90,000	88,217	85,000	83,316
IASIS Healthcare/IASIS Capital Corp. sr. sub. notes 8
3/4s, 2014	85,000	83,300	100,000	98,000	50,000	49,000
MedQuest, Inc. company guaranty Ser. B, 11 7/8s, 2012	35,000	32,725	40,000	37,400	20,000	18,700
Omnicare, Inc. sr. sub. notes 6 7/8s, 2015	70,000	66,500	90,000	85,500	45,000	42,750
Omnicare, Inc. sr. sub. notes 6 1/8s, 2013	230,000	212,750	325,000	300,625	150,000	138,750
Psychiatric Solutions, Inc. company guaranty 7 3/4s,
2015	140,000	137,025	190,000	185,963	90,000	88,088
Select Medical Corp. company guaranty 7 5/8s, 2015	5,000	4,350	5,000	4,350	5,000	4,350
Service Corporation International sr. notes 6 3/4s,
2016	255,000	234,600	360,000	331,200	170,000	156,400
Stewart Enterprises, Inc. sr. notes 7 3/4s, 2013	205,000	186,550	270,000	245,700	125,000	113,750
Tenet Healthcare Corp. notes 7 3/8s, 2013	300,000	273,750	385,000	351,313	175,000	159,688
Tenet Healthcare Corp. 144A sr. notes 9 1/2s, 2015	165,000	162,113	235,000	230,888	110,000	108,075

Triad Hospitals, Inc. sr. sub. notes 7s, 2013	320,000	311,200	450,000	437,625	210,000	204,225
US Oncology, Inc. company guaranty 9s, 2012	125,000	130,000	170,000	176,800	80,000	83,200
Vanguard Health Holding Co. II, LLC sr. sub. notes 9s,
2014	120,000	119,700	170,000	169,575	80,000	79,800
Ventas Realty, LP/Capital Corp. company guaranty 9s,
2012 (R)	165,000	180,675	235,000	257,325	110,000	120,450
WellPoint, Inc. notes 5s, 2014	--	--	110,000	102,310	105,000	97,660
WellPoint, Inc. unsecd. notes 5 1/4s, 2016	--	--	120,000	112,463	145,000	135,893
Wyeth notes 5 1/2s, 2014	--	--	545,000	526,603	550,000	531,434
		3,259,102		5,638,650		3,250,567

Other		0.2%		0.1%		0.2%
Dow Jones CDX HY 4-T1 pass-through certificates Ser.
4-T1, 8 1/4s, 2010	--	--	--	--	576,000	579,600
Dow Jones CDX NA HY pass-through certificates Ser.
5-T1, 8 3/4s, 2010	3,395,000	3,466,927	2,425,000	2,476,498	970,000	990,606
		3,466,927		2,476,498		1,570,206

Technology		0.2%		0.3%		0.3%
Advanced Micro Devices, Inc. sr. notes 7 3/4s, 2012	208,000	212,160	280,000	285,600	130,000	132,600
Amkor Technologies, Inc. sr. notes 7 3/4s, 2013	190,000	171,950	253,000	228,965	116,000	104,980
Amkor Technologies, Inc. sr. unsecd. notes 9 1/4s, 2016	80,000	75,800	95,000	90,013	50,000	47,375
Arrow Electronics, Inc. debs. 7 1/2s, 2027	--	--	160,000	167,388	175,000	183,081
Avnet, Inc. notes 6s, 2015	--	--	160,000	151,470	160,000	151,470
Celestica, Inc. sr. sub. notes 7 7/8s, 2011 (Canada)	60,000	58,950	85,000	83,513	40,000	39,300
Celestica, Inc. sr. sub. notes 7 5/8s, 2013 (Canada)	140,000	135,800	--	--	--	--
Computer Associates International, Inc. 144A sr. notes
6 1/8s, 2014	140,000	127,011	365,000	331,136	275,000	249,486
Electronic Data Systems Corp. sec. sr. notes Ser. B, 6
1/2s, 2013	280,000	276,224	355,000	350,213	175,000	172,640
Freescale Semiconductor, Inc. sr. notes Ser. B, 7
1/8s, 2014	240,000	242,400	340,000	343,400	160,000	161,600
Iron Mountain, Inc. company guaranty 8 5/8s, 2013	15,000	15,075	--	--	120,000	120,600
Iron Mountain, Inc. sr. sub. notes 8 1/4s, 2011	215,000	215,000	360,000	360,000	40,000	40,000
Lucent Technologies, Inc. debs. 6.45s, 2029	180,000	153,000	255,000	216,750	120,000	102,000
Nortel Networks, Ltd. 144A company guaranty 10 3/4s,
2016 (Canada)	50,000	51,500	60,000	61,800	30,000	30,900
Nortel Networks, Ltd. 144A company guaranty FRN 9.73s,
2011 (Canada)	160,000	163,000	185,000	188,469	95,000	96,781
Seagate Technology Hdd Holdings company guaranty 8s,
2009 (Cayman Islands)	200,000	204,500	305,000	311,863	--	--
Sensata Technologies BV 144A 8s, 2014 (Netherlands)	80,000	77,200	95,000	91,675	50,000	48,250
Serena Software, Inc. 144A sr. sub. notes 10 3/8s, 2016	30,000	30,150	35,000	35,175	20,000	20,100
Solectron Corp. 144A sr. sub. notes 8s, 2016	90,000	88,650	110,000	108,350	55,000	54,175
SunGard Data Systems, Inc. 144A sr. sub. notes 10
1/4s, 2015	180,000	186,075	206,000	212,953	106,000	109,578
SunGard Data Systems, Inc. 144A sr. unsecd. notes 9
1/8s, 2013	260,000	269,750	330,000	342,375	160,000	166,000
UGS Capital Corp II 144A sr. notes 10.38s, 2011 (PIK)	70,000	69,300	80,000	79,200	40,000	39,600
UGS Corp. company guaranty 10s, 2012	140,000	150,500	160,000	172,000	80,000	86,000
Unisys Corp. sr. notes 8s, 2012	110,000	102,300	135,000	125,550	70,000	65,100
Xerox Corp. sr. notes 6 7/8s, 2011	360,000	357,750	505,000	501,844	235,000	233,531
Xerox Corp. sr. notes 6.4s, 2016	5,000	4,719	230,000	217,063	250,000	235,938
		3,438,764		5,056,765		2,691,085

Transportation		--%		0.1%		0.1%
American Airlines, Inc. pass-through certificates Ser.
01-2, 7.858s, 2011	--	--	115,000	121,900	120,000	127,200
BNSF Funding Trust I company guaranty FRB 6.613s, 2055	--	--	485,000	455,270	525,000	492,818
Continental Airlines, Inc. pass-through certificates
Ser. 97-4A, 6.9s, 2018	--	--	70,225	70,401	58,521	58,667
Continental Airlines, Inc. pass-through certificates
Ser. 98-1A, 6.648s, 2017	--	--	372,719	368,992	262,865	260,237
Continental Airlines, Inc. pass-through certificates
Ser. 98-3, 6.32s, 2008	--	--	5,000	4,986	75,000	74,785
Kansas City Southern Railway Co. company guaranty 9
1/2s, 2008	190,000	200,450	255,000	269,025	120,000	126,600
Ryder System, Inc. notes Ser. MTN, 5.95s, 2011	--	--	95,000	94,364	105,000	104,297
Union Pacific Corp. 144A pass-through certificates
5.214s, 2014	--	--	115,000	109,471	100,000	95,192
		200,450		1,494,409		1,339,796

Utilities & Power		0.3%		0.7%		1.1%
AEP Texas North Co. sr. notes Ser. B, 5 1/2s, 2013	--	--	165,000	159,123	190,000	183,232
AES Corp. (The) 144A sec. notes 8 3/4s, 2013	380,000	406,600	530,000	567,100	245,000	262,150
Appalachian Power Co. sr. notes 5.8s, 2035	--	--	145,000	129,374	120,000	107,068
Atmos Energy Corp. notes 4.95s, 2014	--	--	250,000	227,881	260,000	236,996
Beaver Valley II Funding debs. 9s, 2017	--	--	320,000	355,770	355,000	394,682
CenterPoint Energy Houston Electric, LLC general ref.
mtge. Ser. M2, 5 3/4s, 2014	--	--	10,000	9,774	90,000	87,966
CenterPoint Energy Resources Corp. notes 7 3/4s, 2011	--	--	240,000	256,571	185,000	197,773
Cleveland Electric Illuminating Co. (The) 144A sr.
notes Ser. D, 7.88s, 2017	--	--	115,000	129,146	110,000	123,531
CMS Energy Corp. sr. notes 7 1/2s, 2009	185,000	187,313	230,000	232,875	120,000	121,500
Colorado Interstate Gas Co. debs. 6.85s, 2037	30,000	30,107	50,000	50,178	25,000	25,089
Colorado Interstate Gas Co. sr. notes 5.95s, 2015	10,000	9,088	15,000	13,632	10,000	9,088
Commonwealth Edison Co. 1st mtge. 5.9s, 2036	--	--	205,000	188,912	220,000	202,734
Consolidated Natural Gas Co. sr. notes 5s, 2014	--	--	180,000	165,575	315,000	289,756
Consumers Energy Co. 1st mtge. 5s, 2012	--	--	255,000	241,134	260,000	245,862
Consumers Energy Co. 1st mtge. Ser. B, 5 3/8s, 2013	--	--	155,000	148,749	140,000	134,354
Dayton Power & Light Co. (The) 1st mtge. 5 1/8s, 2013	--	--	170,000	162,421	160,000	152,867
Duke Energy Field Services, LLC 144A notes 5 3/8s, 2015	--	--	55,000	51,649	55,000	51,649
Dynegy-Roseton Danskamme company guaranty Ser. B,
7.67s, 2016	145,000	144,638	195,000	194,513	90,000	89,775
Edison Mission Energy 144A sr. notes 7 3/4s, 2016	65,000	63,863	75,000	73,688	40,000	39,300
Edison Mission Energy 144A sr. notes 7 1/2s, 2013	75,000	73,500	90,000	88,200	45,000	44,100
El Paso Corp. sr. notes Ser. MTN, 7.8s, 2031	490,000	475,913	655,000	636,169	305,000	296,231
Enbridge Energy Partners, LP sr. notes 5.35s, 2014	--	--	120,000	112,477	115,000	107,790
Entergy Gulf States, Inc. 1st mtge. 5 1/4s, 2015	--	--	215,000	195,507	225,000	204,600
Ferrellgas, LP/Finance sr. notes 6 3/4s, 2014	215,000	203,713	300,000	284,250	140,000	132,650
Indianapolis Power & Light 144A 1st mtge. 6.3s, 2013	--	--	115,000	115,455	110,000	110,436
Ipalco Enterprises, Inc. sec. notes 8 3/8s, 2008	--	--	90,000	92,475	95,000	97,613
Kansas Gas & Electric bonds 5.647s, 2021	--	--	85,000	80,173	80,000	75,457
Kinder Morgan, Inc. sr. notes 6 1/2s, 2012	--	--	150,000	141,966	155,000	146,698
MidAmerican Energy Holdings Co. 144A bonds 6 1/8s, 2036	--	--	590,000	551,520	640,000	598,259
Midwest Generation, LLC sec. sr. notes 8 3/4s, 2034	420,000	445,200	565,000	598,900	270,000	286,200
Mirant North America, LLC 144A sr. notes 7 3/8s, 2013	170,000	164,050	215,000	207,475	115,000	110,975
Monongahela Power Co. 1st mtge. 5s, 2006	--	--	410,000	409,034	365,000	364,140
National Fuel Gas Co. notes 5 1/4s, 2013	--	--	145,000	138,865	100,000	95,769
Nevada Power Co. 2nd mtge. 9s, 2013	94,000	101,741	244,000	264,092	150,000	162,352
Nevada Power Co. general ref. mtge. Ser. L, 5 7/8s,
2015	--	--	110,000	104,319	145,000	137,511
Northwestern Corp. sec. notes 5 7/8s, 2014	90,000	88,175	105,000	102,870	55,000	53,884
NRG Energy, Inc. sr. notes 7 3/8s, 2016	370,000	360,750	455,000	443,625	240,000	234,000
Oncor Electric Delivery Co. debs. 7s, 2022	--	--	10,000	10,363	45,000	46,635
Oncor Electric Delivery Co. sec. notes 7 1/4s, 2033	--	--	195,000	208,240	220,000	234,938
PacifiCorp Sinking Fund 1st mtge. 5.45s, 2013	--	--	225,000	219,255	180,000	175,404
Potomac Edison Co. 1st mtge. 5.35s, 2014	--	--	--	--	65,000	62,089
Power Receivable Finance, LLC 144A sr. notes 6.29s,
2012	--	--	239,517	238,599	207,040	206,247
PPL Energy Supply, LLC bonds Ser. A, 5.7s, 2015	--	--	135,000	128,008	145,000	137,490
Progress Energy, Inc. sr. unsecd. notes 5 5/8s, 2016	--	--	205,000	195,917	220,000	210,252
PSEG Energy Holdings, Inc. sr. notes 8 1/2s, 2011	175,000	183,750	225,000	236,250	110,000	115,500
Public Service Co. of Colorado sr. notes Ser. A, 6
7/8s, 2009	--	--	215,000	220,839	205,000	210,568
Public Service Co. of New Mexico sr. notes 4.4s, 2008	--	--	125,000	121,104	100,000	96,883
Sierra Pacific Resources sr. notes 8 5/8s, 2014	90,000	95,341	125,000	132,418	60,000	63,561
Southern California Edison Co. 1st mtge. 5s, 2014	--	--	45,000	42,517	55,000	51,965
Southern California Edison Co. notes 6.65s, 2029	--	--	255,000	259,507	275,000	279,860
Teco Energy, Inc. notes 7.2s, 2011	265,000	266,656	610,000	613,813	430,000	432,688
Teco Energy, Inc. sr. notes 6 3/4s, 2015	10,000	9,725	10,000	9,725	5,000	4,863
Tennessee Gas Pipeline Co. unsecd. notes 7 1/2s, 2017	25,000	25,016	30,000	30,019	15,000	15,009

TransAlta Corp. notes 5 3/4s, 2013 (Canada)	--	--	140,000	134,920	150,000	144,558
TXU Corp. sr. notes Ser. P, 5.55s, 2014	265,000	240,359	615,000	557,815	450,000	408,157
Utilicorp Canada Finance Corp. company guaranty 7
3/4s, 2011 (Canada)	310,000	320,850	440,000	455,400	205,000	212,175
Westar Energy, Inc. 1st mtge. 5.15s, 2017	--	--	15,000	13,724	45,000	41,172
Westar Energy, Inc. 1st mtge. 5.1s, 2020	--	--	175,000	154,305	165,000	145,487
Williams Cos., Inc. (The) notes 7 5/8s, 2019	390,000	395,850	525,000	532,875	245,000	248,675
Williams Cos., Inc. (The) 144A notes 6 3/8s, 2010	50,000	48,750	60,000	58,500	30,000	29,250
York Power Funding 144A notes 12s, 2007 (Cayman
Islands) (In default) (F)(NON)	--	--	120,485	10,048	44,178	3,684
		4,340,948		12,509,598		9,791,147

Total corporate bonds and notes (cost $56,939,672,		$55,589,112		$113,206,438		$77,820,618
$116,784,369 and $80,352,608)

COLLATERALIZED MORTGAGE OBLIGATIONS(a)	Growth 2.9%		Balanced 8.1%		Conservative 17.2%

	Principal amount	Value	Principal amount	Value	Principal amount	Value

AMP CMBS 144A FRB Ser. 06-1A, Class A, 5 3/4s, 2047
(Cayman Islands)	$--	$--	$--	$--	$440,000	$440,000
Amresco Commercial Mortgage Funding I Ser. 97-C1,
Class G, 7s, 2029	--	--	187,000	187,454	205,000	205,497
Amresco Commercial Mortgage Funding I 144A Ser. 97-C1,
Class H, 7s, 2029	38,000	38,184	173,000	173,837	168,000	168,813
Asset Securitization Corp.
Ser. 96-MD6, Class A7, 8.294s, 2029	--	--	400,000	413,035	401,000	414,067
Ser. 96-D3, Class A1C, 7.4s, 2026	245,922	247,691	1,505,160	1,515,989	1,075,538	1,083,276
Banc of America Commercial Mortgage, Inc.
Ser. 01-1, Class G, 7.324s, 2036	--	--	200,000	208,129	200,000	208,129
Ser. 04-3, Class A5, 5.481s, 2039	230,000	223,935	920,000	895,740	930,000	905,476
Ser. 06-1, Class XC, Interest Only (IO), 0.046s, 2045	1,779,499	12,265	11,720,111	80,782	12,869,142	88,702
Banc of America Commercial Mortgage, Inc. 144A
Ser. 01-PB1, Class K, 6.15s, 2035	--	--	133,000	130,376	133,000	130,376
Ser. 02-PB2, Class XC, IO, 0.266s, 2035	2,955,294	54,950	4,399,181	81,797	2,615,097	48,624
Ser. 05-1, Class XW, IO, 0.161s, 2042	21,716,506	103,342	--	--	27,254,637	129,697
Ser. 05-4, Class XC, IO, 0.044s, 2045	6,330,867	45,499	18,018,392	129,495	18,087,195	129,989
Banc of America Large Loan FRB
Ser. 04-BBA4, Class H, 6.149s, 2018	25,000	25,098	70,000	70,274	73,000	73,285
Ser. 04-BBA4, Class G, 5.899s, 2018	--	--	94,000	94,321	98,000	98,334
Banc of America Large Loan 144A
FRB Ser. 02-FL2A, Class L1, 8.13s, 2014	--	--	133,000	132,735	205,000	204,592
FRB Ser. 05-MIB1, Class K, 7.199s, 2022	190,000	186,960	186,000	183,024	187,000	184,008
FRB Ser. 05-ESHA, Class K, 6.984s, 2020	--	--	450,000	449,996	452,000	451,996
FRB Ser. 05-BOCA, Class L, 6.899s, 2016	--	--	143,000	142,925	351,000	350,816
FRB Ser. 06-LAQ, Class M, 6.8s, 2021	--	--	245,000	245,787	265,000	265,852
FRB Ser. 06-LAQ, Class L, 6.7s, 2021	--	--	204,000	204,000	221,000	221,000
FRB Ser. 05-BOCA, Class K, 6.549s, 2016	--	--	300,000	299,829	300,000	299,829
FRB Ser. 05-MIB1, Class J, 6.249s, 2022	100,000	100,174	409,000	409,713	343,000	343,598
FRB Ser. 06-LAQ, Class K, 6.15s, 2021	122,000	122,198	--	--	--	--
FRB Ser. 05-ESHA, Class G, 6.064s, 2020	100,000	99,922	180,000	179,860	181,000	180,860
FRB Ser. 06-LAQ, Class A3, 5.34s, 2021	443,000	443,144	--	--	--	--
Ser. 06-LAQ, Class X1, IO, 0.697s, 2021	6,661,000	51,763	13,384,000	104,007	19,290,000	149,903
Ser. 03-BBA2, Class X1A, IO, 0.175s, 2015	1,867,115	358	5,341,875	1,026	4,884,922	938
Banc of America Structured Security Trust 144A Ser.
02-X1, Class A3, 5.436s, 2033	--	--	386,000	383,505	396,000	393,440
Bayview Commercial Asset Trust 144A
FRB Ser. 05-1A, Class A1, 5.623s, 2035	50,728	50,728	388,916	388,916	287,459	287,459
Ser. 06-2A, IO, 0.879s, 2036	170,445	15,062	817,341	72,228	777,471	68,704
Ser. 04-3, IO, 0.775s, 2035	538,755	41,969	1,372,730	106,936	1,350,879	105,233
Ser. 05-1A, IO, 0.775s, 2035	594,093	46,280	1,653,514	128,809	1,579,808	123,067
Ser. 05-3A, IO, 0.775s, 2035	1,609,822	131,439	5,186,464	423,464	4,684,763	382,501
Bear Stearns Commercial Mortgage Securities, Inc. Ser.
05-PWR9, Class X1, IO, 0.046s, 2042	--	--	8,996,285	88,209	13,550,673	132,864
Bear Stearns Commercial Mortgage Securities, Inc. 144A
FRB Ser. 05-LXR1, Class J, 6.849s, 2018	--	--	453,000	453,000	453,000	453,000
FRB Ser. 05-LXR1, Class H, 6.399s, 2018	--	--	226,000	226,000	227,000	227,000
FRB Ser. 05-LXR1, Class G, 6.149s, 2018	--	--	226,000	226,000	227,000	227,000
Ser. 06-BBA7, Class X1A, IO, 1.708s, 2019	--	--	8,722,000	194,152	6,374,000	141,885
Ser. 05-LXR1, Class X1, IO, 0.818s, 2018	7,727,000	46,895	21,900,000	132,911	21,958,000	133,263
Ser. 05-PW10, Class X1, IO, 0.032s, 2040	11,587,706	52,052	--	--	--	--
Bear Stearns Commercial Mortgage Securitization Corp.
Ser. 00-WF2, Class F, 8.455s, 2032	--	--	189,000	206,766	124,000	135,656
Ser. 04-PR3I, Class X1, IO, 0.254s, 2041	540,896	11,817	3,623,712	79,171	5,887,927	128,639
Chase Commercial Mortgage Securities Corp. Ser. 00-3,
Class A2, 7.319s, 2032	10,000	10,504	118,000	123,948	116,000	121,847
Chase Commercial Mortgage Securities Corp. 144A
Ser. 98-1, Class F, 6.56s, 2030	--	--	962,000	966,478	896,000	900,171
Ser. 98-1, Class G, 6.56s, 2030	--	--	249,000	250,453	231,000	232,348
Ser. 98-1, Class H, 6.34s, 2030	91,000	74,512	371,000	303,781	362,000	296,411
Chase Manhattan Bank-First Union National Ser. 99-1,
Class A1, 7.134s, 2031	101,417	101,604	--	--	--	--
Citigroup Commercial Mortgage Trust 144A Ser. 05-C3,
Class XC, IO, 0.06s, 2043	13,701,024	140,757	25,472,690	261,692	24,505,033	251,751
Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 06-CD2, Class X, IO, 0.13s, 2046	2,499,800	14,849	16,511,074	98,076	18,118,303	107,623
Commercial Mortgage Acceptance Corp.
Ser. 97-ML1, Class A3, 6.57s, 2030	--	--	397,000	397,381	251,000	251,241
Ser. 97-ML1, Class A2, 6.53s, 2030	128,255	128,255	160,721	160,721	96,432	96,432
Ser. 97-ML1, IO, 0.917s, 2017	2,785,087	34,487	10,515,400	130,210	6,830,255	84,578
Commercial Mortgage Acceptance Corp. 144A Ser. 98-C1,
Class F, 6.23s, 2031	--	--	415,000	418,013	404,000	406,933
Commercial Mortgage Pass-Through Certificates
Ser. 06-C7, Class A4, 5.769s, 2046	80,000	79,256	--	--	--	--
Ser. 04-LB2A, Class A4, 4.715s, 2039	1,231,000	1,140,489	5,553,000	5,144,707	6,161,000	5,708,002
Commercial Mortgage Pass-Through Certificates 144A
FRB Ser. 03-FL9, Class K, 7.849s, 2015	59,763	59,464	--	--	--	--
Ser. 06-CN2A, Class H, 5.756s, 2019	66,000	64,157	197,000	191,498	218,000	211,911
Ser. 06-CN2A, Class J, 5.756s, 2019	53,000	51,317	158,000	152,982	174,000	168,474
FRB Ser. 01-J2A, Class A2F, 5.708s, 2034	118,000	119,441	326,000	329,980	314,000	317,834
Ser. 03-LB1A, Class X1, IO, 0.262s, 2038	962,377	38,608	2,046,014	82,080	2,211,543	88,720
Ser. 05-LP5, Class XC, IO, 0.063s, 2043	5,981,555	61,670	13,323,773	137,368	12,961,811	133,636
Ser. 05-C6, Class XC, IO, 0.036s, 2044	8,823,305	58,234	25,865,540	170,713	12,991,113	85,741
Credit Suisse Mortgage Capital Certificates 144A
FRB Ser. 06-TFLA, Class K, 6.399s, 2021	50,000	50,000	--	--	484,000	484,000
Ser. 06-C3, Class AX, IO, 0.026s, 2038	15,524,000	16,983	68,728,000	75,188	74,352,000	81,341
Criimi Mae Commercial Mortgage Trust 144A Ser. 98-C1,
Class B, 7s, 2033	1,602,000	1,602,288	--	--	--	--
Crown Castle Towers, LLC 144A Ser. 05-1A, Class D,
5.612s, 2035	228,000	221,409	620,000	602,078	597,000	579,743
CS First Boston Mortgage Securities Corp.
Ser. 97-C2, Class F, 7.46s, 2035	52,000	55,850	303,000	325,432	294,000	315,766
Ser. 04-C2, Class A2, 5.416s, 2036	260,000	252,052	1,050,000	1,017,902	1,050,000	1,017,902
Ser. 05-C4, Class A5, 5.104s, 2038	627,000	593,308	1,918,000	1,814,934	3,705,000	3,505,908
CS First Boston Mortgage Securities Corp. 144A
FRB Ser. 04-TF2A, Class J, 6.149s, 2016	153,000	152,999	310,000	309,998	349,000	348,998
FRB Ser. 05-TFLA, Class J, 6.149s, 2020	--	--	134,000	133,999	131,000	130,999
FRB Ser. 05-TF2A, Class J, 6.099s, 2020	133,000	133,000	449,000	449,000	451,000	451,000
FRB Ser. 05-TFLA, Class H, 5.949s, 2020	--	--	67,000	67,000	64,000	64,000
FRB Ser. 04-TF2A, Class H, 5.899s, 2019	100,000	100,000	132,000	131,999	128,000	127,999
Ser. 01-CK1, Class AY, IO, 0.905s, 2035	5,014,000	143,761	13,888,000	398,195	13,364,000	383,171
Ser. 02-CP3, Class AX, IO, 0.475s, 2035	1,329,646	52,399	9,064,650	357,221	6,547,111	258,009
Ser. 03-C3, Class AX, IO, 0.331s, 2038	6,975,227	283,081	12,271,019	498,003	15,214,833	617,474
Ser. 05-C2, Class AX, IO, 0.093s, 2037	5,813,179	84,925	13,390,968	195,629	16,881,457	246,621
Deutsche Mortgage & Asset Receiving Corp.
Ser. 98-C1, Class C, 6.861s, 2031	50,000	50,612	--	--	--	--
Ser. 98-C1, Class X, IO, 0.985s, 2031	3,016,149	53,727	11,688,451	208,206	8,752,482	155,908
DLJ Commercial Mortgage Corp.
Ser. 00-CF1, Class A1B, 7.62s, 2033	39,000	41,147	472,000	497,979	463,000	488,484
Ser. 99-CG2, Class B3, 6.1s, 2032	--	--	378,000	374,257	332,000	328,713
Ser. 99-CG2, Class B4, 6.1s, 2032	--	--	571,000	563,348	551,000	543,616
Ser. 98-CF2, Class B3, 6.04s, 2031	--	--	100,000	99,619	100,000	99,619
DLJ Mortgage Acceptance Corp. 144A Ser. 97-CF1,
Class A3, 7.76s, 2030	--	--	250,000	251,144	200,000	200,915
Fannie Mae
Ser. 04-T3, Class PT1, 9.718s, 2044	43,691	49,055	290,265	325,904	138,102	155,058
Ser. 03-W6, Class PT1, 9.679s, 2042	48,702	51,350	194,029	204,577	113,359	119,521

Ser. 02-T1, Class A4, 9 1/2s, 2031	5,376	5,641	--	--	--	--
Ser. 02-T4, Class A4, 9 1/2s, 2041	46,613	48,856	377,583	395,753	48,445	50,776
Ser. 02-T6, Class A3, 9 1/2s, 2041	45,664	47,607	116,361	121,315	114,759	119,645
Ser. 02-T12, Class A4, 9 1/2s, 2042	22,799	23,918	58,289	61,151	57,349	60,165
IFB Ser. 06-62, Class PS, 9.42s, 2036	225,000	228,700	429,000	436,055	349,000	354,739
Ser. 06-20, Class IP, IO, 8s, 2030	--	--	251,678	53,252	251,678	53,252
IFB Ser. 05-37, Class SU, 7.91s, 2035	172,242	176,487	688,964	705,948	688,964	705,948
IFB Ser. 06-48, Class SL, 7.665s, 2036	357,088	345,527	--	--	117,721	113,910
IFB Ser. 06-48, Class TQ, 7.665s, 2036	--	--	673,339	669,932	711,245	707,647
Ser. 99-T2, Class A1, 7 1/2s, 2039	133,449	138,144	36,226	37,501	28,637	29,645
Ser. 00-T6, Class A1, 7 1/2s, 2030	--	--	--	--	1,442	1,483
Ser. 01-T1, Class A1, 7 1/2s, 2040	17,219	17,742	89,857	92,587	57,398	59,141
Ser. 01-T3, Class A1, 7 1/2s, 2040	16,633	17,116	42,137	43,361	43,801	45,072
Ser. 01-T4, Class A1, 7 1/2s, 2028	25,209	26,142	166,375	172,540	136,125	141,169
Ser. 01-T5, Class A3, 7 1/2s, 2030	--	--	272,395	280,626	--	--
Ser. 01-T7, Class A1, 7 1/2s, 2041	348,894	358,816	747,925	769,194	624,999	642,772
Ser. 01-T8, Class A1, 7 1/2s, 2041	302,162	310,924	1,631,286	1,678,590	2,124,721	2,186,333
Ser. 01-T10, Class A2, 7 1/2s, 2041	--	--	--	--	3,543	3,651
Ser. 01-T12, Class A2, 7 1/2s, 2041	67,058	69,094	186,628	192,297	179,072	184,511
Ser. 02-14, Class A2, 7 1/2s, 2042	86,456	89,214	556,181	573,925	659,142	680,170
Ser. 02-26, Class A2, 7 1/2s, 2048	109,466	113,041	629,364	649,920	550,977	568,972
Ser. 02-T1, Class A3, 7 1/2s, 2031	40,858	42,145	846,194	872,842	127,951	131,980
Ser. 02-T4, Class A3, 7 1/2s, 2041	68,500	70,597	510,415	526,039	619,581	638,546
Ser. 02-T6, Class A2, 7 1/2s, 2041	196,676	202,446	1,806,289	1,859,280	2,281,709	2,348,647
Ser. 02-T12, Class A3, 7 1/2s, 2042	25,510	26,314	146,230	150,836	85,642	88,340
Ser. 02-T16, Class A3, 7 1/2s, 2042	354,167	366,020	1,136,195	1,174,219	898,730	928,807
Ser. 02-T18, Class A4, 7 1/2s, 2042	169,429	175,106	278,709	288,049	583,918	603,487
Ser. 02-T19, Class A3, 7 1/2s, 2042	31,655	32,719	--	--	--	--
Ser. 02-W1, Class 2A, 7 1/2s, 2042	102,218	105,206	773,407	796,021	851,920	876,830
Ser. 02-W3, Class A5, 7 1/2s, 2028	56,610	58,416	632,494	652,671	1,010,775	1,043,020
Ser. 02-W4, Class A5, 7 1/2s, 2042	234,245	241,833	758,832	783,415	613,889	633,777
Ser. 02-W6, Class 2A, 7 1/2s, 2042	190,831	196,933	492,646	508,401	487,323	502,908
Ser. 02-W7, Class A5, 7 1/2s, 2029	185,267	191,365	126,722	130,894	121,288	125,280
Ser. 03-W1, Class 2A, 7 1/2s, 2042	8,990	9,270	154,744	159,563	155,562	160,405
Ser. 03-W2, Class 1A3, 7 1/2s, 2042	609,673	630,168	166,348	171,940	615,401	636,089
Ser. 03-W3, Class 1A3, 7 1/2s, 2042	124,294	128,461	358,544	370,564	213,873	221,043
Ser. 03-W4, Class 4A, 7 1/2s, 2042	174,622	180,127	74,341	76,685	71,177	73,421
Ser. 03-W10, Class 1A1, 7 1/2s, 2032	39,476	40,729	256,946	265,102	252,041	260,041
Ser. 04-T2, Class 1A4, 7 1/2s, 2043	86,961	90,060	237,891	246,370	227,896	236,018
Ser. 04-T3, Class 1A4, 7 1/2s, 2044	4,313	4,466	19,168	19,851	12,459	12,903
Ser. 04-W2, Class 5A, 7 1/2s, 2044	240,710	249,368	1,047,901	1,085,594	1,054,235	1,092,156
Ser. 04-W8, Class 3A, 7 1/2s, 2044	292,558	303,179	784,395	812,872	713,905	739,823
Ser. 04-W9, Class 2A3, 7 1/2s, 2044	88,481	91,593	--	--	--	--
Ser. 04-W11, Class 1A4, 7 1/2s, 2044	210,964	218,536	855,045	885,732	822,548	852,069
Ser. 04-W12, Class 1A4, 7 1/2s, 2044	87,672	90,808	163,613	169,466	158,674	164,350
Ser. 04-W14, Class 2A, 7 1/2s, 2044	28,584	29,594	73,785	76,393	73,785	76,393
Ser. 05-W1, Class 1A4, 7 1/2s, 2044	243,714	252,418	677,285	701,471	650,355	673,580
Ser. 05-W3, Class 1A, 7 1/2s, 2045	395,184	410,132	1,438,385	1,492,791	206,799	214,621
IFB Ser. 06-30, Class KN, 7.425s, 2036	99,028	91,599	422,849	391,127	1,514,135	1,400,544
IFB Ser. 04-10, Class QC, 7.31s, 2031	72,738	71,388	447,617	439,312	414,605	406,912
IFB Ser. 06-42, Class JS, 7.005s, 2036	136,000	119,663	--	--	--	--
Ser. 01-W3, Class A, 7s, 2041	100,946	102,920	122,451	124,847	123,109	125,518
Ser. 02-14, Class A1, 7s, 2042	251,976	257,105	513,161	523,607	482,698	492,523
Ser. 02-26, Class A1, 7s, 2048	57,113	58,267	324,291	330,841	325,684	332,262
Ser. 02-T4, Class A2, 7s, 2041	28,859	29,426	131,349	133,934	98,883	100,829
Ser. 02-T16, Class A2, 7s, 2042	58,620	59,878	332,628	339,769	333,973	341,142
Ser. 03-W3, Class 1A2, 7s, 2042	94,927	96,972	153,653	156,964	154,726	158,059
Ser. 03-W8, Class 2A, 7s, 2042	50,391	51,503	--	--	--	--
Ser. 04-T2, Class 1A3, 7s, 2043	65,356	66,878	--	--	--	--
Ser. 04-T3, Class 1A3, 7s, 2044	109,435	111,978	401,412	410,739	--	--
Ser. 04-W1, Class 2A2, 7s, 2033	590,551	604,086	1,533,054	1,568,192	1,474,466	1,508,261
Ser. 04-W12, Class 1A3, 7s, 2044	243,392	249,139	--	--	--	--
Ser. 05-W4, Class 1A3, 7s, 2035	212,658	217,888	858,261	879,365	735,410	753,493
IFB Ser. 02-97, Class TW, IO, 6 1/2s, 2031	75,410	13,782	267,955	48,972	257,331	47,031
IFB Ser. 06-42, Class PS, 6.338s, 2036	197,630	184,783	470,358	439,784	507,907	474,893
IFB Ser. 05-74, Class SK, 5.493s, 2035	209,660	197,784	714,296	673,836	687,975	649,006
IFB Ser. 05-74, Class CS, 5.383s, 2035	181,524	170,483	438,380	411,716	441,103	414,273
IFB Ser. 06-30, Class HK, 5.31s, 2036	204,409	184,430	--	--	--	--
IFB Ser. 05-74, Class CP, 5.234s, 2035	181,524	170,413	384,831	361,275	386,646	362,979
IFB Ser. 05-76, Class SA, 5.234s, 2034	188,666	175,097	545,034	505,836	547,768	508,374
IFB Ser. 04-79, Class SA, 5.191s, 2032	269,638	245,024	930,326	845,401	897,552	815,619
IFB Ser. 05-57, Class CD, 5.166s, 2035	187,660	176,584	337,787	317,851	328,404	309,021
IFB Ser. 06-8, Class PK, 5.11s, 2036	215,510	192,695	639,672	571,953	703,346	628,885
IFB Ser. 05-99, Class SA, 5.051s, 2035	95,244	88,401	458,122	425,207	460,026	426,975
IFB Ser. 05-106, Class US, 5.051s, 2035	295,521	276,822	942,498	882,860	946,227	886,353
IFB Ser. 06-8, Class HP, 5.051s, 2036	198,711	183,196	563,988	519,954	623,406	574,733
IFB Ser. 06-8, Class WK, 5.051s, 2036	197,432	180,622	865,739	792,026	952,609	871,500
IFB Ser. 06-11, Class PS, 5.051s, 2036	106,026	97,056	632,972	579,426	610,707	559,044
IFB Ser. 06-27, Class SP, 5.051s, 2036	200,000	185,362	452,000	418,919	498,000	461,553
IFB Ser. 05-114, Class SP, 4.943s, 2036	--	--	268,994	242,011	270,922	243,745
IFB Ser. 05-45, Class DA, 4.904s, 2035	213,896	197,005	640,799	590,193	747,747	688,696
IFB Ser. 05-74, Class DM, 4.867s, 2035	258,134	237,134	882,035	810,278	849,198	780,113
IFB Ser. 05-45, Class DC, 4.794s, 2035	178,248	163,452	623,865	572,081	445,618	408,629
IFB Ser. 06-46, Class SK, 4.684s, 2036	268,544	242,404	--	--	--	--
IFB Ser. 06-46, Class SW, 4.684s, 2034	--	--	697,335	619,539	736,076	653,958
IFB Ser. 05-57, Class DC, 4.477s, 2034	193,072	181,070	606,796	569,076	588,408	551,831
IFB Ser. 05-45, Class PC, 4.283s, 2034	96,015	89,726	289,807	270,826	290,688	271,649
IFB Ser. 05-95, Class CP, 4.081s, 2035	--	--	90,497	83,366	90,497	83,366
IFB Ser. 05-95, Class OP, 3.915s, 2035	--	--	227,000	188,070	228,000	188,899
IFB Ser. 05-73, Class SA, 3.712s, 2035	86,171	77,221	377,430	338,227	363,642	325,872
IFB Ser. 05-106, Class JC, 3.62s, 2035	--	--	181,246	148,646	172,429	141,415
IFB Ser. 05-93, Class AS, 3.569s, 2034	--	--	204,852	174,004	206,784	175,645
IFB Ser. 05-83, Class QP, 3.556s, 2034	--	--	146,789	125,988	146,789	125,988
IFB Ser. 97-44, Class SN, IO, 2.95s, 2023	87,975	7,478	302,366	25,701	290,700	24,709
IFB Ser. 02-89, Class S, IO, 2.878s, 2033	227,724	19,428	792,857	67,641	760,173	64,852
IFB Ser. 02-36, Class QH, IO, 2.728s, 2029	6,300	92	23,596	343	17,593	256
IFB Ser. 03-66, Class SA, IO, 2.328s, 2033	264,600	18,316	860,308	59,551	863,448	59,768
Ser. 03-W12, Class 2, IO, 2.23s, 2043	1,490,463	72,701	2,969,828	144,860	2,442,813	119,154
IFB Ser. 03-48, Class S, IO, 2.228s, 2033	124,898	8,489	397,682	27,030	398,193	27,065
IFB Ser. 05-56, Class TP, 2.183s, 2033	--	--	158,299	132,810	174,306	146,240
IFB Ser. 02-92, Class SB, IO, 2.028s, 2030	82,966	4,667	289,123	16,262	277,181	15,590
Ser. 03-W10, Class 1, IO, 1.959s, 2043	1,319,505	58,819	6,307,443	281,164	9,179,215	409,178
Ser. 03-W10, Class 3, IO, 1.931s, 2043	463,059	21,242	1,901,224	87,215	1,483,322	68,045
IFB Ser. 05-113, Class DI, IO, 1.908s, 2036	1,741,591	89,442	5,940,349	305,074	5,442,163	279,489
IFB Ser. 05-52, Class DC, IO, 1.878s, 2035	171,746	12,425	599,384	43,362	574,553	41,565
IFB Ser. 04-24, Class CS, IO, 1.828s, 2034	319,621	20,426	1,103,185	70,500	1,065,404	68,086
IFB Ser. 04-89, Class EI, IO, 1.828s, 2034	853,324	52,673	--	--	--	--
IFB Ser. 03-122, Class SA, IO, 1.778s, 2028	419,578	17,974	1,490,937	63,869	1,434,695	61,460
IFB Ser. 03-122, Class SJ, IO, 1.778s, 2028	446,815	19,412	1,587,677	68,977	1,524,728	66,242
IFB Ser. 04-51, Class S0, IO, 1.728s, 2034	79,274	3,543	218,799	9,778	219,591	9,813
IFB Ser. 04-60, Class SW, IO, 1.728s, 2034	588,759	34,784	2,049,643	121,092	1,965,035	116,093
IFB Ser. 04-65, Class ST, IO, 1.728s, 2034	339,886	16,463	1,182,869	57,295	1,133,906	54,924
IFB Ser. 05-65, Class KI, IO, 1.678s, 2035	1,114,595	55,788	1,645,189	82,346	2,055,099	102,862
Ser. 03-W8, Class 12, IO, 1.638s, 2042	1,985,525	73,776	7,045,366	261,783	5,424,688	201,564
IFB Ser. 06-65, Class DS, IO, 1.569s, 2036	1,053,000	47,550	1,141,000	51,523	1,277,000	57,665
IFB Ser. 05-42, Class SA, IO, 1.478s, 2035	494,003	22,609	1,719,098	78,677	1,648,526	75,448
IFB Ser. 05-17, Class ES, IO, 1.428s, 2035	239,695	13,004	851,710	46,207	817,940	44,375
IFB Ser. 05-17, Class SY, IO, 1.428s, 2035	180,352	9,753	396,603	21,446	380,879	20,596
IFB Ser. 05-62, Class FS, IO, 1.428s, 2034	324,340	14,506	1,115,322	49,883	1,071,892	47,940
IFB Ser. 05-73, Class SI, IO, 1.428s, 2035	86,171	3,827	436,888	19,405	420,515	18,678
IFB Ser. 05-82, Class SW, IO, 1.408s, 2035	480,503	17,869	1,636,646	60,863	1,575,758	58,598
IFB Ser. 05-82, Class SY, IO, 1.408s, 2035	611,083	25,464	2,082,670	86,784	2,004,910	83,544
IFB Ser. 05-45, Class EW, IO, 1.398s, 2035	794,995	33,765	1,178,033	50,034	1,473,666	62,590
IFB Ser. 05-45, Class SR, IO, 1.398s, 2035	793,494	33,809	2,762,376	117,697	2,648,348	112,839
IFB Ser. 05-47, Class SW, IO, 1.398s, 2035	631,713	22,949	2,226,948	80,901	2,447,729	88,921
IFB Ser. 04-92, Class S, IO, 1.378s, 2034	250,567	11,393	1,393,088	63,344	1,397,028	63,523
IFB Ser. 05-17, Class SA, IO, 1.378s, 2035	1,045,069	55,284	1,175,703	62,195	1,129,089	59,729
IFB Ser. 05-17, Class SE, IO, 1.378s, 2035	352,550	18,508	1,252,720	65,764	1,203,051	63,157
IFB Ser. 05-23, Class SG, IO, 1.378s, 2035	361,885	18,603	1,286,616	66,140	1,235,798	63,528
IFB Ser. 05-29, Class SX, IO, 1.378s, 2035	435,126	21,691	1,546,139	77,076	1,484,837	74,020
IFB Ser. 05-29, Class SY, IO, 1.378s, 2035	1,095,700	56,861	--	--	--	--
IFB Ser. 05-54, Class SA, IO, 1.378s, 2035	568,637	21,857	1,965,162	75,536	1,897,216	72,924
IFB Ser. 05-57, Class CI, IO, 1.378s, 2035	333,312	15,417	1,170,657	54,147	1,121,880	51,891
IFB Ser. 05-57, Class DI, IO, 1.378s, 2035	806,776	34,677	2,810,416	120,797	2,695,162	115,843
IFB Ser. 05-69, Class AS, IO, 1.378s, 2035	161,930	7,768	452,922	21,726	453,724	21,765
IFB Ser. 05-84, Class SG, IO, 1.378s, 2035	538,292	26,073	1,721,143	83,367	1,726,369	83,620
IFB Ser. 05-87, Class SG, IO, 1.378s, 2035	664,107	28,028	2,145,322	90,541	2,155,246	90,960

IFB Ser. 05-89, Class S, IO, 1.378s, 2035	891,515	36,911	2,892,250	119,748	2,908,348	120,415
IFB Ser. 05-95, Class CI, IO, 1.378s, 2035	299,036	14,681	966,882	47,470	971,413	47,692
IFB Ser. 05-104, Class NI, IO, 1.378s, 2035	186,138	10,204	297,236	16,295	297,236	16,295
IFB Ser. 05-104, Class SI, IO, 1.378s, 2033	--	--	2,226,251	105,210	2,235,960	105,669
IFB Ser. 05-105, Class S, IO, 1.378s, 2035	206,918	9,247	659,333	29,464	660,209	29,503
IFB Ser. 06-16, Class SM, IO, 1.378s, 2036	415,446	22,808	--	--	--	--
IFB Ser. 05-83, Class QI, IO, 1.368s, 2035	--	--	242,244	13,542	244,137	13,647
IFB Ser. 06-61, Class SE, IO, 1.366s, 2036	521,000	17,665	1,483,000	50,283	1,655,000	56,115
IFB Ser. 05-73, Class SD, IO, 1.358s, 2035	323,339	16,923	1,100,577	57,602	1,059,393	55,447
IFB Ser. 05-92, Class SC, IO, 1.358s, 2035	703,661	33,766	2,273,095	109,076	2,283,610	109,581
IFB Ser. 06-20, Class PI, IO, 1.358s, 2030	605,892	18,563	1,976,141	60,542	1,985,462	60,828
IFB Ser. 05-83, Class SL, IO, 1.348s, 2035	1,349,458	56,899	4,387,592	185,000	4,404,059	185,695
IFB Ser. 06-20, Class IG, IO, 1.328s, 2036	1,878,722	74,708	5,555,210	220,905	6,122,828	243,477
IFB Ser. 06-8, Class NS, IO, 1.308s, 2036	880,334	41,635	2,633,229	124,538	2,893,637	136,854
Ser. 03-W6, Class 11, IO, 1.286s, 2035	138,869	246	110,159	195	264,995	469
IFB Ser. 06-8, Class PS, IO, 1.278s, 2036	271,635	13,834	--	--	--	--
IFB Ser. 06-44, Class IS, IO, 1.278s, 2036	474,387	21,718	1,288,471	58,988	1,467,727	67,194
IFB Ser. 06-45, Class SM, IO, 1.278s, 2036	271,892	11,471	1,422,054	59,996	1,537,462	64,866
IFB Ser. 06-45, Class XS, IO, 1.278s, 2034	501,422	22,485	--	--	--	--
IFB Ser. 05-95, Class OI, IO, 1.268s, 2035	--	--	135,576	7,402	136,531	7,454
IFB Ser. 06-20, Class IB, IO, 1.268s, 2036	804,901	30,633	2,381,203	90,623	2,624,069	99,866
IFB Ser. 06-42, Class IB, IO, 1.268s, 2036	--	--	1,172,657	44,564	1,268,504	48,206
IFB Ser. 06-53, Class US, IO, 1.258s, 2036	718,231	30,986	1,958,363	84,487	2,231,646	96,277
IFB Ser. 04-38, Class SI, IO, 1.248s, 2033	552,319	18,889	1,923,246	65,775	1,843,883	63,061
IFB Ser. 06-42, Class LI, IO, 1.238s, 2036	917,984	39,282	--	--	--	--
IFB Ser. 06-42, Class CI, IO, 1.228s, 2036	1,599,952	68,221	4,584,951	195,501	4,840,273	206,388
IFB Ser. 06-42, Class EI, IO, 1.228s, 2036	--	--	4,302,681	183,015	4,531,684	192,756
IFB Ser. 03-112, Class SA, IO, 1.178s, 2028	269,611	7,139	857,610	22,708	858,497	22,731
IFB Ser. 03-124, Class ST, IO, 1.178s, 2034	178,175	5,958	--	--	--	--
IFB Ser. 04-72, Class SB, IO, 1.178s, 2034	250,990	8,236	874,210	28,685	838,476	27,512
Ser. 03-W17, Class 12, IO, 1.154s, 2033	--	--	2,279,626	66,604	2,188,562	63,943
Ser. 03-T2, Class 2, IO, 0.832s, 2042	980,084	17,465	9,433,313	168,099	6,707,453	119,525
IFB Ser. 05-67, Class BS, IO, 0.828s, 2035	346,700	10,130	1,128,321	32,968	1,132,190	33,081
IFB Ser. 05-74, Class SE, IO, 0.778s, 2035	2,564,448	56,978	3,481,798	77,360	3,182,813	70,717
IFB Ser. 05-82, Class SI, IO, 0.778s, 2035	1,080,172	24,135	3,679,725	82,219	3,543,151	79,167
IFB Ser. 05-74, Class NI, IO, 0.758s, 2035	511,530	16,334	--	--	--	--
IFB Ser. 05-87, Class SE, IO, 0.728s, 2035	2,595,227	55,131	8,439,039	179,271	8,470,466	179,939
Ser. 03-W6, Class 51, IO, 0.682s, 2042	653,953	11,027	2,925,182	49,323	2,316,695	39,063
IFB Ser. 04-54, Class SW, IO, 0.678s, 2033	166,515	3,365	530,701	10,723	531,211	10,734
IFB Ser. 05-58, Class IK, IO, 0.678s, 2035	268,614	9,232	929,532	31,948	897,224	30,837
Ser. 01-T12, Class IO, 0.57s, 2041	3,590,689	40,565	1,801,038	20,347	1,198,478	13,540
Ser. 03-W2, Class 1, IO, 0.471s, 2042	479,813	4,494	16,846,766	157,773	13,488,076	126,318
Ser. 01-50, Class B1, IO, 0.455s, 2041	4,311,463	30,778	3,048,611	21,763	2,041,047	14,570
Ser. 02-T4, IO, 0.45s, 2041	9,696,310	83,177	10,191,491	87,425	6,444,523	55,282
Ser. 02-T1, Class IO, IO, 0.428s, 2031	1,557,665	13,943	1,934,219	17,314	1,228,180	10,994
Ser. 02-W8, Class 1, IO, 0.365s, 2042	1,805,850	13,314	--	--	--	--
Ser. 03-W6, Class 3, IO, 0.365s, 2042	887,024	9,938	3,967,234	44,449	3,142,194	35,206
Ser. 03-W6, Class 23, IO, 0.351s, 2042	961,722	10,365	4,300,524	46,350	3,405,945	36,708
Ser. 01-79, Class BI, IO, 0.331s, 2045	1,599,898	10,724	10,903,921	73,089	7,753,352	51,971
IFB Ser. 04-89, Class EX, IO, 0.05s, 2034	709,788	1,203	--	--	--	--
Ser. 03-W8, Class 11, IO, 0.03s, 2042	483,256	38	1,708,394	135	1,317,355	104
Ser. 03-W6, Class 21, IO, 0.004s, 2042	208,762	2	165,670	2	398,332	4
Ser. 342, Class 1, Principal Only (PO), zero %, 2033	149,359	108,167	389,467	282,055	385,378	279,093
Ser. 361, Class 1, PO, zero %, 2035	511,361	373,560	2,055,465	1,501,561	2,204,438	1,610,389
Ser. 363, Class 1, PO, zero %, 2035	1,715,904	1,168,408	3,364,370	2,290,897	3,470,874	2,363,418
Ser. 02-82, Class TO, PO, zero %, 2032	101,208	74,784	318,110	235,055	285,180	210,722
Ser. 03-34, Class P1, PO, zero %, 2043	51,401	34,888	--	--	--	--
Ser. 04-38, Class AO, PO, zero %, 2034	389,584	272,709	1,083,317	758,322	1,005,571	703,900
Ser. 04-61, Class CO, PO, zero %, 2031	233,000	169,799	705,000	513,769	632,000	460,570
FRB Ser. 05-36, Class QA, zero %, 2035	--	--	129,170	133,321	124,677	128,684
Ser. 05-38, PO, zero %, 2031	--	--	100,000	69,375	100,000	69,375
FRB Ser. 05-57, Class UL, zero %, 2035	199,569	212,595	689,225	734,211	665,704	709,155
FRB Ser. 05-65, Class CU, zero %, 2034	--	--	190,780	278,040	183,526	267,468
FRB Ser. 05-65, Class ER, zero %, 2035	198,248	208,512	673,103	707,953	648,028	681,580
FRB Ser. 05-79, Class FE, zero %, 2035	80,025	91,383	--	--	--	--
FRB Ser. 05-81, Class DF, zero %, 2033	--	--	95,369	113,250	92,389	109,711
Ser. 05-113, Class DO, PO, zero %, 2036	267,620	205,705	913,203	701,928	836,622	643,064
FRB Ser. 05-117, Class GF, zero %, 2036	--	--	200,714	191,148	221,543	210,984
Ser. 05-65, Class KO, PO, zero %, 2035	--	--	--	--	69,359	52,997
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
Ser. T-42, Class A6, 9 1/2s, 2042	23,958	25,141	61,026	64,039	60,121	63,090
Ser. T-41, Class 3A, 7 1/2s, 2032	111,283	114,705	746,515	769,469	745,339	768,257
Ser. T-42, Class A5, 7 1/2s, 2042	150,557	155,026	353,247	363,732	592,341	609,922
Ser. T-51, Class 2A, 7 1/2s, 2042	159,615	164,480	351,809	362,533	408,634	421,090
Ser. T-57, Class 1A3, 7 1/2s, 2043	238,303	246,126	781,664	807,327	780,888	806,525
Ser. T-58, Class 4A, 7 1/2s, 2043	724,031	747,688	235,319	243,008	129,512	133,743
Ser. T-59, Class 1A3, 7 1/2s, 2043	253,894	263,320	346,973	359,855	556,293	576,947
Ser. T-60, Class 1A3, 7 1/2s, 2044	368,452	381,582	1,185,892	1,228,151	1,170,493	1,212,204
Ser. T-41, Class 2A, 7s, 2032	20,659	21,054	58,673	59,795	59,086	60,216
Ser. T-60, Class 1A2, 7s, 2044	185,461	189,697	1,134,278	1,160,180	1,140,970	1,167,025
Ser. T-56, Class A, IO, 0.63s, 2043	882,765	9,586	3,100,835	33,671	2,473,183	26,856
Ser. T-56, Class 3, IO, 0.355s, 2043	832,660	8,556	2,765,303	28,414	2,259,119	23,213
Ser. T-56, Class 1, IO, 0.278s, 2043	1,035,693	7,118	3,440,157	23,644	2,810,082	19,313
Ser. T-56, Class 2, IO, 0.038s, 2043	950,099	2,410	3,154,975	8,002	2,577,374	6,537
FFCA Secured Lending Corp.
Ser. 99-1A, Class C1, 7.59s, 2025	100,000	71,434	--	--	--	--
Ser. 00-1, Class X, IO, 1.408s, 2020	517,459	28,732	2,000,610	111,083	1,278,590	70,993
FFCA Secured Lending Corp. 144A Ser. 00-1, Class A2,
7.77s, 2027	159,068	166,222	541,317	565,664	286,078	298,946
First Union National Bank-Bank of America Commercial
Mortgage 144A Ser. 01-C1, Class 3, IO, 1.954s, 2033	--	--	6,831,669	426,945	6,084,853	380,273
First Union-Lehman Brothers Commercial Mortgage Trust
II
Ser. 97-C2, Class F, 7 1/2s, 2029	--	--	580,000	616,469	538,000	571,828
Ser. 97-C2, Class G, 7 1/2s, 2029	71,000	76,036	185,000	198,121	288,000	308,427
Ser. 97-C1, Class A3, 7.38s, 2029	215,608	216,066	--	--	--	--
First Union-Lehman Brothers-Bank of America 144A Ser.
98-C2, Class G, 7s, 2035	--	--	717,000	741,959	703,000	727,471
Freddie Mac
IFB Ser. 3153, Class SQ, 8.347s, 2036	516,529	511,093	--	--	--	--
IFB Ser. 3153, Class UK, 8.227s, 2036	447,151	448,012	99,367	99,558	587,258	588,389
IFB Ser. 2771, Class SV, 7.964s, 2034	99,537	97,489	--	--	--	--
IFB Ser. 2763, Class SC, 7.805s, 2032	262,552	256,734	933,441	912,757	931,417	910,777
IFB Ser. 2963, Class SV, 7.805s, 2034	--	--	200,000	189,766	200,000	189,766
Ser. 3114, Class BL, IO, 7 1/2s, 2030	--	--	102,185	20,586	102,881	20,727
IFB Ser. 3153, Class SX, 7.256s, 2036	326,001	318,624	281,410	275,043	--	--
IFB Ser. 3081, Class DC, 5.766s, 2035	195,928	174,893	374,223	334,045	374,223	334,045
IFB Ser. 3114, Class GK, 5.605s, 2036	--	--	222,828	200,005	244,329	219,304
IFB Ser. 2996, Class SA, 5.503s, 2035	--	--	325,574	283,046	325,574	283,046
IFB Ser. 2976, Class LC, 5.358s, 2035	--	--	267,061	240,985	256,570	231,517
IFB Ser. 2976, Class KL, 5.321s, 2035	197,422	178,108	630,415	568,741	604,664	545,509
IFB Ser. 2979, Class AS, 5.211s, 2034	--	--	163,303	151,259	164,231	152,119
IFB Ser. 2990, Class DP, 5.211s, 2034	94,270	85,900	558,080	508,525	538,284	490,486
IFB Ser. 3072, Class SA, 5.065s, 2035	--	--	143,962	124,392	143,962	124,392
IFB Ser. 3153, Class UT, 4.955s, 2036	198,718	172,873	162,949	141,756	--	--
IFB Ser. 3072, Class SM, 4.735s, 2035	--	--	231,894	197,200	231,894	197,200
IFB Ser. 3072, Class SB, 4.588s, 2035	--	--	218,310	184,515	218,310	184,515
IFB Ser. 3065, Class DC, 4.264s, 2035	195,458	164,809	556,817	469,505	558,724	471,113
IFB Ser. 3050, Class SA, 3.878s, 2034	--	--	404,012	342,788	406,925	345,260
IFB Ser. 3031, Class BS, 3.728s, 2035	234,385	199,933	--	--	--	--
IFB Ser. 2990, Class LB, 3.658s, 2034	195,985	166,101	665,017	563,613	636,475	539,424
IFB Ser. 2990, Class WP, 3.615s, 2035	93,006	83,624	438,989	394,706	424,108	381,326
IFB Ser. 2927, Class SI, IO, 3.301s, 2035	280,045	28,792	996,089	102,411	956,681	98,359
IFB Ser. 3012, Class ST, 3.245s, 2035	94,313	79,755	--	--	--	--
IFB Ser. 2538, Class SH, IO, 2.351s, 2032	42,956	2,584	149,540	8,995	143,365	8,624
IFB Ser. 2828, Class GI, IO, 2.301s, 2034	304,233	26,282	997,380	86,163	996,246	86,065
IFB Ser. 2802, Class SM, IO, 2.151s, 2032	93,754	5,576	323,390	19,234	310,173	18,448
IFB Ser. 2869, Class SH, IO, 2.101s, 2034	165,316	8,736	570,020	30,123	547,419	28,929
IFB Ser. 2869, Class JS, IO, 2.051s, 2034	754,924	39,135	2,474,898	128,296	2,472,085	128,150
IFB Ser. 2882, Class SL, IO, 2.001s, 2034	87,480	5,656	521,270	33,701	520,678	33,663
IFB Ser. 2770, Class SH, IO, 1.901s, 2034	368,996	22,759	1,083,504	66,829	1,171,560	72,261
IFB Ser. 2594, Class SE, IO, 1.851s, 2030	352,683	16,697	--	--	--	--
IFB Ser. 2682, Class TQ, IO, 1.851s, 2033	132,280	6,325	461,042	22,044	441,947	21,131
IFB Ser. 2815, Class PT, IO, 1.851s, 2032	302,428	16,558	1,074,622	58,836	1,032,016	56,504
IFB Ser. 2828, Class TI, IO, 1.851s, 2030	179,695	9,911	547,213	30,182	548,839	30,272
IFB Ser. 3033, Class SF, IO, 1.601s, 2035	245,397	7,899	795,710	25,612	798,457	25,700

IFB Ser. 2922, Class SE, IO, 1.551s, 2035	438,972	17,559	1,528,018	61,121	1,464,977	58,599
IFB Ser. 3028, Class ES, IO, 1.551s, 2035	840,161	46,681	2,682,908	149,068	2,693,543	149,659
IFB Ser. 3045, Class DI, IO, 1.531s, 2035	493,344	18,673	3,628,599	137,343	5,416,712	205,023
IFB Ser. 2981, Class AS, IO, 1.521s, 2035	414,883	15,428	1,413,132	52,551	1,360,523	50,594
IFB Ser. 2981, Class BS, IO, 1.521s, 2035	210,067	8,140	715,561	27,728	688,924	26,696
IFB Ser. 2981, Class CS, IO, 1.521s, 2035	280,742	10,791	--	--	--	--
IFB Ser. 2924, Class SA, IO, 1.501s, 2035	624,273	23,215	2,173,828	80,839	2,084,228	77,507
IFB Ser. 2927, Class ES, IO, 1.501s, 2035	226,750	9,106	803,856	32,282	772,315	31,015
IFB Ser. 2950, Class SM, IO, 1.501s, 2016	312,880	14,862	1,111,763	52,809	1,067,683	50,715
IFB Ser. 3054, Class CS, IO, 1.501s, 2035	212,337	8,162	636,062	24,450	640,802	24,632
IFB Ser. 3066, Class SI, IO, 1.501s, 2035	712,642	37,790	1,815,586	96,277	1,822,382	96,638
IFB Ser. 3107, Class DC, IO, 1.501s, 2035	424,581	23,412	2,519,904	138,953	2,778,002	153,185
IFB Ser. 3118, Class SD, IO, 1.501s, 2036	749,860	27,300	2,610,608	95,042	2,502,732	91,115
IFB Ser. 3129, Class SP, IO, 1.501s, 2035	163,373	6,662	1,093,112	44,577	1,181,234	48,171
IFB Ser. 3136, Class NS, IO, 1.501s, 2036	1,282,775	60,282	1,732,244	81,404	1,933,113	90,843
IFB Ser. 3031, Class BI, IO, 1.491s, 2035	181,476	10,311	509,949	28,973	511,764	29,076
IFB Ser. 2962, Class BS, IO, 1.451s, 2035	953,302	40,370	3,340,410	141,459	3,182,145	134,757
IFB Ser. 2986, Class WS, IO, 1.451s, 2035	196,048	5,711	667,712	19,452	643,103	18,735
IFB Ser. 3067, Class SI, IO, 1.451s, 2035	937,872	52,396	2,106,045	117,658	2,116,826	118,260
IFB Ser. 3114, Class BI, IO, 1.451s, 2030	472,490	14,698	1,532,771	47,681	1,543,222	48,006
IFB Ser. 3114, Class TS, IO, 1.451s, 2030	1,198,895	44,521	3,882,192	144,166	3,912,375	145,287
IFB Ser. 3174, Class BS, IO, 1.44s, 2036	1,182,100	40,897	1,275,500	44,129	1,427,400	49,384
IFB Ser. 2990, Class LI, IO, 1.431s, 2034	277,161	14,228	979,897	50,303	937,876	48,146
IFB Ser. 3128, Class JI, IO, 1.431s, 2036	708,355	35,742	1,939,379	97,856	2,197,766	110,893
IFB Ser. 3065, Class DI, IO, 1.421s, 2035	96,175	5,032	406,820	21,284	408,744	21,385
IFB Ser. 3114, Class GI, IO, 1.401s, 2036	191,616	10,103	542,271	28,590	596,882	31,470
IFB Ser. 3145, Class GI, IO, 1.401s, 2036	572,484	30,303	1,567,423	82,966	1,776,676	94,042
IFB Ser. 3081, Class DI, IO, 1.281s, 2035	95,713	4,184	476,651	20,835	525,465	22,968
IFB Ser. 3012, Class UI, IO, 1.221s, 2035	126,037	5,163	--	--	--	--
IFB Ser. 2988, Class AS, IO, 1.001s, 2035	--	--	321,834	8,381	310,210	8,079
IFB Ser. 3016, Class SP, IO, 0.911s, 2035	191,097	4,508	541,596	12,776	542,528	12,798
IFB Ser. 3016, Class SQ, IO, 0.911s, 2035	377,930	9,448	1,144,007	28,600	1,264,722	31,618
IFB Ser. 2937, Class SY, IO, 0.901s, 2035	154,129	4,015	501,954	13,076	504,317	13,137
IFB Ser. 3012, Class WI, IO, 0.901s, 2035	185,866	6,830	--	--	--	--
IFB Ser. 3012, Class IG, IO, 0.881s, 2035	459,049	14,998	--	--	--	--
IFB Ser. 2957, Class SW, IO, 0.801s, 2035	822,461	19,405	2,802,306	66,117	2,697,791	63,651
IFB Ser. 2815, Class S, IO, 0.801s, 2032	403,143	8,529	1,265,883	26,781	1,273,853	26,950
IFB Ser. 2835, Class BI, IO, 0.03s, 2030	297,988	275	--	--	--	--
Ser. 228, PO, zero %, 2035	1,390,640	998,571	4,016,786	2,884,316	3,828,695	2,749,254
Ser. 231, PO, zero %, 2035	5,712,088	3,951,689	21,279,464	14,721,378	20,575,262	14,234,203
Ser. 236, PO, zero %, 2036	550,485	393,950	1,672,967	1,197,244	1,710,122	1,223,833
Ser. 1208, Class F, PO, zero %, 2022	11,093	8,835	--	--	--	--
FRB Ser. 2958, Class FB, zero %, 2035	355,576	351,972	--	--	--	--
FRB Ser. 2958, Class FL, zero %, 2035	51,758	48,365	263,965	246,661	254,131	237,472
FRB Ser. 2986, Class XT, zero %, 2035	--	--	75,952	84,876	75,952	84,876
FRB Ser. 3003, Class XF, zero %, 2035	171,932	189,475	612,080	674,530	590,588	650,846
FRB Ser. 3022, Class TC, zero %, 2035	--	--	103,598	126,940	104,226	127,709
FRB Ser. 3024, Class CF, zero %, 2034	245,595	254,181	--	--	--	--
Ser. 3045, Class DO, PO, zero %, 2035	--	--	277,456	206,595	414,185	308,403
FRB Ser. 3046, Class UF, zero %, 2033	89,588	92,404	--	--	--	--
FRB Ser. 3046, Class WF, zero %, 2035	--	--	148,358	149,701	149,108	150,457
FRB Ser. 3054, Class XF, zero %, 2034	--	--	71,617	76,910	71,617	76,910
GE Capital Commercial Mortgage Corp. Ser. 04-C2,
Class A4, 4.893s, 2040	442,000	413,223	1,313,000	1,227,516	1,454,000	1,359,336
GE Capital Commercial Mortgage Corp. 144A
Ser. 05-C2, Class XC, IO, 0.069s, 2043	12,149,126	100,550	21,533,834	178,220	20,706,795	171,376
Ser. 05-C3, Class XC, IO, 0.038s, 2045	25,238,689	129,222	49,028,275	251,025	49,406,995	252,964
General Growth Properties-Mall Properties Trust 144A
FRB Ser. 01-C1A, Class D3, 7.449s, 2014	53,084	53,133	152,777	152,920	122,998	123,113
GMAC Commercial Mortgage Securities, Inc.
Ser. 99-C3, Class F, 8.07s, 2036	56,000	60,155	75,000	80,564	112,000	120,310
Ser. 03-C2, Class A2, 5.457s, 2040	198,000	193,585	1,181,000	1,154,664	1,179,000	1,152,708
Ser. 04-C2, Class A4, 5.301s, 2038	525,000	505,370	2,105,000	2,026,294	2,101,000	2,022,444
Ser. 97-C1, Class X, IO, 1.543s, 2029	1,592,184	49,076	--	--	--	--
Ser. 05-C1, Class X1, IO, 0.109s, 2043	4,751,000	84,235	19,984,000	354,316	21,705,000	384,830
GMAC Commercial Mortgage Securities, Inc. 144A
Ser. 99-C3, Class G, 6.974s, 2036	--	--	350,039	348,532	306,364	305,045
Ser. 06-C1, Class XC, IO, 0.043s, 2045	19,933,875	131,564	--	--	36,211,359	238,995
Government National Mortgage Association
IFB Ser. 05-7, Class JM, 5.262s, 2034	205,962	193,402	709,913	666,620	685,373	643,577
IFB Ser. 05-68, Class DP, 3.884s, 2035	136,234	119,853	--	--	--	--
IFB Ser. 05-84, Class SB, 3.833s, 2035	96,880	84,355	--	--	--	--
IFB Ser. 05-66, Class SP, 3.473s, 2035	--	--	341,672	286,082	343,608	287,702
IFB Ser. 05-84, Class SL, 3.473s, 2035	223,429	186,454	--	--	--	--
IFB Ser. 04-86, Class SW, IO, 1.483s, 2034	165,571	7,287	1,340,340	58,987	1,245,727	54,823
IFB Ser. 06-26, Class S, IO, 1.42s, 2036	1,863,000	76,056	5,077,000	207,267	5,783,000	236,089
IFB Ser. 05-65, Class SI, IO, 1.083s, 2035	213,106	6,995	1,372,469	45,048	1,379,485	45,278
IFB Ser. 05-68, Class KI, IO, 1.033s, 2035	1,551,000	66,900	--	--	--	--
IFB Ser. 05-68, Class SI, IO, 1.033s, 2035	1,376,239	48,639	4,474,916	158,153	4,491,085	158,725
IFB Ser. 06-14, Class S, IO, 0.983s, 2036	411,852	12,372	1,217,987	36,587	1,342,909	40,339
IFB Ser. 05-28, Class SA, IO, 0.933s, 2035	906,635	24,820	3,221,560	88,192	3,093,831	84,695
IFB Ser. 05-51, Class SJ, IO, 0.933s, 2035	410,042	13,241	1,332,407	43,025	1,337,014	43,174
IFB Ser. 05-68, Class S, IO, 0.933s, 2035	807,673	25,496	2,626,558	82,914	2,635,809	83,206
IFB Ser. 05-60, Class SJ, IO, 0.513s, 2034	667,959	12,538	--	--	--	--
Ser. 98-2, Class EA, PO, zero %, 2028	23,434	17,746	4,471	3,386	--	--
Ser. 99-31, Class MP, PO, zero %, 2029	20,499	16,721	96,847	78,995	48,423	39,497
Greenwich Capital Commercial Funding Corp. Ser.
05-GG5, Class XC, IO, 0.041s, 2037	12,913,778	55,489	41,133,846	176,747	41,246,634	177,232
Greenwich Capital Commercial Funding Corp. 144A Ser.
05-GG3, Class XC, IO, 0.079s, 2042	10,566,633	170,651	24,736,497	399,494	21,240,411	343,033
GS Mortgage Securities Corp. II
Ser. 04-GG2, Class A6, 5.396s, 2038	298,000	288,272	865,000	836,763	953,000	921,890
Ser. 05-GG4, Class A4B, 4.732s, 2039	230,000	211,656	701,000	645,091	1,349,000	1,241,409
GS Mortgage Securities Corp. II 144A
FRB Ser. 03-FL6A, Class L, 8.449s, 2015	87,000	87,489	124,000	124,698	114,000	114,641
Ser. 98-C1, Class F, 6s, 2030	--	--	280,000	276,360	282,000	278,334
Ser. 03-C1, Class X1, IO, 0.293s, 2040	7,921,763	143,176	6,514,442	117,741	9,388,289	169,682
Ser. 04-C1, Class X1, IO, 0.118s, 2028	5,791,539	46,830	7,890,380	63,801	7,890,380	63,801
Ser. 05-GG4, Class XC, IO, 0.11s, 2039	8,565,983	162,954	23,257,361	442,435	22,395,977	426,048
Ser. 06-GG6, Class XC, IO, 0.04s, 2038	3,488,128	11,854	34,903,264	118,617	25,218,463	85,703
HVB Mortgage Capital Corp. Ser. 03-FL1A, Class K,
8.02s, 2022	118,000	117,946	--	--	--	--
JPMorgan Commercial Mortgage Finance Corp. Ser. 97-C5,
Class F, 7.561s, 2029	64,000	68,710	204,000	219,013	204,000	219,013
JPMorgan Commercial Mortgage Finance Corp. 144A Ser.
00-C9, Class G, 6 1/4s, 2032	38,000	38,030	240,000	240,192	260,000	260,208
JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 06-CB14, Class AM, 5.63s, 2044	315,000	305,824	1,213,000	1,177,665	1,126,000	1,093,200
Ser. 06-CB14, Class A4, 5.481s, 2044	454,000	437,538	1,740,000	1,676,908	1,950,000	1,879,293
Ser. 05-CB11, Class A4, 5.335s, 2037	454,000	458,540	1,348,000	1,361,480	1,490,000	1,504,900
Ser. 05-LDP2, Class AM, 4.78s, 2042	100,000	91,830	420,000	385,686	400,000	367,320
Ser. 06-LDP7, Class X, IO, 0.009s, 2045	13,450,000	10,589	50,000,000	39,365	50,000,000	39,365
JPMorgan Chase Commercial Mortgage Securities Corp.
144A
Ser. 04-FL1A, Class X1A, IO, 1.003s, 2019	461,204	1,524	--	--	--	--
Ser. 03-ML1A, Class X1, IO, 0.52s, 2039	823,715	30,117	--	--	--	--
Ser. 05-CB12, Class X1, IO, 0.06s, 2037	4,282,918	45,506	12,259,273	130,255	11,784,714	125,213
Ser. 05-LDP1, Class X1, IO, 0.06s, 2046	3,250,042	29,961	8,003,613	73,783	7,658,476	70,602
Ser. 05-LDP2, Class X1, IO, 0.05s, 2042	17,149,795	280,056	41,968,805	685,351	35,057,560	572,490
Ser. 05-LDP4, Class X1, IO, 0.046s, 2042	11,511,639	106,123	24,219,563	223,274	29,183,005	269,031
Ser. 05-LDP3, Class X1, IO, 0.04s, 2042	16,439,827	123,299	17,467,938	131,010	29,338,493	220,039
Ser. 06-LDP6, Class X1, IO, 0.04s, 2043	--	--	22,916,607	121,744	16,521,182	87,769
Ser. 06-CB14, Class X1, IO, 0.038s, 2044	12,407,631	58,161	27,756,640	130,109	30,181,076	141,474
Ser. 05-LDP5, Class X1, IO, 0.036s, 2044	22,972,887	107,685	69,467,679	325,630	76,474,140	358,473
LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031	--	--	149,428	148,319	136,004	134,995
Ser. 99-C1, Class G, 6.41s, 2031	--	--	159,961	146,100	145,590	132,974
Ser. 98-C4, Class G, 5.6s, 2035	--	--	132,000	127,220	127,000	122,401
Ser. 98-C4, Class H, 5.6s, 2035	--	--	223,000	208,732	215,000	201,243
LB-UBS Commercial Mortgage Trust
Ser. 05-C7, Class AM, 5.263s, 2040	287,000	272,864	877,000	833,804	1,694,000	1,610,564
Ser. 04-C7, Class A6, 4.786s, 2029	121,000	112,304	362,000	335,983	400,000	371,252
LB-UBS Commercial Mortgage Trust 144A
Ser. 05-C2, Class XCL, IO, 0.126s, 2040	16,218,590	170,512	32,400,413	340,637	42,970,021	451,759
Ser. 05-C3, Class XCL, IO, 0.119s, 2040	3,245,019	68,450	14,539,522	306,694	11,986,722	252,845
Ser. 05-C5, Class XCL, IO, 0.092s, 2020	5,031,124	70,953	14,018,975	197,708	15,107,324	213,057
Ser. 05-C7, Class XCL, IO, 0.082s, 2040	12,569,538	117,041	32,643,366	303,959	32,730,972	304,774

Ser. 06-C1, Class XCL, IO, 0.071s, 2041	10,620,727	113,600	--	--	30,924,823	330,775
Lehman Brothers Floating Rate Commercial Mortgage
Trust 144A FRB
Ser. 03-LLFA, Class L, 8.934s, 2014	--	--	356,000	355,671	345,000	344,681
Ser. 04-LLFA, Class H, 6.149s, 2017	175,000	175,711	184,000	184,748	214,000	214,869
Ser. 05-LLFA, 5.999s, 2018	23,000	23,000	93,000	93,000	89,000	89,000
Merrill Lynch Mortgage Investors, Inc.
Ser. 98-C3, Class E, 7.143s, 2030	--	--	137,000	142,569	127,000	132,163
Ser. 96-C2, Class JS, IO, 2.139s, 2028	312,123	14,033	570,957	25,671	217,846	9,795
Merrill Lynch Mortgage Trust Ser. 05-MCP1, Class XC,
IO, 0.051s, 2043	4,565,772	60,104	15,454,073	203,438	14,864,844	195,682
Merrill Lynch Mortgage Trust 144A Ser. 05-LC1,
Class X, IO, 0.237s, 2044	2,515,239	24,563	7,583,629	74,059	8,345,883	81,503
Merrill Lynch/Countrywide Commercial Mortgage Trust
144A Ser. 06-1, Class X, IO, 0.139s, 2039	4,571,000	26,605	20,236,000	117,780	21,892,000	127,418
Mezz Cap Commercial Mortgage Trust 144A
Ser. 04-C2, Class X, IO, 6.404s, 2040	208,766	70,018	531,404	178,228	520,417	174,543
Ser. 05-C3, Class X, IO, 5.159s, 2044	413,746	132,770	654,598	210,059	655,597	210,380
Morgan Stanley Capital 144A
Ser. 05-RR6, Class X, IO, 1.722s, 2043	997,015	66,202	2,892,342	192,051	4,654,068	309,030
Ser. 05-HQ6, Class X1, IO, 0.049s, 2042	8,292,208	82,275	18,293,185	181,505	18,171,841	180,301
Morgan Stanley Capital I
Ser. 98-CF1, Class D, 7.35s, 2032	67,000	68,507	--	--	--	--
Ser. 05-HQ6, Class A4A, 4.989s, 2042	278,000	260,438	827,000	774,757	915,000	857,198
Ser. 04-HQ4, Class A7, 4.97s, 2040	144,000	134,918	427,000	400,069	473,000	443,168
Morgan Stanley Capital I 144A
Ser. 98-HF1, Class F, 7.18s, 2030	14,000	14,228	124,000	126,021	115,000	116,874
Ser. 04-RR, Class F5, 6s, 2039	--	--	395,000	332,031	340,000	285,799
Ser. 04-RR, Class F6, 6s, 2039	--	--	395,000	315,802	350,000	279,824
Ser. 05-HQ5, Class X1, IO, 0.087s, 2042	7,874,329	62,751	11,084,960	88,336	10,572,172	84,250
Mortgage Capital Funding, Inc.
Ser. 97-MC1, Class A3, 7.288s, 2027	2,199	2,206	--	--	--	--
FRB Ser. 98-MC2, Class E, 7.095s, 2030	53,000	53,995	215,000	219,036	206,000	209,867
Ser. 97-MC2, Class X, IO, 1.402s, 2012	703,418	5,990	194,882	1,660	--	--
Permanent Financing PLC FRB Ser. 8, Class 2C, 5.7s,
2042 (United Kingdom)	165,000	164,938	--	--	--	--
PNC Mortgage Acceptance Corp. 144A
Ser. 99-CM1, Class B3, 7.1s, 2032	--	--	813,000	831,382	757,000	774,116
Ser. 00-C1, Class J, 6 5/8s, 2010	--	--	118,000	109,310	189,000	175,082
Ser. 00-C2, Class J, 6.22s, 2033	--	--	208,000	207,334	193,000	192,382
Pure Mortgages 144A
FRB Ser. 04-1A, Class F, 8.714s, 2034 (Ireland)	116,000	116,679	558,000	561,264	544,000	547,182
Ser. 04-1A, Class E, 6.464s, 2034 (Ireland)	100,000	100,025	220,000	220,055	429,000	429,107
Salomon Brothers Mortgage Securities VII 144A Ser.
03-CDCA, Class X3CD, IO, 1.43s, 2015	287,512	1,142	802,493	3,187	748,527	2,972
SBA CMBS Trust 144A Ser. 05-1A, Class D, 6.219s, 2035	--	--	200,000	195,671	200,000	195,671
STRIPS 144A
Ser. 03-1A, Class L, 5s, 2018 (Cayman Islands)	--	--	172,000	147,518	165,000	141,514
Ser. 03-1A, Class M, 5s, 2018 (Cayman Islands)	--	--	116,000	95,197	112,000	91,914
Ser. 04-1A, Class K, 5s, 2018 (Cayman Islands)	100,000	91,356	--	--	--	--
Ser. 04-1A, Class L, 5s, 2018 (Cayman Islands)	--	--	76,000	64,894	74,000	63,186
Wachovia Bank Commercial Mortgage Trust
Ser. 06-C23, Class A4, 5.418s, 2045	449,000	433,155	3,151,000	3,039,801	2,818,000	2,718,553
Ser. 05-C17, Class A4, 5.083s, 2042	236,000	222,904	1,493,000	1,410,153	1,424,000	1,344,982
Ser. 04-C15, Class A4, 4.803s, 2041	215,000	199,053	637,000	589,754	705,000	652,710
Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-WL5A, Class L, 8.499s, 2018	--	--	164,000	163,697	156,000	155,711
Ser. 03-C3, Class IOI, IO, 0.387s, 2035	532,600	16,406	4,001,673	123,264	4,005,497	123,382
Ser. 05-C18, Class XC, IO, 0.073s, 2042	12,980,714	130,586	22,149,853	222,828	25,576,178	257,296
Ser. 06-C23, Class XC, IO, 0.052s, 2045	4,907,285	29,885	32,344,922	196,981	35,504,886	216,225
Ser. 06-C26, Class XC, IO, 0.038s, 2045	17,920,000	66,752	14,274,000	53,171	8,840,000	32,929
Washington Mutual Asset Securities Corp. 144A
Ser. 05-C1A, Class G, 5.72s, 2036	--	--	46,000	42,818	44,000	40,956
Ser. 05-C1A, Class F, 5.3s, 2036	107,000	99,243	--	--	--	--

Total collateralized mortgage obligations (cost $52,461,806,		$49,044,617		$152,261,685		$155,702,966
$163,295,587 and $166,140,327)

ASSET-BACKED SECURITIES(a)	Growth 1.9%		Balanced 3.8%		Conservative 8.0%

	Principal amount	Value	Principal amount	Value	Principal amount	Value

Aames Mortgage Investment Trust FRB Ser. 04-1,
Class 2A1, 5.663s, 2034	$72,465	$72,527	$187,281	$187,443	$182,875	$183,033
ABSC NIMS Trust 144A Ser. 05-HE2, Class A1, 4 1/2s,
2035 (Cayman Islands)	64,322	63,054	178,782	175,260	171,692	168,309
Ace Securities Corp. FRN
Ser. 04-HE2, Class A2A, 5.703s, 2034	177,854	178,065	--	--	--	--
Ser. 04-HE3, Class A2A, 5.693s, 2034	13,051	13,069	--	--	--	--
Advanta Business Card Master Trust FRB Ser. 04-C1,
Class C, 6.317s, 2013	159,000	161,016	--	--	212,000	214,688
Aegis Asset Backed Securities Trust FRN Ser. 04-5,
Class 1A2, 5.663s, 2031	87,422	87,614	--	--	--	--
Aegis Asset Backed Securities Trust 144A
Ser. 04-5N, Class Note, 5s, 2034	18,319	18,193	28,370	28,175	27,559	27,370
Ser. 04-6N, Class Note, 4 3/4s, 2035	31,200	30,927	44,096	43,710	43,680	43,298
Ser. 04-2N, Class N1, 4 1/2s, 2034	--	--	878	875	835	832
AFC Home Equity Loan Trust Ser. 99-2, Class 1A,
5.733s, 2029	458,841	460,718	853,899	857,392	607,448	609,933
American Express Credit Account Master Trust 144A Ser.
04-C, Class C, 5.699s, 2012	155,624	155,648	949,843	949,991	762,021	762,140
American Home Mortgage Investment Trust FRB
Ser. 04-3, Class 3A, 3.71s, 2034	182,497	180,369	335,069	331,161	396,883	392,253
Ser. 04-3, Class 2A, 3.59s, 2034	111,489	109,847	306,215	301,706	255,768	252,001
Americredit Automobile Receivables Trust 144A Ser.
05-1, Class E, 5.82s, 2012	--	--	303,520	303,035	193,149	192,840
Ameriquest Finance NIM Trust 144A Ser. 04-RN9,
Class N1, 4.8s, 2034 (Cayman Islands)	2,722	2,722	4,526	4,526	4,202	4,202
Ameriquest Mortgage Securities, Inc.
FRB Ser. 06-R1, Class M10, 7.823s, 2036	--	--	142,000	124,360	261,000	228,577
FRN Ser. 04-R10, Class A5, 5.713s, 2034	10,716	10,724	--	--	--	--
FRN Ser. 04-R11, Class A2, 5.693s, 2034	29,938	29,977	--	--	--	--
Amortizing Residential Collateral Trust FRN Ser. 04-1,
Class A4, 5.643s, 2034	62,000	62,078	--	--	--	--
Arcap REIT, Inc. 144A
Ser. 03-1A, Class E, 7.11s, 2038	--	--	286,000	282,918	223,000	220,597
Ser. 04-1A, Class E, 6.42s, 2039	--	--	240,272	230,996	227,202	218,431
Argent Securities, Inc. Ser. 04-W11, Class A3, 5.683s,
2034	118,492	118,567	--	--	--	--
Asset Backed Funding Corp. NIM Trust 144A
FRB Ser. 05-OPT1, Class B1, 7.823s, 2035	50,000	39,582	--	--	117,000	92,623
Ser. 04-0PT5, Class N1, 4.45s, 2034 (Cayman Islands)	804	803	--	--	1,529	1,527
Asset Backed Securities Corp. Home Equity Loan Trust
FRN Ser. 04-HE7, Class A2, 5.703s, 2034	138,150	138,548	--	--	--	--
FRN Ser. 04-HE8, Class A2, 5.703s, 2034	89,786	89,898	--	--	--	--
FRB Ser. 04-HE9, Class A2, 5.693s, 2034	45,381	45,442	86,815	86,932	84,842	84,956
FRN Ser. 04-HE6, Class A2, 5.683s, 2034	267,548	268,582	947,494	951,155	908,981	912,493
FRB Ser. 05-HE1, Class A3, 5.613s, 2035	16,368	16,384	121,202	121,316	120,033	120,146
Asset Backed Securities Corp. Home Equity Loan Trust
144A FRB Ser. 06-HE2, Class M11, 7.823s, 2036	--	--	53,000	42,965	58,000	47,018
Banc of America Mortgage Securities
Ser. 04-D, Class 2A, IO, 0.509s, 2034	949,074	2,818	3,233,931	9,602	3,113,127	9,243
Ser. 05-E, Class 2, IO, 0.306s, 2035	2,264,000	14,503	7,566,000	48,468	7,285,000	46,668
Bank One Issuance Trust FRB Ser. 03-C4, Class C4,
6.229s, 2011	110,000	112,075	280,000	285,283	250,000	254,717
Bay View Auto Trust
Ser. 05-LJ2, Class D, 5.27s, 2014	62,000	60,468	139,000	135,565	134,000	130,689
Ser. 05-LJ2, Class C, 4.92s, 2014	100,000	97,499	46,000	44,849	45,000	43,874
Bayview Financial Acquisition Trust
FRB Ser. 03-G, Class A1, 5.941s, 2039	550,000	550,526	1,012,000	1,012,968	944,000	944,903
FRB Ser. 04-D, Class A, 5.731s, 2044	161,784	161,907	528,819	529,217	516,262	516,651
FRB Ser. 03-F, Class A, 5.841s, 2043	244,869	245,480	398,974	399,972	365,569	366,483
Ser. 04-B, Class A1, 5.841s, 2039	--	--	861,452	861,448	1,131,240	1,131,235
Ser. 04-A, Class A, IO, 3.938s, 2006	486,747	4,087	--	--	--	--
Ser. 04-D, Class A, IO, 3.938s, 2007	838,698	22,715	2,543,972	68,900	2,482,327	67,230
Ser. 05-B, Class A, IO, 2.814s, 2039	2,505,886	82,256	2,406,241	78,985	6,269,929	205,811
Bayview Financial Asset Trust 144A FRB
Ser. 03-SSRA, Class M, 6.673s, 2038	73,986	74,793	220,238	222,639	172,061	173,937

Ser. 03-SSRA, Class A, 6.023s, 2038	73,986	74,423	220,238	221,538	172,061	173,076
Ser. 04-SSRA, Class A1, 5.923s, 2039	170,946	171,475	248,461	249,231	240,761	241,507
Bear Stearns Adjustable Rate Mortgage Trust Ser. 04-1,
Class 11A1, 3.603s, 2034	84,878	84,531	888,037	884,400	828,622	825,229
Bear Stearns Alternate Trust
Ser. 04-9, Class 1A1, 4.949s, 2034	56,104	55,720	148,247	147,235	135,243	134,320
Ser. 05-5, Class 21A1, 4.69s, 2035	434,900	429,059	889,873	877,921	852,702	841,249
Bear Stearns Asset Backed Securities NIM Trust 144A
Ser. 04-HE6, Class A1, 5 1/4s, 2034 (Cayman Islands)	--	--	10,862	10,862	9,884	9,884
Ser. 04-HE7N, Class A1, 5 1/4s, 2034	1,501	1,501	5,924	5,924	5,529	5,529
Ser. 04-FR1, Class A1, 5s, 2034 (Cayman Islands)	--	--	2,402	2,402	2,846	2,846
Ser. 04-HE10, Class A2, 5s, 2034 (Cayman Islands)	--	--	70,000	69,388	60,000	59,475
Ser. 04-HE8N, Class A1, 5s, 2034	3,246	3,241	--	--	2,758	2,755
Ser. 04-HE10, Class A1, 4 1/4s, 2034 (Cayman Islands)	18,635	18,519	23,383	23,237	23,025	22,881
Bear Stearns Asset Backed Securities, Inc.
FRB Ser. 06-EC1, Class M9, 7.323s, 2035	--	--	146,000	119,264	161,000	131,517
FRB Ser. 06-PC1, Class M9, 7.073s, 2035	--	--	--	--	100,000	81,125
FRB Ser. 03-3, Class A2, 5.913s, 2043	127,000	127,298	441,000	442,034	348,000	348,816
FRB Ser. 03-1, Class A1, 5.823s, 2042	128,208	128,207	365,779	365,777	260,232	260,231
FRB Ser. 05-3, Class A1, 5.773s, 2035	271,033	271,034	--	--	--	--
FRN Ser. 03-ABF1, Class A, 5.693s, 2034	45,757	45,821	--	--	--	--
FRN Ser. 04-HE9, Class 1A2, 5.693s, 2032	198,793	199,041	--	--	--	--
Bear Stearns Asset Backed Securities, Inc. 144A FRB
Ser. 06-HE2, Class M10, 7.573s, 2036	--	--	108,000	98,213	--	--
Bombardier Capital Mortgage Securitization Corp. Ser.
01-A, Class A, 6.805s, 2030	166,560	165,383	255,226	253,423	244,039	242,315
Broadhollow Funding, LLC 144A FRB Ser. 04-A,
Class Sub, 6.57s, 2009	--	--	500,000	505,800	500,000	505,800
Capital One Multi-Asset Execution Trust FRB Ser.
02-C1, Class C1, 7.949s, 2010	--	--	65,000	66,848	53,000	54,507
CARMAX Auto Owner Trust Ser. 04-2, Class D, 3.67s, 2011	15,725	15,401	62,000	60,724	57,507	56,323
CARSSX Finance, Ltd. 144A FRB
Ser. 04-AA, Class B4, 10.699s, 2011 (Cayman Islands)	--	--	116,116	121,384	148,658	155,402
Ser. 04-AA, Class B3, 8.549s, 2011 (Cayman Islands)	--	--	15,183	15,529	15,183	15,529
CDO Repackaging Trust Series 144A FRB Ser. 03-2,
Class A, 9.516s, 2008	--	--	690,000	753,135	535,000	583,953
Chase Credit Card Master Trust FRB Ser. 03-3, Class C,
6.279s, 2010	170,000	172,966	470,000	478,200	420,000	427,328
Chase Funding Loan Acquisition Trust FRN Ser. 04-AQ1,
Class A2, 5.723s, 2034	198,974	199,330	--	--	--	--
Chase Funding Net Interest Margin 144A Ser. 04-OPT1,
Class Note, 4.458s, 2034	25,915	25,734	49,577	49,230	62,132	61,697
CHEC NIM Ltd., 144A
Ser. 04-2, Class N2, 8s, 2034 (Cayman Islands)	--	--	43,310	43,095	41,833	41,626
Ser. 04-2, Class N3, 8s, 2034 (Cayman Islands)	--	--	35,000	32,946	34,000	32,005
Citibank Credit Card Issuance Trust FRB Ser. 01-C1,
Class C1, 6.148s, 2010	110,000	111,409	240,000	243,075	210,000	212,691
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 06-WMC1, Class M10, 8.823s, 2035	--	--	--	--	46,000	41,129
FRB Ser. 05-HE4, Class M11, 7.823s, 2035	41,000	34,092	--	--	--	--
FRB Ser. 05-HE4, Class M12, 7.373s, 2035	49,000	39,156	--	--	--	--
FRN Ser. 04-RES1, Class A2, 5.723s, 2034	28,095	28,130	--	--	--	--
Ser. 03-HE3, Class A, 5.703s, 2033	1,028,540	1,029,504	--	--	--	--
Citigroup Mortgage Loan Trust, Inc. 144A FRN Ser.
03-HE4, Class A, 5.733s, 2033	424,455	425,118	--	--	--	--
CNL Funding Ser. 99-1, Class A2, 7.645s, 2014	122,000	130,810	455,000	487,855	286,000	306,652
Conseco Finance Securitizations Corp.
Ser. 02-2, Class A, IO, 8 1/2s, 2033	146,610	33,259	552,842	125,413	348,199	78,989
Ser. 00-4, Class A6, 8.31s, 2032	--	--	2,239,000	1,884,919	2,250,000	1,894,180
Ser. 00-5, Class A6, 7.96s, 2032	--	--	746,000	628,690	999,000	841,905
Ser. 00-5, Class A4, 7.47s, 2032	31,651	31,703	80,501	80,633	79,432	79,563
Ser. 01-4, Class A4, 7.36s, 2033	507,000	486,098	1,270,000	1,217,643	1,243,000	1,191,756
Ser. 01-1, Class A5, 6.99s, 2032	691,000	622,972	3,389,000	3,055,359	2,767,000	2,494,594
Ser. 01-3, Class A4, 6.91s, 2033	--	--	393,000	367,203	387,000	361,597
Ser. 00-6, Class A4, 6.77s, 2032	4,272	4,273	--	--	--	--
Ser. 02-1, Class A, 6.681s, 2033	279,975	279,733	873,993	873,240	712,527	711,912
Ser. 01-1, Class A4, 6.21s, 2032	108,679	108,739	416,140	416,372	403,329	403,554
Ser. 01-3, Class A3, 5.79s, 2033	--	--	413,526	412,770	314,648	314,073
Ser. 01-1, Class A, IO, 2 1/2s, 2032	819,225	9,625	3,025,892	35,551	1,917,042	22,523
Ser. 01-3, Class A, IO, 2 1/2s, 2033	1,971,053	41,597	6,191,433	130,664	3,853,700	81,329
Ser. 01-4, Class A, IO, 2 1/2s, 2033	895,192	21,810	2,005,916	48,870	1,331,979	32,451
Countryplace Manufactured Hsg. Contract Ser. 05-1,
Class A1, 4.23s, 2035	152,921	151,033	--	--	--	--
Countrywide Alternative Loan Trust
Ser. 04-15, Class 1A1, 4.944s, 2034	29,539	29,290	142,969	141,763	143,757	142,544
Ser. 05-24, Class 1AX, IO, 1.246s, 2035	3,354,993	88,069	4,877,208	128,027	4,673,400	122,677
Ser. 05-24, Class IIAX, IO, 1.201s, 2035	1,483,638	55,636	4,121,568	154,559	3,941,853	147,819
Ser. 06-OA10, Class XBI, IO, zero %, 2046	386,000	20,205	1,763,000	92,282	1,720,000	90,031
Countrywide Asset Backed Certificates FRN
Ser. 04-8, Class 2A2, 5.673s, 2032	316,303	316,529	--	--	--	--
Ser. 04-5, Class 4A3, 5.643s, 2034	138,740	139,106	488,696	489,986	470,474	471,715
Ser. 04-13, Class AV2, 5.583s, 2034	53,842	53,878	189,754	189,881	181,913	182,035
Countrywide Asset Backed Certificates 144A
Ser. 04-6N, Class N1, 6 1/4s, 2035	11,716	11,688	34,295	34,213	31,802	31,726
Ser. 04-BC1N, Class Note, 5 1/2s, 2035	--	--	24,909	24,408	23,649	23,173
Ser. 04-11N, Class N, 5 1/4s, 2036	4,720	4,714	6,773	6,763	6,568	6,558
Ser. 04-14N, 5s, 2036	9,142	9,096	36,020	35,839	35,655	35,475
Countrywide Home Loans
FRB Ser. 05-22, Class 2A1, 5.304s, 2035	411,268	405,035	1,194,176	1,176,077	1,298,975	1,279,287
Ser. 06-0A5, Class X, IO, 1.167s, 2046	971,928	47,685	2,877,187	141,162	3,171,141	155,584
Ser. 05-2, Class 2X, IO, 1.16s, 2035	1,599,044	34,729	4,447,089	96,585	4,247,596	92,253
Ser. 05-9, Class 1X, IO, 0.712s, 2035	1,095,235	26,395	3,882,801	93,575	3,713,634	89,499
Countrywide Home Loans 144A
Ser. 05-R2, Class 2A3, 8s, 2035	167,490	173,824	--	--	313,393	325,243
Ser. 05-R1, Class 1AS, IO, 1.045s, 2035 (SN)	376,047	8,990	2,688,704	64,277	2,681,287	64,100
Ser. 05-R3, Class AS, IO, 0.948s, 2035 (SN)	1,960,353	39,820	1,908,077	38,758	1,971,315	40,042
Ser. 06-R1, Class AS, IO, 0.988s, 2036 (SN)	722,216	17,040	4,672,070	110,231	4,305,377	101,580
Ser. 05-R2, Class 1AS, IO, 0.655s, 2035 (SN)	347,940	9,079	2,252,497	58,776	2,075,753	54,164
Countrywide Partnership Trust 144A Ser. 04-EC1N,
Class N, 5s, 2035	2,020	2,017	5,524	5,515	6,723	6,712
Credit-Based Asset Servicing and Securitization FRN
Ser. 02-CB2, Class A2, 5.873s, 2032	57,802	58,091	--	--	--	--
Crest, Ltd. 144A Ser. 03-2A, Class D2, 6.723s, 2038
(Cayman Islands)	--	--	339,000	327,782	313,000	302,643
CS First Boston Mortgage Securities Corp. 144A Ser.
04-FR1N, Class A, 5s, 2034	65,166	64,514	91,025	90,115	99,300	98,307
DB Master Finance, LLC 144A Ser. 06-1, Class M1,
8.285s, 2031	--	--	204,000	205,041	214,000	215,092
Fieldstone Mortgage Investment Corp.
FRB Ser. 05-1, Class M3, 5.863s, 2035	--	--	143,000	143,284	138,000	138,274
FRN Ser. 04-4, Class 2A, 5.643s, 2035	23,034	23,101	--	--	--	--
Finance America NIM Trust 144A Ser. 04-1, Class A, 5
1/4s, 2034	--	--	18,711	3,929	17,010	3,572
First Chicago Lennar Trust 144A Ser. 97-CHL1, Class D,
7.619s, 2039	--	--	339,479	338,257	324,187	323,020
First Franklin Mortgage Loan Asset Backed Certificates
FRN Ser. 04-FF10, Class A2, 5.723s, 2032	301,838	302,614	--	--	--	--
First Franklin Mortgage Loan NIM Trust 144A
Ser. 04-FF7A, Class A, 5s, 2034 (Cayman Islands)	5,937	5,924	9,847	9,825	9,159	9,138
Ser. 04-FF10, Class N1, 4.45s, 2034 (Cayman Islands)	1,669	1,667	3,043	3,039	2,956	2,952
First Horizon Mortgage Pass-Through Trust Ser. 05-AR2,
Class 1A1, 4.831s, 2035	376,713	371,865	676,211	667,509	647,353	639,022
Ford Credit Auto Owner Trust Ser. 04-A, Class C,
4.19s, 2009	140,000	135,245	240,000	231,848	130,000	125,585
Fremont Home Loan Trust FRN Ser. 04-3, Class A3,
5.723s, 2034	366,000	366,332	--	--	--	--
Fremont NIM Trust 144A
Ser. 04-3, Class B, 7 1/2s, 2034	--	--	44,528	41,300	43,179	40,048
Ser. 04-D, Class N2, 7 1/2s, 2034 (Cayman Islands)	--	--	15,564	15,548	15,564	15,548
Ser. 04-3, Class A, 4 1/2s, 2034	13,320	13,260	44,068	43,866	34,152	33,996
Ser. 04-D, Class N1, 4 1/2s, 2034 (Cayman Islands)	3,319	3,311	9,571	9,547	9,442	9,419
G-Force CDO, Ltd. 144A Ser. 03-1A, Class E, 6.58s,
2038 (Cayman Islands)	142,000	139,515	197,000	193,553	184,000	180,780
GE Capital Credit Card Master Note Trust FRB Ser.
04-2, Class C, 5.679s, 2010	100,000	100,105	403,620	404,044	374,560	374,953
GE Corporate Aircraft Financing, LLC 144A
FRB Ser. 05-1A, Class C, 6.623s, 2019	--	--	269,000	268,997	271,000	270,997

Ser. 04-1A, Class B, 6.173s, 2018	47,707	48,099	52,000	52,428	50,569	50,985
Gears Auto Owner Trust Ser. 05-AA, Class E1, 8.22s,
2012	--	--	443,000	433,791	442,000	432,811
GEBL 144A
Ser. 04-2, Class D, 7.949s, 2032	--	--	154,348	154,348	189,830	189,830
Ser. 04-2, Class C, 6.049s, 2032	--	--	115,317	115,316	189,830	189,828
GMAC Mortgage Corp. Loan Trust Ser. 04-HE5, Class A,
IO, 6s, 2007	1,657,700	64,236	1,026,300	39,769	1,251,800	48,507
Goldentree Loan Opportunities II, Ltd. 144A FRB Ser.
2A, Class 4, 7.93s, 2015 (Cayman Islands)	--	--	105,000	105,131	85,000	85,106
Granite Mortgages PLC
FRN Ser. 03-2, Class 1C, 6.63s, 2043 (United Kingdom)	275,000	280,597	--	--	--	--
FRN Ser. 03-3, Class 1C, 6.53s, 2044 (United Kingdom)	60,000	60,979	230,000	233,752	--	--
FRB Ser. 02-1, Class 1C, 6.38s, 2042 (United Kingdom)	--	--	280,000	281,284	270,000	271,238
FRB Ser. 02-2, Class 1C, 6.33s, 2043 (United Kingdom)	90,000	90,759	230,000	231,940	220,000	221,856
FRB Ser. 04-2, Class 1C, 6.114s, 2044 (United Kingdom)	--	--	63,574	63,624	56,811	56,855
Green Tree Financial Corp.
Ser. 99-5, Class A5, 7.86s, 2030	398,000	343,875	1,647,000	1,423,019	1,130,000	976,328
Ser. 97-2, Class A7, 7.62s, 2028	251,033	257,043	--	--	--	--
Ser. 97-6, Class A9, 7.55s, 2029	84,602	86,072	--	--	157,990	160,736
Ser. 97-4, Class A7, 7.36s, 2029	17,093	17,264	66,817	67,485	143,994	145,434
Ser. 96-2, Class A4, 7.2s, 2027	384,452	388,331	--	--	--	--
Ser. 97-6, Class A8, 7.07s, 2029	66,686	66,576	--	--	75,067	74,943
Ser. 99-4, Class A5, 6.97s, 2031	106,622	107,147	--	--	--	--
Ser. 97-7, Class A8, 6.86s, 2029	12,651	12,731	49,456	49,765	106,579	107,245
Ser. 99-3, Class A6, 6 1/2s, 2031	--	--	235,000	231,917	228,000	225,009
Greenpoint Manufactured Housing
Ser. 00-3, Class IA, 8.45s, 2031	169,516	154,052	804,515	731,126	767,323	697,327
Ser. 99-5, Class A4, 7.59s, 2028	273,193	275,384	598,071	602,869	409,789	413,077
Greenpoint Mortgage Funding Trust Ser. 05-AR1,
Class X1, IO, 1.183s, 2045	957,542	25,136	2,660,077	69,827	2,544,237	66,786
GS Auto Loan Trust 144A Ser. 04-1, Class D, 5s, 2011	--	--	257,594	256,234	252,014	250,684
GSAMP Trust FRB Ser. 05-HE3, Class A1B, 5.583s, 2035	265,620	265,795	--	--	--	--
GSAMP Trust 144A
Ser. 05-NC1, Class N, 5s, 2035	19,808	19,765	52,203	52,088	50,140	50,030
Ser. 04-NIM2, Class N, 4 7/8s, 2034	40,344	40,171	102,663	102,221	101,384	100,948
Ser. 04-NIM1, Class N2, zero %, 2034	--	--	214,402	157,907	198,857	146,458
GSMPS Mortgage Loan Trust
Ser. 05-RP3, Class 1A4, 8 1/2s, 2035	53,995	56,875	--	--	106,489	112,171
Ser. 05-RP3, Class 1A3, 8s, 2035	170,150	177,465	--	--	333,880	348,233
Ser. 05-RP3, Class 1A2, 7 1/2s, 2035	140,515	144,905	--	--	275,410	284,014
GSMPS Mortgage Loan Trust 144A
Ser. 05-RP2, Class 1A3, 8s, 2035	107,218	111,845	292,676	305,308	280,360	292,461
Ser. 05-RP1, Class 1A2, 7 1/2s, 2035	144,566	149,160	--	--	--	--
Ser. 05-RP2, Class 1A2, 7 1/2s, 2035	122,220	126,022	336,769	347,246	321,491	331,493
Ser. 05-RP1, Class 1AS, IO, 1.148s, 2035 (SN)	806,362	18,647	1,807,484	41,798	1,868,435	43,208
Ser. 04-4, Class 1AS, IO, 1.005s, 2034 (SN)	4,012,998	92,801	2,480,641	57,365	12,067,012	279,050
Ser. 06-RP1, Class 1AS, IO, 0.868s, 2036 (SN)	1,048,309	18,182	4,243,703	73,602	5,231,076	90,726
GSR Mortgage Loan Trust
Ser. 05-AR2, Class 2A1, 4.855s, 2035	225,668	220,572	537,265	525,133	564,570	551,822
FRB Ser. 04-12, Class 2A2, 3.554s, 2034	116,684	114,513	290,714	285,303	303,180	297,538
Guggenheim Structured Real Estate Funding, Ltd. 144A
FRB
Ser. 05-2A, Class D, 6.873s, 2030 (Cayman Islands)	--	--	250,000	250,750	250,000	250,750
Ser. 05-1A, Class D, 6.853s, 2030 (Cayman Islands)	--	--	465,000	465,000	446,000	446,000
HASCO NIM Trust 144A Ser. 05-OP1A, Class A, 6 1/4s,
2035	--	--	196,384	189,699	215,652	208,311
High Income Trust Securities 144A FRB Ser. 03-1A,
Class A, 5.66s, 2036 (Cayman Islands)	--	--	664,155	635,463	604,395	578,285
Holmes Financing PLC FRB
Ser. 4, Class 3C, 6.368s, 2040 (United Kingdom)	20,000	20,002	190,000	190,018	180,000	180,017
Ser. 8, Class 2C, 5.788s, 2040 (United Kingdom)	58,000	58,104	164,000	164,295	164,000	164,295
Home Equity Asset Trust FRB
Ser. 04-7, Class A3, 5.713s, 2035	400,879	401,715	--	--	--	--
Ser. 04-8, Class A4, 5.683s, 2035	31,035	31,073	--	--	--	--
Home Equity Asset Trust 144A Ser. 04-4N, Class A, 5s,
2034	14,502	14,321	--	--	27,697	27,351
Hyundai Auto Receivables Trust Ser. 04-A, Class D,
4.1s, 2011	94,000	91,881	90,000	87,971	84,000	82,106
Impac CMB Trust FRN Ser. 04-8, Class 1A, 5.683s, 2034	37,707	37,707	--	--	--	--
LNR CDO, Ltd. 144A FRB Ser. 03-1A, Class EFL, 8.302s,
2036 (Cayman Islands)	105,000	111,423	595,000	631,397	460,000	488,139
Long Beach Asset Holdings Corp. NIM Trust 144A Ser.
05-1, Class N1, 4.115s, 2035	14,504	14,421	37,531	37,315	37,266	37,052
Long Beach Mortgage Loan Trust
Ser. 04-3, Class S1, IO, 4 1/2s, 2006	923,075	20,769	1,280,767	28,817	--	--
Ser. 04-3, Class S2, IO, 4 1/2s, 2006	461,541	10,385	640,388	14,409	--	--
Long Beach Mortgage Loan Trust 144A FRB Ser. 06-WL3,
Class B1, 7.823s, 2036	92,000	75,877	--	--	275,000	226,807
Marriott Vacation Club Owner Trust 144A
Ser. 05-2, Class D, 6.205s, 2027	--	--	39,974	39,293	42,935	42,204
FRB Ser. 02-1A, Class A1, 5.967s, 2024	34,569	34,863	146,490	147,738	144,094	145,321
Ser. 04-2A, Class D, 5.389s, 2026	--	--	27,750	26,388	27,216	25,880
Ser. 04-1A, Class C, 5.265s, 2026	--	--	71,693	69,831	66,572	64,843
Master Asset Backed Securities Trust
FRB Ser. 04-HE1, Class A1, 5.723s, 2034	18,464	18,500	--	--	--	--
FRB Ser. 04-OPT2, Class A2, 5.673s, 2034	109,891	110,001	--	--	--	--
MASTR Adjustable Rate Mortgages Trust
Ser. 04-7, Class 2A1, 4.652s, 2034	78,048	77,834	192,194	191,666	192,682	192,152
Ser. 04-13, Class 3A6, 3.786s, 2034	266,000	251,656	771,000	729,424	838,000	792,811
Ser. 06-OA1, Class X, IO, 1.58s, 2046	1,831,497	92,147	1,565,044	78,741	4,229,580	212,801
Ser. 04-03, Class 4AX, IO, 1.417s, 2034	199,250	4,483	678,910	15,275	653,574	14,705
Ser. 05-2, Class 7AX, IO, 0.168s, 2035	515,081	1,610	1,754,731	5,484	1,689,741	5,280
MASTR Asset Backed Securities NIM Trust 144A
Ser. 04-CI5, Class N2, 9s, 2034 (Cayman Islands)	--	--	67,584	67,584	--	--
Ser. 04-HE1A, Class Note, 5.191s, 2034 (Cayman Islands)	1,593	1,584	5,608	5,577	5,448	5,419
MASTR Reperforming Loan Trust 144A
Ser. 05-1, Class 1A4, 7 1/2s, 2034	137,548	141,202	383,170	393,348	365,626	375,338
Ser. 05-2, Class 1A3, 7 1/2s, 2035	183,548	188,424	--	--	696,582	715,085
MBNA Credit Card Master Note Trust FRB Ser. 03-C5,
Class C5, 6.379s, 2010	170,000	173,173	470,000	478,773	420,000	427,840
Merit Securities Corp. 144A FRB Ser. 11PA, Class 3A1,
5.961s, 2027	351,422	333,851	504,792	479,553	415,427	394,656
Merrill Lynch Mortgage Investors, Inc.
Ser. 03-WM3N, Class N1, 8s, 2034	--	--	1,512	1,491	1,188	1,172
FRB Ser. 02-HE1, Class A2, 5.823s, 2032	7,887	7,902	--	--	--	--
FRB Ser. 04-HE2, Class A1A, 5.723s, 2035	33,612	33,720	--	--	--	--
FRB Ser. 04-WMC5, Class A2A, 5.693s, 2035	15,521	15,566	--	--	--	--
FRB Ser. 05-A9, Class 3A1, 5.296s, 2035	533,876	525,951	1,550,513	1,527,497	1,685,875	1,660,850
Ser. 05-1, Class 1A, 4.755s, 2035	--	--	--	--	93,769	92,674
Ser. 04-WMC3, Class B3, 4.725s, 2035	31,000	29,912	92,000	88,771	85,000	82,017
Merrill Lynch Mortgage Investors, Inc. 144A
Ser. 04-FM1N, Class N1, 5s, 2035 (Cayman Islands)	2,733	2,702	4,289	4,239	3,959	3,913
Ser. 04-HE2N, Class N1, 5s, 2035 (Cayman Islands)	14,777	14,500	24,234	23,780	21,082	20,686
Ser. 05-WM1N, Class N1, 5s, 2035	16,176	15,954	44,934	44,316	42,937	42,346
Ser. 04-OP1N, Class N1, 4 3/4s, 2035 (Cayman Islands)	373	369	575	569	557	552
Ser. 04-WM1N, Class N1, 4 1/2s, 2034	1,715	1,703	3,251	3,228	4,019	3,991
Ser. 04-WM2N, Class N1, 4 1/2s, 2034	5,928	5,882	6,345	6,295	6,216	6,168
Ser. 04-WM3N, Class N1, 4 1/2s, 2035	--	--	13,287	13,071	11,873	11,680
Metris Master Trust FRB Ser. 04-2, Class C, 6.617s,
2010	153,000	153,512	219,000	219,733	213,000	213,713
Mid-State Trust Ser. 11, Class B, 8.221s, 2038	59,065	57,167	227,537	220,222	175,855	170,201
MMCA Automobile Trust Ser. 02-1, Class B, 5.37s, 2010	--	--	249,587	248,638	239,133	238,224
Morgan Stanley ABS Capital I FRB
Ser. 04-HE8, Class A4, 5.703s, 2034	131,239	131,455	--	--	--	--
Ser. 04-WMC3, Class A2PT, 5.613s, 2035	83,779	83,828	214,006	214,129	211,360	211,481
Morgan Stanley Auto Loan Trust 144A
Ser. 04-HB1, Class D, 5 1/2s, 2011	--	--	118,936	118,232	85,026	84,523
Ser. 04-HB2, Class E, 5s, 2012	--	--	99,897	98,025	93,362	91,612
Morgan Stanley Mortgage Loan Trust Ser. 05-5AR,
Class 2A1, 5.412s, 2035	507,882	504,747	895,667	890,139	1,504,836	1,495,548
Navigator CDO, Ltd. 144A FRB Ser. 03-1A, Class A1,
5.66s, 2015 (Cayman Islands)	141,000	141,212	245,000	245,368	232,000	232,348
Navistar Financial Corp. Owner Trust
Ser. 05-A, Class C, 4.84s, 2014	70,510	68,866	165,698	161,834	159,528	155,808
Ser. 04-B, Class C, 3.93s, 2012	15,820	15,281	61,124	59,040	67,596	65,291
New Century Home Equity Loan Trust

FRB Ser. 04-3, Class A3, 5.713s, 2034	18,825	18,861	--	--	--	--
Ser. 03-5, Class AI7, 5.15s, 2033	98,000	92,768	333,000	315,223	292,000	276,411
Newcastle CDO, Ltd. 144A FRB Ser. 3A, Class 4FL,
8.523s, 2038 (Cayman Islands)	--	--	139,000	139,591	109,000	109,463
Nomura Asset Acceptance Corp. Ser. 04-R3, Class PT,
8.595s, 2035	94,132	97,867	124,565	129,509	121,734	126,565
Nomura Asset Acceptance Corp. 144A Ser. 04-R2,
Class PT, 9.087s, 2034	--	--	117,395	122,311	107,956	112,477
Novastar Home Equity Loan FRB
Ser. 04-4, Class A1B, 5.723s, 2035	30,598	30,617	--	--	--	--
Ser. 04-3, Class A3D, 5.683s, 2034	37,574	37,621	--	--	--	--
Oakwood Mortgage Investors, Inc.
Ser. 00-A, Class A3, 7.945s, 2022	93,155	73,436	362,405	285,688	354,592	279,529
Ser. 95-B, Class B1, 7.55s, 2021	--	--	185,000	122,100	267,000	176,220
Ser. 99-A, Class A3, 6.09s, 2029	316,188	289,228	--	--	--	--
Ser. 01-E, Class A, IO, 6s, 2009	198,690	27,803	678,481	94,943	454,955	63,664
Ser. 02-C, Class A1, 5.41s, 2032	362,418	304,177	1,070,634	898,581	990,752	831,536
Ser. 01-D, Class A2, 5.26s, 2019	61,389	40,262	--	--	375,266	246,118
Ser. 02-A, Class A2, 5.01s, 2020	276,154	209,537	--	--	138,077	104,768
Oakwood Mortgage Investors, Inc. 144A Ser. 01-B,
Class A4, 7.21s, 2030	--	--	110,276	95,903	145,953	126,931
Ocean Star PLC 144A FRB
Ser. 04, Class D, 7.464s, 2018 (Ireland)	23,000	23,388	133,000	135,244	123,000	125,076
Ser. 05-A, Class D, 6.664s, 2012 (Ireland)	27,000	26,989	149,000	148,940	150,000	149,940
Option One Mortgage Loan Trust FRB
Ser. 05-4, Class M11, 7.823s, 2035	--	--	46,000	40,390	51,000	44,780
Ser. 04-3, Class A3, 5.623s, 2034	20,653	20,666	--	--	--	--
Option One Mortgage Securities Corp. NIM Trust 144A
Ser. 04-2A, Class N2, 6.414s, 2034 (Cayman Islands)	7,395	7,389	--	--	--	--
Origen Manufactured Housing
Ser. 04-B, Class A3, 4 3/4s, 2021	56,000	52,675	--	--	--	--
Ser. 04-B, Class A2, 3.79s, 2017	144,000	139,995	92,000	89,441	85,000	82,636
Park Place Securities, Inc. FRB
Ser. 04-MCW1, Class A2, 5.703s, 2034	283,082	283,436	--	--	--	--
Ser. 04-WCW1, Class A2, 5.703s, 2034	212,474	212,624	752,494	753,026	721,990	722,501
Ser. 04-WHQ2, Class A3A, 5.673s, 2035	26,158	26,180	211,244	211,424	204,903	205,077
Park Place Securities, Inc. 144A FRB
Ser. 04-MHQ1, Class M10, 7.823s, 2034	--	--	88,000	80,437	97,000	88,664
Ser. 05-WCW2, Class M11, 7.823s, 2035	80,000	61,600	88,000	67,760	236,000	181,720
People's Choice Net Interest Margin Note 144A Ser.
04-2, Class B, 5s, 2034	--	--	70,000	68,976	70,000	68,976
Permanent Financing PLC FRB
Ser. 3, Class 3C, 6.45s, 2042 (United Kingdom)	110,000	111,317	280,000	283,351	270,000	273,232
Ser. 4, Class 3C, 6.1s, 2042 (United Kingdom)	177,000	178,913	500,000	505,403	503,000	508,435
Ser. 5, Class 2C, 5.95s, 2042 (United Kingdom)	169,000	169,592	445,000	446,558	405,000	406,418
Pillar Funding PLC 144A FRB
Ser. 04-1A, Class C1, 6.329s, 2011 (United Kingdom)	134,000	135,631	474,000	479,768	422,000	427,135
Ser. 04-2A, Class C, 5.79s, 2011 (United Kingdom)	--	--	183,000	184,489	169,000	170,375
Popular ABS Mortgage Pass-Through Trust FRB Ser. 04-4,
Class AV1, 5.663s, 2034	19,155	19,203	--	--	--	--
Providian Gateway Master Trust 144A
FRB Ser. 04-AA, Class D, 7.049s, 2011	100,000	101,116	266,000	268,969	265,000	267,957
FRB Ser. 04-BA, Class D, 6.599s, 2010	--	--	420,000	420,158	420,000	420,158
FRB Ser. 04-EA, Class D, 6.129s, 2011	217,000	219,100	125,000	126,209	116,000	117,122
Ser. 04-DA, Class D, 4.4s, 2011	--	--	201,000	195,441	186,000	180,856
Renaissance Home Equity Loan Trust FRB Ser. 04-3,
Class AV1, 5.743s, 2034	407,910	409,174	--	--	--	--
Renaissance NIM Trust 144A Ser. 05-1, Class N, 4.7s,
2035	6,493	6,493	27,922	27,922	26,753	26,753
Residential Accredit Loans, Inc. Ser. 04-QA5,
Class A2, 4.967s, 2034	66,279	65,781	124,510	123,575	117,409	116,527
Residential Asset Mortgage Products, Inc.
Ser. 02-SL1, Class AI3, 7s, 2032	142,070	141,350	463,178	460,828	291,389	289,911
FRB Ser. 06-RZ2, Class A2, 5.493s, 2036	289,000	289,000	--	--	--	--
Residential Asset Securities Corp. FRB
Ser. 04-KS10, Class A, 5.643s, 2029	65,842	65,934	--	--	--	--
Ser. 06-EMX3, Class A2, 5.503s, 2036	1,216,000	1,216,000	--	--	--	--
Residential Asset Securities Corp. 144A
FRB Ser. 05-KS10, Class B, 8.073s, 2035	43,000	37,964	229,000	202,180	251,000	221,603
Ser. 04-N10B, Class A1, 5s, 2034	21,788	21,692	43,675	43,484	42,282	42,097
Ser. 04-NT, Class Note, 5s, 2034	26,880	25,804	39,065	37,502	42,111	40,426
Ser. 04-NT12, Class Note, 4.7s, 2035	--	--	13,890	13,845	14,672	14,625
Residential Funding Mortgage Ser. 04-S5, Class 2A1, 4
1/2s, 2019	380,631	356,758	1,345,721	1,261,317	1,494,731	1,400,981
Saco I Trust FRB Ser. 05-10, Class 1A1, 5.583s, 2033	206,841	206,873	493,428	493,505	543,269	543,354
SAIL Net Interest Margin Notes 144A
Ser. 03-3, Class A, 7 3/4s, 2033 (Cayman Islands)	2,566	1,742	3,381	2,295	7,825	5,312
Ser. 03-BC2A, Class A, 7 3/4s, 2033 (Cayman Islands)	18,358	3,855	4,166	875	--	--
Ser. 04-4A, Class B, 7 1/2s, 2034 (Cayman Islands)	--	--	52,200	11,484	--	--
Ser. 03-5, Class A, 7.35s, 2033 (Cayman Islands)	11,450	8,166	1,886	1,345	1,082	771
Ser. 03-6A, Class A, 7s, 2033 (Cayman Islands)	--	--	3,582	2,176	2,792	1,696
Ser. 03-8A, Class A, 7s, 2033 (Cayman Islands)	--	--	13,439	2,150	10,582	1,693
Ser. 03-9A, Class A, 7s, 2033 (Cayman Islands)	--	--	17,446	2,093	11,245	1,349
Ser. 04-8A, Class A, 5s, 2034 (Cayman Islands)	2,488	2,485	5,122	5,116	4,762	4,756
Ser. 04-10A, Class A, 5s, 2034 (Cayman Islands)	15,968	15,908	78,256	77,958	99,829	99,449
Ser. 04-BN2A, Class A, 5s, 2034 (Cayman Islands)	5,099	5,079	13,053	13,001	12,849	12,798
Ser. 04-11A, Class A2, 4 3/4s, 2035 (Cayman Islands)	41,296	40,991	106,618	105,829	105,518	104,738
Ser. 05-2A, Class A, 4 3/4s, 2035 (Cayman Islands)	33,725	33,472	114,205	113,348	92,360	91,668
Ser. 04-AA, Class A, 4 1/2s, 2034 (Cayman Islands)	11,794	11,760	30,189	30,102	29,639	29,553
Ser. 05-1A, Class A, 4 1/4s, 2035 (Cayman Islands)	42,801	42,421	118,952	117,894	114,315	113,298
Sasco Net Interest Margin Trust 144A
Ser. 05-NC1A, Class A, 4 3/4s, 2035 (Cayman Islands)	53,167	52,780	147,342	146,270	140,748	139,724
Ser. 05-WF1A, Class A, 4 3/4s, 2035	43,493	43,189	222,491	220,935	114,364	113,565
Saxon Asset Securities Trust FRB Ser. 04-3, Class A,
5.663s, 2034	170,891	171,105	--	--	--	--
Sequoia Mortgage Funding Co. 144A Ser. 04-A,
Class AX1, IO, 0.8s, 2008	4,701,496	21,679	--	--	--	--
Sharps SP I, LLC Net Interest Margin Trust 144A
Ser. 04-HS1N, Class Note, 5.92s, 2034 (Cayman Islands)	7,133	7,133	13,526	13,526	12,998	12,998
Ser. 04-HE2N, Class NA, 5.43s, 2034 (Cayman Islands)	3,216	3,169	5,919	5,830	5,469	5,387
Ser. 04-HE1N, Class Note, 4.94s, 2034 (Cayman Islands)	30,813	10,785	31,794	11,128	31,794	11,128
Ser. 04-RM2N, Class NA, 4s, 2035 (Cayman Islands)	12,133	12,012	33,641	33,305	32,262	31,940
Ser. 04-HE4N, Class NA, 3 3/4s, 2034 (Cayman Islands)	22,940	22,711	63,816	63,178	61,313	60,700
Soundview Home Equity Loan Trust 144A FRB Ser.
05-CTX1, Class B1, 7.823s, 2035	58,000	50,649	--	--	134,000	117,016
Specialty Underwriting & Residential Finance Ser.
04-BC1, Class X, IO, 2s, 2035	1,103,896	3,196	--	--	--	--
Structured Adjustable Rate Mortgage Loan Trust
FRB Ser. 05-18, Class 6A1, 5.318s, 2035	273,488	269,663	672,798	663,389	711,244	701,297
Ser. 04-12, Class 1A2, 4.965s, 2034	144,239	144,076	335,245	334,865	336,721	336,340
Ser. 04-10, Class 1A1, 4.906s, 2034	103,081	102,759	281,128	280,252	252,522	251,735
Ser. 04-8, Class 1A3, 4.675s, 2034	45,272	45,138	22,382	22,316	41,203	41,081
Ser. 04-6, Class 1A, 4.381s, 2034	353,169	352,048	1,245,384	1,241,431	1,115,269	1,111,729
Ser. 05-9, Class AX, IO, 0.937s, 2035	3,121,112	48,689	8,489,663	132,439	8,117,922	126,640
Ser. 04-19, Class 2A1X, IO, 0.549s, 2035	1,196,498	13,401	--	--	--	--
Structured Adjustable Rate Mortgage Loan Trust 144A
Ser. 04-NP2, Class A, 5.673s, 2034	93,203	93,212	360,508	360,544	372,810	372,848
Structured Asset Investment Loan Trust FRB Ser. 04-9,
Class A4, 5.623s, 2034	370,529	370,816	--	--	--	--
Structured Asset Investment Loan Trust 144A FRB
Ser. 05-HE3, Class M11, 7.823s, 2035	--	--	--	--	225,000	182,368
Ser. 06-BNC1, Class B1, 7.823s, 2036	--	--	233,000	211,143	255,000	231,080
Ser. 06-BNC2, Class B1, 7.823s, 2036	--	--	117,000	104,143	24,000	21,363
Structured Asset Receivables Trust 144A FRB Ser. 05-1,
5.575s, 2015	--	--	1,164,159	1,163,796	1,121,520	1,121,170
Structured Asset Securities Corp.
Ser. 03-NP3, Class A1, 5.818s, 2033	110	110	30	30	28	28
IFB Ser. 05-10, Class 3A3, 5.163s, 2034	194,296	164,554	676,185	572,679	647,940	548,756
Ser. 03-40A, Class 1A, 5.06s, 2034	45,098	45,349	144,314	145,116	108,235	108,837
Ser. 04-8, Class 1A1, 4.675s, 2034	96,648	96,362	233,990	233,298	203,470	202,868
IFB Ser. 05-6, Class 5A8, 3.255s, 2035	165,970	125,737	908,684	688,408	908,684	688,408
Structured Asset Securities Corp. 144A
Ser. 05-RF6, Class AIO, IO, 1.232s, 2043 (SN)	--	--	1,810,346	40,733	1,888,898	42,500
Ser. 05-RF4, Class AIO, IO, 1.163s, 2035 (SN)	--	--	2,076,228	43,795	2,198,712	46,379
Terwin Mortgage Trust FRB Ser. 04-5HE, Class A1B,
5.743s, 2035	42,794	42,826	178,393	178,527	169,628	169,756
TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s,

2038 (Cayman Islands)			--	--	349,000	346,718	299,000	297,045
TIAA Real Estate CDO, Ltd. 144A
FRB Ser. 02-1A, Class III, 7.6s, 2037 (Cayman Islands)			100,000	105,008	384,000	403,232	278,000	291,923
Ser. 02-1A, Class IIFX, 6.77s, 2037 (Cayman Islands)			200,000	204,374	--	--	--	--
Wells Fargo Home Equity Trust 144A Ser. 04-2,
Class N2, 8s, 2034 (Cayman Islands)			12,879	12,881	94,793	94,805	88,096	88,107
Wells Fargo Mortgage Backed Securities Trust
Ser. 06-AR10, Class 3A1, 5.099s, 2036			400,000	394,000	925,000	911,125	929,000	915,065
Ser. 05-AR16, Class 2A1, 4.946s, 2035			--	--	--	--	122,087	120,218
FRB Ser. 05-AR2, Class 2A1, 4.548s, 2035			148,479	143,772	373,645	361,800	391,593	379,179
FRB Ser. 04-R, Class 2A1, 4.353s, 2034			151,547	147,031	381,313	369,950	400,169	388,244
Ser. 05-AR9, Class 1A2, 4.352s, 2035			495,480	481,324	--	--	180,660	175,498
Ser. 05-AR12, Class 2A5, 4.319s, 2035			1,425,000	1,369,731	4,555,000	4,378,333	4,382,000	4,212,042
Ser. 05-AR10, Class 2A18, IO, 0.61s, 2035			--	--	9,846,000	132,311	9,480,000	127,392
WFS Financial Owner Trust
Ser. 05-1, Class D, 4 1/4s, 2012			62,607	61,525	--	--	51,558	50,668
Ser. 04-3, Class D, 4.07s, 2012			26,530	26,093	107,086	105,321	97,438	95,833
Ser. 04-4, Class D, 3.58s, 2012			58,051	56,765	46,441	45,412	44,858	43,864
Ser. 04-1, Class D, 3.17s, 2011			16,863	16,628	43,974	43,364	42,651	42,060
Whinstone Capital Management, Ltd. 144A FRB Ser. 1A,
Class B3, 6s, 2044 (United Kingdom)			--	--	374,000	373,907	375,000	374,906
Whole Auto Loan Trust Ser. 03-1, Class C, 3.13s, 2010			1,121	1,119	17,138	17,109	14,576	14,551
Whole Auto Loan Trust 144A Ser. 04-1, Class D, 5.6s,
2011			36,916	36,613	105,533	104,664	170,537	169,134

Total asset-backed securities (cost $32,616,188, $74,109,607				$31,992,534		$71,870,776		$72,522,545
and $74,708,017)

U.S. GOVERNMENT AND AGENCY MORTGAGE			Growth 1.2%		Balanced 5.4%		Conservative 12.1%
OBLIGATIONS(a)

			Principal amount	Value	Principal amount	Value	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations				--%		--%		--%
Government National Mortgage Association Pass-Through
Certificates
7s, with due dates from August 15, 2029 to
September 15, 2029			$--	$--	$--	$--	$2,577	$2,669
				--		--		2,669

U.S. Government Agency Mortgage Obligations				1.2%		5.4%		12.1%
Federal Home Loan Mortgage Corporation Pass-Through
Certificates
5 1/2s, June 1, 2035			84,887	81,840	424,437	409,200	424,437	409,200
5 1/2s, with due dates from August 1, 2012 to
April 1, 2020			744,789	730,570	469,932	461,807	604,661	594,254
Federal National Mortgage Association Pass-Through
Certificates
7s, with due dates from October 1, 2029 to
January 1, 2036			1,483,504	1,520,687	2,745,251	2,814,488	5,413,403	5,540,067
7s, with due dates from December 1, 2015 to
March 1, 2018			28,457	29,005	--	--	605,725	619,055
6 1/2s, with due dates from October 1, 2033 to
November 1, 2034			350,970	353,438	1,080,875	1,088,791	1,008,788	1,015,881
6s, with due dates from August 1, 2032 to June 1, 2036			532,477	524,120	3,305,122	3,253,251	3,174,744	3,125,174
6s, TBA, July 1, 2036			800,000	787,188	2,800,000	2,755,156	1,000,000	983,984
5 1/2s, with due dates from October 1, 2033 to
May 1, 2036			595,765	573,060	1,956,829	1,878,938	3,357,607	3,224,000
5 1/2s, with due dates from September 1, 2013 to
February 1, 2021			855,329	839,525	4,156,230	4,082,625	2,175,888	2,137,247
5 1/2s, TBA, July 1, 2036			7,950,000	7,632,621	61,900,000	59,428,834	73,700,000	70,757,756
5s, with due dates from May 1, 2034 to May 1, 2036			2,536,456	2,374,310	12,016,882	11,239,857	13,016,814	12,167,670
5s, with due dates from November 1, 2019 to
December 1, 2020			9,907	9,561	284,400	274,481	27,627	26,661
5s, TBA, July 1, 2021			2,000,000	1,925,781	13,100,000	12,613,867	7,800,000	7,510,547
4 1/2s, with due dates from November 1, 2020 to
November 1, 2035			1,829,931	1,693,703	1,041,532	947,623	1,068,217	972,898
4 1/2s, April 1, 2020			249,107	235,941	--	--	--	--
				19,311,350		101,248,918		109,084,394

Total U.S. government and agency mortgage obligations
(cost $19,598,197, $102,465,614 and $110,482,826)				$19,311,350		$101,248,918		$109,087,063

U.S. TREASURY OBLIGATIONS(a)			Growth 0.1%		Balanced 0.2%		Conservative 0.3%

			Principal amount	Value	Principal amount	Value	Principal amount	Value

U.S. Treasury Notes
4 1/4s, August 15, 2014			$200,000	$188,375	$3,400,000	$3,202,375	$2,500,000	$2,354,688
4 1/4s, November 15, 2013			20,000	18,931	100,000	94,656	--	--
3 1/2s, November 15, 2009			1,700,000	1,615,930	--	--	--	--

Total U.S. treasury obligations (cost $1,895,475, $3,519,627				$1,823,236		$3,297,031		$2,354,688
and $2,514,070)

UNITS(a)			Growth 0.1%		Balanced --%		Conservative --%

			Units	Value	Units	Value	Units	Value

Cendant Corp. units 4.89s, 2006			--	$--	2,300	$114,786	2,200	$109,795
Controladora Comercial Mexicana SA de CV units (Mexico)			619,100	1,054,558	--	--	--	--

				$1,054,558		$114,786		$109,795
Total units (cost $1,135,907, $215,432 and $206,066)

PURCHASED OPTIONS OUTSTANDING(a)			Growth --%		Balanced --%		Conservative 0.1%

	Expiration date/strike		Contract amount	Value	Contract amount	Value	Contract amount	Value
	price
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.28%
versus the three month USD-LIBOR-BBA maturing on
March 8, 2017.	Mar 07 / $5.28		$5,150,000	$208,100	$18,126,000	$732,430	$17,583,000	$710,489
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.28% versus the three month USD-LIBOR-BBA maturing
on March 8, 2017.	Mar 07 / $5.28		5,150,000	32,853	18,126,000	115,629	17,583,000	112,165

Total purchased options outstanding (cost $252,608,				$240,953		$848,059		$822,654
$889,080 and $862,446)

WARRANTS(a)(NON)			Growth --%		Balanced --%		Conservative --%

	Expiration date	Strike price	Warrants	Value	Warrants	Value	Warrants	Value

Dayton Superior Corp. 144A	6/15/09	$ 0.01	630	$6	--	$--	330	$3
Raytheon Co.	6/16/11	37.50	5,843	73,914	5,662	71,624	1,062	13,434
Ubiquitel, Inc. 144A	4/15/10	22.74	--	--	--	--	590	6

				$73,920		$71,624		$13,443
Total warrants (cost $11,877, $-- and $34,031)

MUNICIPAL BONDS AND NOTES(a)			Growth --%		Balanced --%		Conservative --%

	Rating (RAT)		Principal amount	Value	Principal amount	Value	Principal amount	Value

MI Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A,
7.309s, 6/1/34	Baa3		$--	$--	$220,000	$220,066	$230,000	$230,069
NJ State Tpk. Auth. Rev. Bonds, Ser. B
AMBAC, 4.252s, 1/1/16	Aaa		--	--	240,000	218,498	190,000	172,978
AMBAC, U.S. Govt. Coll., 4.252s, 1/1/16 (Prerefunded)	Aaa		--	--	15,000	13,479	10,000	8,986

Total municipal bonds and notes (cost $--, $474,954 and				$--		$452,043		$412,033
$429,975)

			Growth --%		Balanced --%		Conservative --%
EQUITY VALUE CERTIFICATES(a) (cost $40,008, $--and $--)

	Maturity date		Certificates	Value	Certificates	Value	Certificates	Value

ONO Finance PLC 144A (United Kingdom)	3/16/11		290	$3	--	$--	--	$--

SHORT-TERM INVESTMENTS(a)	Growth 11.1%		Balanced 17.0%		Conservative 27.8%
	Principal		Principal		Principal
	amount/shares	Value	amount/shares	Value	amount/shares	Value

Amstel Funding Corp. for an effective yield of 4.72%,
August 2, 2006	$4,000,000	$3,983,218	$5,000,000	$4,979,022	$2,000,000	$1,991,609
Atlantic Asset Securitization Corp. for an effective
yield of 5.28%, July 20, 2006	800,000	797,765	--	--	--	--
Calyon for an effective yield of 5.08%,
February 26, 2007 (France)	2,050,000	2,048,879	2,550,000	2,548,605	1,300,000	1,299,289
Falcon Asset Securitization Corp. for an effective
yield of 5.12%, July 12, 2006	15,600,000	15,575,595	--	--	--	--
HBOS Treasury Services PLC for an effective yield
of 5.26%, April 5, 2007 (United Kingdom)	4,000,000	4,000,146	--	--	3,500,000	3,500,129
Jupiter Securitization Corp. for an effective yield
of 5.22%, July 13, 2006	--	--	--	--	2,629,000	2,624,426
Park Avenue Receivables Corp. for an effective yield
of 5.18%, July 17, 2006	2,000,000	1,995,396	--	--	--	--
Wells Fargo Bank N.A. for an effective yield of 5.20%,
July 3, 2006	--	--	--	--	8,000,000	8,000,000
Yorktown Capital, LLC for an effective yield of 5.28%,
July 7, 2006	--	--	11,554,000	11,543,833	--	--
Short-term investments held as collateral for loaned
securities with yields ranging from 4.55% to 5.44% and
due dates ranging from July 3, 2006 to August 14, 2006
(d)	59,574,115	59,470,874	73,913,460	73,781,808	8,360,034	8,344,263
Putnam Prime Money Market Fund (e)	99,109,236	99,109,236	225,909,840	225,909,840	225,474,566	225,474,566

Total short-term investments (cost $186,981,109,
$318,763,108 and $251,234,282)		$186,981,109		$318,763,108		$251,234,282

TOTAL INVESTMENTS

Total investments (cost $1,587,826,562, $1,870,547,211 and		$1,739,386,155		$2,000,948,815		$983,574,227
$949,383,772) (b)

FORWARD CURRENCY CONTRACTS TO BUY at 6/30/06 (aggregate face value $199,003,077) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$39,713,244	$39,812,416	7/19/06	$(99,172)
British Pound	37,350,111	37,473,158	9/20/06	(123,047)
Canadian Dollar	53,511,416	53,389,364	7/19/06	122,052
Danish Krone	819,338	829,932	9/20/06	(10,594)
Euro	28,611,360	28,169,547	9/20/06	441,813
Hong Kong Dollar	2,745,706	2,751,599	8/16/06	(5,893)
Japanese Yen	7,001,677	7,142,237	8/16/06	(140,560)
Norwegian Krone	20,926,794	21,369,178	9/20/06	(442,384)
South Korean Won	7,910,675	8,065,646	8/16/06	(154,971)

Total				$(412,756)

FORWARD CURRENCY CONTRACTS TO SELL at 6/30/06 (aggregate face value $346,116,417) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$53,489,539	$54,144,564	7/19/06	$655,025
British Pound	41,887,676	42,018,885	9/20/06	131,209
Canadian Dollar	21,466,380	21,075,596	7/19/06	(390,784)
Euro	62,684,124	62,986,232	9/20/06	302,108
Japanese Yen	81,192,856	81,261,141	8/16/06	68,285
New Zealand Dollar	4,333,157	4,521,331	7/19/06	188,174
Norwegian Krone	12,095,508	12,337,512	9/20/06	242,004
Singapore Dollar	3,159,151	3,193,017	8/16/06	33,866
Swedish Krona	28,317,129	28,172,986	9/20/06	(144,143)
Swiss Franc	36,475,386	36,405,153	9/20/06	(70,233)

Total				$1,015,511

FUTURES CONTRACTS OUTSTANDING at 6/30/06 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Canadian Government Bond 10 yr (Long)	11	$1,091,590	Sep-06	$(18,744)
Dow Jones Euro Stoxx 50 Index (Short)	135	6,320,517	Sep-06	(419,840)
Euro 90 day (Long)	52	12,274,600	Sep-06	(84,094)
Euro 90 day (Short)	141	33,283,050	Sep-06	(664)
Euro 90 day (Short)	9	2,124,900	Mar-07	5,263
Euro-Bobl 5 yr (Long)	30	4,184,914	Sep-06	(12,370)
Euro-Bund 10 yr (Long)	99	14,596,218	Sep-06	(64,875)
Euro-Bund 10 yr (Short)	113	16,660,330	Sep-06	94,716
FTSE 100 Index (Short)	142	15,296,489	Sep-06	(781,700)
Hang Seng Index (Long)	208	21,849,280	Jul-06	578,837
Japanese Government Bond 10 yr (Long)	11	12,669,729	Sep-06	10,631
Japanese Government Bond 10 yr (Short)	10	11,517,935	Sep-06	(6,163)
OMXS30 Index (Long)	747	9,932,131	Jul-06	343,864
Russell 2000 Index Mini (Long)	157	11,484,550	Sep-06	378,036
Russell 2000 Index Mini (Short)	1,445	105,701,750	Sep-06	(1,032,582)
S&P 500 Index (Long)	77	24,628,450	Sep-06	218,275
S&P 500 Index E-Mini (Long)	2,845	182,008,875	Sep-06	763,574
S&P 500 Index E-Mini (Short)	112	7,165,200	Sep-06	(73,304)
S&P ASX 200 Index (Short)	173	16,317,858	Sep-06	(617,313)
S&P MidCap 400 Index E-Mini (Long)	262	20,215,920	Sep-06	169,278
Tokyo Price Index (Short)	35	4,867,236	Sep-06	32,014
U.K. Gilt 10 yr (Long)	95	19,131,938	Sep-06	(223,420)
U.S. Treasury Bond 20 yr (Long)	73	7,785,906	Sep-06	2,456
U.S. Treasury Bond 20 yr (Short)	66	7,039,313	Sep-06	2,768
U.S. Treasury Note 2 yr (Short)	87	17,641,969	Sep-06	62,790
U.S. Treasury Note 5 yr (Long)	454	46,946,438	Sep-06	(234,945)
U.S. Treasury Note 5 yr (Short)	240	24,817,500	Sep-06	140,363
U.S. Treasury Note 10 yr (Long)	750	78,644,533	Sep-06	(376,674)
U.S. Treasury Note 10 yr (Short)	40	4,194,375	Sep-06	17,737

Total				$(1,126,086)

WRITTEN OPTIONS OUTSTANDING at 6/30/06 (premiums received $477,768) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to
pay a fixed rate of 4.55% versus the three month LIBOR maturing on July 5, 2017.	$3,430,000	Jul 07 / $4.55	$6,414
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to
receive a fixed rate of 4.55% versus the three month LIBOR maturing on July 5, 2017.	3,430,000	Jul 07 / $4.55	301,959
Option on an interest rate swap with Lehman Brothers International for the obligation to pay a fixed rate of 5.225% semi-annually versus the three month USD-LIBOR-BBA
maturing March 5, 2018.	2,032,000	Mar 08 / $5.225	29,371
Option on an interest rate swap with Lehman Brothers International for the obligation to receive a fixed rate of 5.225% semi-annually versus the three month USD-LIBOR-BBA
maturing March 5, 2018.	2,032,000	Mar 08 / $5.225	106,798
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed
rate of 5.7% versus the three month USD-LIBOR-BBA maturing on May 14, 2018.	1,078,000	May 08 / $5.70	37,461
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a fixed rate
of 5.7% versus the three month USD-LIBOR-BBA maturing on May 14, 2018.	1,078,000	May 08 / $5.70	30,917

Total			$512,920

TBA SALE COMMITMENTS OUTSTANDING at 6/30/06 (proceeds receivable $785,188) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

FNMA, 5 1/2s, July 1, 2021	$800,000	7/18/06	$785,000

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/06 (Unaudited)
		Payments	Payments	Unrealized
Swap counterparty /	Termination	made by	received by	appreciation/
Notional amount	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
$5,500,000	9/1/15	3 month USD-LIBOR-BBA	4.53%	$(402,099)
80,000	5/31/16	5.58909%	3 month USD-LIBOR-BBA	796
4,800,000	10/21/15	4.943%	3 month USD-LIBOR-BBA	268,402
130,000	6/24/15	4.39%	3 month USD-LIBOR-BBA	12,017
110,000	6/23/15	4.45%	3 month USD-LIBOR-BBA	9,711
260,000	6/23/15	4.466%	3 month USD-LIBOR-BBA	22,664
740,000	6/17/15	4.555%	3 month USD-LIBOR-BBA	59,807
2,500,000	4/6/10	4.6375%	3 month USD-LIBOR-BBA	85,637
1,000,000	3/30/09	3.075%	3 month USD-LIBOR-BBA	56,347
Citibank, N.A.
230,000	4/7/14	5.377%	3 month USD-LIBOR-BBA	4,376
Credit Suisse First Boston International
13,580,000	10/7/14	3 month USD-LIBOR-BBA	4.624%	(973,668)
687,400	7/9/14	4.945%	3 month USD-LIBOR-BBA	24,708
588,600	7/9/06	3 month USD-LIBOR-BBA	2.931%	1,168
Credit Suisse International
269,000	3/21/16	3 month USD-LIBOR-BBA	5.20497%	(6,972)
Deutsche Bank AG
283,084	8/2/22	3 month USD-LIBOR-BBA	5.7756%	3,718
317,679	8/2/32	5.86%	3 month USD-LIBOR-BBA	(7,006)
Goldman Sachs Capital Markets, L.P.
285,000	5/3/16	5.565%	3 month USD-LIBOR-BBA	3,270
690,000	4/7/14	5.33842%	3 month USD-LIBOR-BBA	14,912
283,084	8/12/22	3 month USD-LIBOR-BBA	5.601%	(1,702)
317,679	8/12/32	5.689%	3 month USD-LIBOR-BBA	561
570,000	8/1/22	3 month USD-LIBOR-BBA	5.845%	11,858
639,659	8/1/32	5.919%	3 month USD-LIBOR-BBA	(19,408)
2,448,129	8/15/10	3 month USD-LIBOR-BBA	5.405%	(13,512)
JPMorgan Chase Bank, N.A.
4,400,000	10/21/15	4.916%	3 month USD-LIBOR-BBA	254,758
13,000,000	9/2/15	3 month USD-LIBOR-BBA	4.4505%	(1,026,717)
17,000,000	8/25/10	4.4725%	3 month USD-LIBOR-BBA	547,391
466,000	8/2/15	4.6757%	3 month USD-LIBOR-BBA	(29,086)
2,210,000	6/29/15	3 month USD-LIBOR-BBA	4.296%	(218,606)
160,000	6/24/15	3 month USD-LIBOR-BBA	4.387%	15,013
640,000	6/16/15	4.538%	3 month USD-LIBOR-BBA	52,425
7,000,000	1/17/16	4.946%	3 month USD-LIBOR-BBA	312,321
Lehman Brothers Special Financing, Inc.
5,100,000	10/11/10	4.687%	3 month USD-LIBOR-BBA	186,700
7,000,000	3/9/15	4.7025%	3 month USD-LIBOR-BBA	397,377
8,000,000	3/9/07	3.9425%	3 month USD-LIBOR-BBA	16,901

157,000	1/26/14	4.379%	3 month USD-LIBOR-BBA	11,079
306,000	1/26/14	4.375%	3 month USD-LIBOR-BBA	21,673
298,000	1/23/14	4.419%	3 month USD-LIBOR-BBA	20,369
298,000	1/23/14	4.408%	3 month USD-LIBOR-BBA	20,401
100,000	4/10/15	5.41053%	3 month USD-LIBOR-BBA	1,998
104,000	12/16/13	4.579%	3 month USD-LIBOR-BBA	6,982
260,000	12/15/13	4.710%	3 month USD-LIBOR-BBA	15,394
2,517,000	12/11/13	3 month USD-LIBOR-BBA	4.641%	(159,345)
1,202,000	3/21/14	5.17596%	3 month USD-LIBOR-BBA	22,837
10,016,000	12/19/15	5.0265%	3 month USD-LIBOR-BBA	505,338
2,611,000	12/8/10	4.9425%	3 month USD-LIBOR-BBA	70,547
283,084	8/2/22	3 month USD-LIBOR-BBA	5.7756%	3,718
275,120	8/2/12	5.152%	3 month USD-LIBOR-BBA	3,738
2,227,000	1/15/10	3.1001%	3 month USD-LIBOR-BBA	170,088
Merrill Lynch Capital Services, Inc.
275,120	8/13/12	4.94%	3 month USD-LIBOR-BBA	7,001
283,084	8/12/22	3 month USD-LIBOR-BBA	5.601%	(1,702)
570,000	8/1/22	3 month USD-LIBOR-BBA	5.845%	11,858
553,964	8/1/12	5.204%	3 month USD-LIBOR-BBA	5,860
7,200,000	3/2/11	5.815%	3 month USD-LIBOR-BBA	(160,504)

Total				$241,392

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/06 (Unaudited)
		Fixed payments	Total return	Unrealized
Swap counterparty /	Termination	received (paid) by	received by	appreciation/
Notional amount	date	fund per annum	or paid by fund	(depreciation)

Bank of America, N.A.
$1,287,417	1/19/07	-	S&P 500 Index 6 month	$7,887
			forward variance

Citibank, N.A.
950,000	11/1/06	(7.5 bp plus beginning of period	Lehman Brothers AAA 8.5+	34
		nominal spread of Lehman Brothers	CMBS Index adjusted by
		AAA 8.5+ Commercial Mortgage	modified duration factor
		Backed Securities Index)

43,921,409	1/17/07	3 month USD-LIBOR-BBA minus 85	Russell Total Return 2000	1,458,283
		bp	Index

Deutsche Bank AG London
1,227,516	12/15/06	-	S&P 500 Index 6 month	(127,495)
			forward variance

1,275,910	12/15/06	-	S&P 500 Index 6 month	(217,712)
			forward variance

950,000	11/1/06	(5 bp plus nominal spread of Lehman	Lehman Brothers AAA 8.5+	--
		Brothers AAA 8.5+ Commercial	CMBS Index adjusted by
		Mortgage Backed Securities Index)	modified duration factor

Goldman Sachs International
890,000	11/1/06	(5 bp plus change in spread on the	Lehman Brothers AAA 8.5+	95
		Lehman Brothers AAA 8.5+	CMBS Index adjusted by
		Commercial Mortgage Backed	modified duration factor
		Securities Index multiplied by the
		modified duration factor)

4,550,000	12/1/06	(5 bp plus change in spread on the	Lehman Brothers Aaa 8.5+	1,798
		Lehman Brothers Aaa 8.5+	CMBS Index adjusted by
		Commercial Mortgage Backed	modified duration factor
		Securities Index multiplied by the
		modified duration factor)

JPMorgan Chase Bank, N.A.
77,635,119	9/20/06	(Russell 2000 Total Return Index)	3 month USD-LIBOR-BBA	(2,567,254)

7,196,143	11/5/06	3 month USD-LIBOR-BBA minus 30	Standard & Poor's 500	(63,318)
		bp	Consumer Services Index

3,114,133	11/5/06	(3 month USD-LIBOR-BBA plus 25	Standard & Poor's 500	(193,596)
		bp)	Technology Hardware and
			Equipment Index

1,921,073	11/5/06	3 month USD-LIBOR-BBA minus 30	Standard & Poor's 500	(34,244)
		bp	Software and Services Index

1,768,081	10/12/06	3 month USD-LIBOR-BBA minus 30	Standard & Poor's 500	55,465
		bp	Consumer Durables & Apparel
			Index

1,739,937	11/5/06	(3 month USD-LIBOR-BBA plus 25	Standard & Poor's 500 Energy	36,978
		bp)	Index

3,931,855	11/5/06	3 month USD-LIBOR-BBA minus 30	Standard & Poor's 500	(45,278)
		bp	Household and Personal
			Products Index

2,291,089	11/5/06	3 month USD-LIBOR-BBA minus 30	Standard & Poor's 500	63,181
		bp	Commercial Services and
			Supplies Index

5,248,196	11/5/06	3 month USD-LIBOR-BBA minus 30	Standard & Poor's 500	250,394
		bp	Diversified Financials Index

8,277,048	11/5/06	(3 month USD-LIBOR-BBA plus 25	Standard & Poor's 500 Food	80,501
		bp)	Beverage and Tobacco Index

5,428,078	11/5/06	(3 month USD-LIBOR-BBA plus 25	Standard & Poor's 500 Utilities	158,012
		bp)	Index

5,834,949	11/5/06	(3 month USD-LIBOR-BBA plus 25	Standard & Poor's 500 Food	262,695
		bp)	and Staples Retailing GICS
			Industry Group Index

6,584,642	11/5/06	3 month USD-LIBOR-BBA minus 30	Standard & Poor's 500 Banks	214,363
		bp	Index

4,245,149	11/5/06	(3 month USD-LIBOR-BBA plus 25	Standard & Poor's 500	(491,247)
		bp)	Technology Hardware and
			Equipment Index

9,883,944	11/5/06	3 month USD-LIBOR-BBA minus 30	Standard & Poor's 500	(65,089)
		bp	Telecommunications Services
			Index

8,307,224	11/5/06	(3 month USD-LIBOR-BBA plus 25	Standard & Poor's 500	(450,356)
		bp)	Insurance Index

11,068,860	11/5/06	(3 month USD-LIBOR-BBA plus 25	Standard & Poor's 500 Capital	(431,275)
		bp)	Goods Index

4,245,015	11/5/06	3 month USD-LIBOR-BBA minus 30	Standard & Poor's 500	(329,380)
		bp	Automobiles and Components
			Index

4,816,710	11/5/06	3 month USD-LIBOR-BBA minus 30	Standard & Poor's 500 Real	(247,963)
		bp	Estate Index

7,980,866	11/5/06	3 month USD-LIBOR-BBA minus 30	Standard & Poor's 500	254,320
		bp	Household and Personal
			Products Index

8,104,834	11/5/06	(3 month USD-LIBOR-BBA plus 25	Standard & Poor's 500	(940,782)
		bp)	Semiconductors and
			Semiconductor Equipment
			Industry Group Index

18,797,890	11/5/06	3 month USD-LIBOR-BBA minus 30	Standard & Poor's 500	845,999
		bp	Software and Services Index

7,280,995	11/5/06	3 month USD-LIBOR-BBA minus 30	Standard & Poor's 500 Media	(178,416)
		bp	Index

7,302,049	11/5/06	3 month USD-LIBOR-BBA minus 30	Standard & Poor's 500	474,945
		bp	Commercial Services and
			Supplies Index

19,008,134	11/5/06	(3 month USD-LIBOR-BBA plus 25	Standard & Poor's 500 Health	(737,961)
		bp)	Care Equipment and Services
			Index

16,710,927	11/5/06	(3 month USD-LIBOR-BBA plus 25	Standard & Poor's 500 Energy	(703,535)
		bp)	Index

1,224,046	3/18/07	-	S&P 500 Index 6 month	84,721
			forward variance

5,000,068	10/13/06	3 month USD-LIBOR-BBA minus 30	Standard & Poor's 500	653,939
		bp	Consumer Durables & Apparel
			Index

5,000,112	10/13/06	(3 month USD-LIBOR-BBA plus 25	Standard & Poor's 500	(75,986)
		bp)	Pharmaceutical &
			Biotechnology Index

7,819,978	10/12/06	3 month USD-LIBOR-BBA minus 30	Standard & Poor's 500	1,063,572
		bp	Consumer Durables & Apparel
			Index

6,035,240	10/12/06	(3 month USD-LIBOR-BBA plus 25	Standard & Poor's 500	(150,572)
		bp)	Pharmaceutical &
			Biotechnology Index

61,690,531	4/3/07	3 month USD-LIBOR-BBA minus 90	Russell 2000 Index	3,711,014
		bp

Lehman Brothers Special Financing, Inc.
3,999,728	10/1/06	(1 year USD-LIBOR minus 25 bp)	Lehman Brothers U.S. High	8,736
			Yield Index

3,999,934	4/1/07	(1 year USD-LIBOR-BBA minus 35	Lehman Brothers U.S. High	(58,644)
		bp)	Yield Index

3,230,604	3/1/07	(1 year USD-LIBOR-BBA minus 25	Lehman Brothers U.S. High	(29,779)
		bp)	Yield Index

15,000,000	7/1/06	(6 month USD-LIBOR-BBA minus 1	Lehman Brothers U.S. ABS	53,925
		bp)	Floating Rate Home Equity
			Index

Morgan Stanley & Co. International Limited
2,423,087	2/1/07	(3 month USD-LIBOR-BBA minus 400	MSCI India Net Divs	(304,163)
		bp)	Reinvested USD

1,574,073	9/21/06	(3 month USD-LIBOR-BBA minus	MSCI India Net Divs	122,936
		337.5 bp)	Reinvested USD

Total				$1,419,748

CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/06 (Unaudited)
	Upfront			Fixed payments	Unrealized
Swap counterparty /	premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**	amount	date	fund per annum	(depreciation)

Bank of America, N.A.
Abitibi-Consolidated, Inc., 8.375%, 4/1/15	--	$85,000	6/20/11	365 bp	$(3,088)

Citibank, N.A.
Ford Motor Co., 7.45%, 7/16/31	-- --	65,000	6/20/07	620 bp	858

Lear Corp., 8.11%, 5/15/09	-- --	48,000	6/20/08	845 bp	4,285

Visteon Corp., 7%, 3/10/14	--	85,000	6/20/09	605 bp	1,365

Deutsche Bank AG
Ford Motor Co., 7.45%, 7/16/31	--	91,000	6/20/07	595 bp	331

Lear Corp., 8.11%, 5/15/09	--	80,000	6/20/08	860 bp	5,888

Visteon Corp., 7%, 3/10/14	--	35,000	6/20/09	535 bp	(709)

Goldman Sachs Capital Markets, L.P.
Ford Motor Co., 7.45%, 7/16/31	--	65,000	6/20/07	630 bp	919

Visteon Corp., 7%, 3/10/14	--	50,000	6/20/09	545 bp	49

JPMorgan Chase Bank, N.A.
Abitibi-Consolidated, Inc., 8.375%, 4/1/15	--	51,000	6/20/11	365 bp	(1,853)

Felcor Lodging L.P., 8 1/2%, 6/1/11	--	120,000	6/20/10	370 bp	8,623

Ford Motor Co., 7.45%, 7/16/31	--	65,000	6/20/07	635 bp	613

Ford Motor Co., 7.45%, 7/16/31	--	85,000	6/20/07	665 bp	1,048

Visteon Corp., 7%, 3/10/14	--	35,000	6/20/09	530 bp	(774)

Lehman Brothers Special Financing, Inc.
General Motors, 7 1/8%, 7/15/13	--	170,000	12/20/06	750 bp	1,510

Morgan Stanley Capital Services, Inc.
Bombardier, Inc, 6 3/4%, 5/1/12	--	85,000	3/20/11	355 bp	1,842

Lear Corp., 8.11%, 5/15/09	--	90,000	6/20/08	660 bp	4,022

Lear Corp., 8.11%, 5/15/09	--	80,000	6/20/08	860 bp	6,393

Visteon Corp., 7%, 3/10/14	--	56,314	6/20/09	535 bp	(880)

Total					$30,442

*	Payments related to the reference debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

FORWARD CURRENCY CONTRACTS TO BUY at 6/30/06 (aggregate face value $224,455,443) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$45,961,353	$46,277,648	7/19/06	$(316,295)
British Pound	42,827,797	42,847,354	9/20/06	(19,557)
Canadian Dollar	60,814,851	60,674,610	7/19/06	140,241
Euro	31,709,934	31,219,969	9/20/06	489,965
Hong Kong Dollar	1,623,481	1,626,966	8/16/06	(3,485)
Japanese Yen	6,776,958	6,886,549	8/16/06	(109,591)
Norwegian Krone	24,745,239	25,283,968	9/20/06	(538,729)
South Korean Won	9,436,738	9,621,664	8/16/06	(184,926)
Swedish Krona	17,040	16,715	9/20/06	325

Total				$(542,052)

FORWARD CURRENCY CONTRACTS TO SELL at 6/30/06 (aggregate face value $380,966,814) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$60,524,937	$61,234,270	7/19/06	$709,333
British Pound	53,708,938	53,908,533	9/20/06	199,595
Canadian Dollar	22,441,643	22,048,722	7/19/06	(392,921)
Danish Krone	963,744	976,206	9/20/06	12,462
Euro	68,771,764	69,188,331	9/20/06	416,567
Japanese Yen	88,303,616	88,480,701	8/16/06	177,085
New Zealand Dollar	4,361,006	4,550,389	7/19/06	189,383
Norwegian Krone	10,481,035	10,502,657	9/20/06	21,622
Singapore Dollar	3,519,351	3,557,079	8/16/06	37,728
Swedish Krona	28,929,825	28,756,380	9/20/06	(173,445)
Swiss Franc	37,904,734	37,763,546	9/20/06	(141,188)

Total				$1,056,221

FUTURES CONTRACTS OUTSTANDING at 6/30/06 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Canadian Government Bond 10 yr (Long)	13	$1,290,061	Sep-06	$(22,152)
Dow Jones Euro Stoxx 50 Index (Short)	201	9,410,548	Sep-06	(625,095)
Euro 90 day (Long)	102	24,077,100	Sep-06	(141,802)
Euro 90 day (Short)	29	6,846,900	Mar-07	16,959
Euro-Bobl 5 yr (Long)	35	4,882,397	Sep-06	(14,434)
Euro-Bund 10 yr (Long)	113	16,660,330	Sep-06	(74,049)
Euro-Bund 10 yr (Short)	135	19,903,934	Sep-06	113,135
FTSE 100 Index (Short)	156	16,804,593	Sep-06	(858,769)
Hang Seng Index (Long)	200	21,008,923	Jul-06	600,158
Japanese Government Bond 10 yr (Long)	12	13,821,522	Sep-06	11,851
Japanese Government Bond 10 yr (Short)	10	11,517,935	Sep-06	(6,163)
OMXS30 Index (Long)	843	11,208,550	Jul-06	388,056
Russell 2000 Index Mini (Long)	121	8,851,150	Sep-06	266,903
Russell 2000 Index Mini (Short)	1,398	102,263,700	Sep-06	(998,442)
S&P 500 Index (Long)	59	18,871,150	Sep-06	177,496
S&P 500 Index E-Mini (Long)	2,682	171,580,950	Sep-06	719,508
S&P 500 Index E-Mini (Short)	475	30,388,125	Sep-06	(310,887)
S&P ASX 200 Index (Short)	136	12,827,911	Sep-06	(485,286)
S&P MidCap 400 Index E-Mini (Long)	287	22,144,920	Sep-06	175,576
Tokyo Price Index (Short)	55	7,648,513	Sep-06	50,307
U.K. Gilt 10 yr (Long)	108	21,749,993	Sep-06	(253,993)
U.S. Treasury Bond 20 yr (Short)	8	853,250	Sep-06	(1,086)
U.S. Treasury Note 2 yr (Short)	342	69,351,188	Sep-06	262,199
U.S. Treasury Note 5 yr (Long)	626	64,732,313	Sep-06	(323,955)
U.S. Treasury Note 5 yr (Short)	159	16,441,594	Sep-06	51,230
U.S. Treasury Note 10 yr (Long)	1,330	139,462,969	Sep-06	(591,324)
U.S. Treasury Note 10 yr (Short)	29	3,040,922	Sep-06	12,859

Total				$(1,861,200)

WRITTEN OPTIONS OUTSTANDING at 6/30/06 (premiums received $2,027,386) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value

SPDR Trust Series I (Call)	$51,689	Jul 06 / $133.32	$31
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to
pay a fixed rate of 4.55% versus the three month LIBOR maturing on July 5, 2017.	19,820,000	Jul 07 / $4.55	37,063
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to
receive a fixed rate of 4.55% versus the three month LIBOR maturing on July 5, 2017.	19,820,000	Jul 07 / $4.55	1,744,853
Option on an interest rate swap with Lehman Brothers International for the obligation to pay a fixed rate of 5.225% semi-annually versus the three month USD-LIBOR-BBA
maturing March 5, 2018.	7,124,000	Mar 08 / $5.225	102,970
Option on an interest rate swap with Lehman Brothers International for the obligation to receive a fixed rate of 5.225% semi-annually versus the three month USD-LIBOR-BBA
maturing March 5, 2018.	7,124,000	Mar 08 / $5.225	374,423

Total			$2,259,340

TBA SALE COMMITMENTS OUTSTANDING at 6/30/06 (proceeds receivable $3,042,578) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

FNMA, 5 1/2s, July 1, 2021	$3,100,000	7/18/06	$3,041,875

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/06 (Unaudited)
		Payments	Payments	Unrealized
Swap counterparty /	Termination	made by	received by	appreciation/
Notional amount	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
$1,500,000	9/1/15	3 month USD-LIBOR-BBA	4.53%	$(109,663)

8,600,000	10/21/15	4.943%	3 month USD-LIBOR-BBA	480,886

800,000	6/24/15	4.39%	3 month USD-LIBOR-BBA	73,951

660,000	6/23/15	4.45%	3 month USD-LIBOR-BBA	58,266

1,590,000	6/23/15	4.466%	3 month USD-LIBOR-BBA	138,598

4,410,000	6/17/15	4.555%	3 month USD-LIBOR-BBA	356,417

53,000,000	5/21/07	3.95%	3 month USD-LIBOR-BBA	840,411

18,600,000	4/6/10	4.6375%	3 month USD-LIBOR-BBA	637,142

27,200,000	1/14/10	3 month USD-LIBOR-BBA	4.106%	(1,085,360)

17,346,000	12/22/09	3.965%	3 month USD-LIBOR-BBA	903,692

7,100,000	3/30/09	3.075%	3 month USD-LIBOR-BBA	400,065

20,743,000	1/28/24	3 month USD-LIBOR-BBA	5.2125%	(1,079,439)

Citibank, N.A.
900,000	4/7/14	5.377%	3 month USD-LIBOR-BBA	17,120

Credit Suisse First Boston International
5,321,200	7/9/06	3 month USD-LIBOR-BBA	2.931%	10,555

9,662,000	3/9/09	3 month USD-LIBOR-BBA	3.195%	(508,881)

Credit Suisse International
802,000	3/21/16	3 month USD-LIBOR-BBA	5.20497%	(20,787)

Deutsche Bank AG
1,251,434	8/2/22	3 month USD-LIBOR-BBA	5.7756%	16,435

1,404,369	8/2/32	5.86%	3 month USD-LIBOR-BBA	(30,970)

Goldman Sachs Capital Markets, L.P.
1,095,000	5/3/16	5.565%	3 month USD-LIBOR-BBA	12,562

2,770,000	4/7/14	5.33842%	3 month USD-LIBOR-BBA	59,864

1,251,434	8/12/22	3 month USD-LIBOR-BBA	5.601%	(7,524)

1,404,369	8/12/32	5.689%	3 month USD-LIBOR-BBA	2,479

2,515,000	8/1/22	3 month USD-LIBOR-BBA	5.845%	52,319

2,822,353	8/1/32	5.919%	3 month USD-LIBOR-BBA	(85,634)

9,013,565	8/15/10	3 month USD-LIBOR-BBA	5.405%	(49,747)

JPMorgan Chase Bank, N.A.
7,800,000	10/21/15	4.916%	3 month USD-LIBOR-BBA	451,616

4,000,000	9/2/15	3 month USD-LIBOR-BBA	4.4505%	(315,913)

2,690,000	8/2/15	4.6757%	3 month USD-LIBOR-BBA	(167,900)

13,300,000	6/29/15	3 month USD-LIBOR-BBA	4.296%	(1,315,595)

960,000	6/24/15	3 month USD-LIBOR-BBA	4.387%	90,076

3,840,000	6/16/15	4.538%	3 month USD-LIBOR-BBA	314,551

20,700,000	3/7/15	3 month USD-LIBOR-BBA	4.798%	(1,033,492)

35,000,000	1/17/16	4.946%	3 month USD-LIBOR-BBA	1,561,605

Lehman Brothers Special Financing, Inc.
1,172,000	1/26/14	4.379%	3 month USD-LIBOR-BBA	82,707

2,288,000	1/26/14	4.375%	3 month USD-LIBOR-BBA	162,052

2,232,000	1/23/14	4.419%	3 month USD-LIBOR-BBA	152,557

2,232,000	1/23/14	4.408%	3 month USD-LIBOR-BBA	152,799

6,000,000	5/5/16	5.653%	3 month USD-LIBOR-BBA	28,924

6,800,000	5/5/08	5.3975%	3 month USD-LIBOR-BBA	24,943

3,900,000	4/28/16	5.613%	3 month USD-LIBOR-BBA	30,145

12,000,000	7/15/10	4.38%	3 month USD-LIBOR-BBA	420,177

1,800,000	6/16/15	4.5475%	3 month USD-LIBOR-BBA	(146,251)

6,500,000	6/16/07	4.0525%	3 month USD-LIBOR-BBA	(99,299)

5,800,000	4/28/08	5.4025%	3 month USD-LIBOR-BBA	20,578

420,000	4/10/15	5.41053%	3 month USD-LIBOR-BBA	8,390

1,161,000	12/16/13	4.579%	3 month USD-LIBOR-BBA	77,946

2,247,000	12/15/13	4.710%	3 month USD-LIBOR-BBA	133,034

490,000	12/11/13	3 month USD-LIBOR-BBA	4.641%	(31,020)

5,412,000	3/21/14	5.17596%	3 month USD-LIBOR-BBA	102,823

30,500,000	12/19/15	5.0265%	3 month USD-LIBOR-BBA	1,538,818

4,273,000	12/8/10	4.9425%	3 month USD-LIBOR-BBA	115,453

1,251,434	8/2/22	3 month USD-LIBOR-BBA	5.7756%	16,435

1,216,226	8/2/12	5.152%	3 month USD-LIBOR-BBA	16,525

Merrill Lynch Capital Services, Inc.
1,216,226	8/13/12	4.94%	3 month USD-LIBOR-BBA	30,948

1,251,434	8/12/22	3 month USD-LIBOR-BBA	5.601%	(7,524)

2,515,000	8/1/22	3 month USD-LIBOR-BBA	5.845%	52,319

2,444,243	8/1/12	5.204%	3 month USD-LIBOR-BBA	25,855

Total				$3,577,039

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/06 (Unaudited)

		Fixed payments	Total return	Unrealized
Swap counterparty /	Termination	received (paid) by	received by	appreciation/
Notional amount	date	fund per annum	or paid by fund	(depreciation)

Bank of America, N.A.
$1,526,759	1/19/07	-	S&P 500 Index 6 month	$9,353
			forward variance

Citibank, N.A.
3,470,000	11/1/06	(7.5 bp plus beginning of period	Lehman Brothers AAA 8.5+	123
		nominal spread of Lehman Brothers	CMBS Index adjusted by
		AAA 8.5+ Commercial Mortgage	modified duration factor
		Backed Securities Index)

48,105,881	1/17/07	3 month USD-LIBOR-BBA minus 85	Russell Total Return 2000	1,597,217
		bp	Index

Deutsche Bank AG London
1,481,891	12/15/06	-	S&P 500 Index 6 month	(153,915)
			forward variance

1,540,528	12/15/06	-	S&P 500 Index 6 month	(262,864)
			forward variance

3,470,000	11/1/06	(5 bp plus nominal spread of Lehman	Lehman Brothers AAA 8.5+	1
		Brothers AAA 8.5+ Commercial	CMBS Index adjusted by
		Mortgage Backed Securities Index)	modified duration factor

20,809,152	6/14/07	(3 month USD-LIBOR-BBA )	iShares MSCI Emerging	2,659,560
			Markets Index

Goldman Sachs International
768,000	9/15/11	678 bp (1 month USD-LIBOR)	Ford Credit Auto Owner Trust	(6,621)
			Series 2005-B Class D

3,250,000	11/1/06	(5 bp plus change in spread on the	Lehman Brothers AAA 8.5+	345
		Lehman Brothers AAA 8.5+	CMBS Index adjusted by
		Commercial Mortgage Backed	modified duration factor
		Securities Index multiplied by the
		modified duration factor)

16,580,000	12/1/06	(5 bp plus change in spread on the	Lehman Brothers Aaa 8.5+	6,549
		Lehman Brothers Aaa 8.5+	CMBS Index adjusted by
		Commercial Mortgage Backed	modified duration factor
		Securities Index multiplied by the
		modified duration factor)

JPMorgan Chase Bank, N.A.
21,108,491	9/20/06	(Russell 2000 Total Return Index)	3 month USD-LIBOR-BBA	(698,020)

8,475,959	11/5/06	3 month USD-LIBOR-BBA minus 30	Standard & Poor's 500	(74,578)
		bp	Consumer Services Index

3,246,115	11/5/06	(3 month USD-LIBOR-BBA plus 25	Standard & Poor's 500	(201,802)
		bp)	Technology Hardware and
			Equipment Index

2,201,136	11/5/06	3 month USD-LIBOR-BBA minus 30	Standard & Poor's 500	(39,237)
		bp	Software and Services Index

1,608,004	10/12/06	3 month USD-LIBOR-BBA minus 30	Standard & Poor's 500	50,444
		bp	Consumer Durables & Apparel
			Index

2,082,994	11/5/06	(3 month USD-LIBOR-BBA plus 25	Standard & Poor's 500 Energy	44,269
		bp)	Index

4,256,936	11/5/06	3 month USD-LIBOR-BBA minus 30	Standard & Poor's 500	(49,020)
		bp	Household and Personal
			Products Index

2,578,911	11/5/06	3 month USD-LIBOR-BBA minus 30	Standard & Poor's 500	71,118
		bp	Commercial Services and
			Supplies Index

6,211,005	11/5/06	3 month USD-LIBOR-BBA minus 30	Standard & Poor's 500	296,329
		bp	Diversified Financials Index

9,214,111	11/5/06	(3 month USD-LIBOR-BBA plus 25	Standard & Poor's 500 Food	89,615
		bp)	Beverage and Tobacco Index

6,061,017	11/5/06	(3 month USD-LIBOR-BBA plus 25	Standard & Poor's 500 Utilities	176,437
		bp)	Index

6,280,988	11/5/06	(3 month USD-LIBOR-BBA plus 25	Standard & Poor's 500 Food	282,777
		bp)	and Staples Retailing GICS
			Industry Group Index

7,618,419	11/5/06	3 month USD-LIBOR-BBA minus 30	Standard & Poor's 500 Banks	248,017
		bp	Index

4,803,119	11/5/06	(3 month USD-LIBOR-BBA plus 25	Standard & Poor's 500	(555,815)
		bp)	Technology Hardware and
			Equipment Index

11,478,989	11/5/06	3 month USD-LIBOR-BBA minus 30	Standard & Poor's 500	(75,594)
		bp	Telecommunications Services
			Index

9,136,604	11/5/06	(3 month USD-LIBOR-BBA plus 25	Standard & Poor's 500	(495,318)
		bp)	Insurance Index

12,210,882	11/5/06	(3 month USD-LIBOR-BBA plus 25	Standard & Poor's 500 Capital	(475,771)
		bp)	Goods Index

4,418,039	11/5/06	3 month USD-LIBOR-BBA minus 30	Standard & Poor's 500	(342,804)
		bp	Automobiles and Components
			Index

5,658,760	11/5/06	3 month USD-LIBOR-BBA minus 30	Standard & Poor's 500 Real	(291,311)
		bp	Estate Index

8,261,036	11/5/06	3 month USD-LIBOR-BBA minus 30	Standard & Poor's 500	263,248
		bp	Household and Personal
			Products Index

8,903,153	11/5/06	(3 month USD-LIBOR-BBA plus 25	Standard & Poor's 500	(1,033,448)
		bp)	Semiconductors and
			Semiconductor Equipment
			Industry Group Index

21,603,897	11/5/06	3 month USD-LIBOR-BBA minus 30	Standard & Poor's 500	972,284
		bp	Software and Services Index

8,488,428	11/5/06	3 month USD-LIBOR-BBA minus 30	Standard & Poor's 500 Media	(208,004)
		bp	Index

7,491,962	11/5/06	3 month USD-LIBOR-BBA minus 30	Standard & Poor's 500	487,297
		bp	Commercial Services and
			Supplies Index

21,345,878	11/5/06	(3 month USD-LIBOR-BBA plus 25	Standard & Poor's 500 Health	(828,721)
		bp)	Care Equipment and Services
			Index

19,018,175	11/5/06	(3 month USD-LIBOR-BBA plus 25	Standard & Poor's 500 Energy	(800,672)
		bp)	Index

1,404,035	3/18/07	-	S&P 500 Index 6 month	97,178
			forward variance

4,499,966	10/13/06	3 month USD-LIBOR-BBA minus 30	Standard & Poor's 500	588,533
		bp	Consumer Durables & Apparel
			Index

4,499,901	10/13/06	(3 month USD-LIBOR-BBA plus 25	Standard & Poor's 500	(68,384)
		bp)	Pharmaceutical &
			Biotechnology Index

8,969,924	10/12/06	3 month USD-LIBOR-BBA minus 30	Standard & Poor's 500	1,219,973
		bp	Consumer Durables & Apparel
			Index

8,970,093	10/12/06	(3 month USD-LIBOR-BBA plus 25	Standard & Poor's 500	(223,794)
		bp)	Pharmaceutical &
			Biotechnology Index

148,163,660	4/3/07	3 month USD-LIBOR-BBA minus 90	Russell 2000 Index	8,912,835
		bp

Lehman Brothers Special Financing, Inc.
4,999,856	10/1/06	(1 year USD-LIBOR minus 25 bp)	Lehman Brothers U.S. High	10,921
			Yield Index

3,969,926	3/1/07	(1 year USD-LIBOR-BBA minus 25	Lehman Brothers U.S. High	(36,594)
		bp)	Yield Index

Total				$11,162,136

CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/06 (Unaudited)
	Upfront			Fixed payments	Unrealized
Swap counterparty /	premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**	amount	date	fund per annum	(depreciation)

Bank of America, N.A.
Abitibi-Consolidated, Inc., 8.375%, 4/1/15	$--	$100,000	6/20/11	365 bp	$(3,634)

L-3 Communications Corp. 7 5/8s, 2012	--	160,000	9/20/11	(111 bp)	(124)

L-3 Communications Corp. 7 5/8s, 2012	--	65,000	6/20/11	(101 bp)	99

Waste Management, 7.375%, 8/1/10	--	240,000	9/20/12	64 bp	2,289

Citibank, N.A.
DJ CDX NA HY Series 6 Index	107	85,750	6/20/11	(345 bp)	(485)

DJ CDX NA HY Series 6 Index	694	42,750	6/20/11	(345 bp)	398

DJ CDX NA HY Series 6 Index 25-35% tranche	--	343,000	6/20/11	80 bp	(558)

DJ CDX NA HY Series 6 Index 25-35% tranche	--	171,000	6/20/11	74 bp	(826)

Ford Motor Co., 7.45%, 7/16/31	--	75,000	6/20/07	620 bp	990

Lear Corp., 8.11%, 5/15/09	--	60,000	6/20/08	845 bp	5,356

Visteon Corp., 7%, 3/10/14	--	100,000	6/20/09	605 bp	1,606

Deutsche Bank AG
CVS Corp., 5.625%, 3/15/06	--	95,000	12/20/14	0.58%	450

Ford Motor Co., 7.45%, 7/16/31	--	105,000	6/20/07	595 bp	383

France Telecom, 7.25%, 1/28/13	--	410,000	6/20/16	70 bp	(761)

Lear Corp., 8.11%, 5/15/09	--	100,000	6/20/08	860 bp	7,360

Visteon Corp., 7%, 3/10/14	--	35,000	6/20/09	535 bp	(709)

Goldman Sachs Capital Markets, L.P.
DJ CDX NA HY Series 6 Index	1,050	105,000	6/20/11	(345 bp)	324

DJ CDX NA HY Series 6 Index 25-35% tranche	--	420,000	6/20/11	74 bp	(1,788)

DJ CDX NA IG Series 5 Index	(15,168)	6,025,000	12/20/10	(45 bp)	(27,925)

DJ CDX NA IG Series 5 Index 3-7% tranche	--	214,000	12/20/10	(115 bp)	(2,876)

DJ CDX NA IG Series 5 Index 3-7% tranche	--	261,000	12/20/10	(113 bp)	(3,300)

Ford Motor Co., 7.45%, 7/16/31	--	75,000	6/20/07	630 bp	1,061

Goodrich Corp., 7 5/8%, 12/15/12	--	195,000	9/20/10	49 bp	1,353

Noble Energy, Inc., 8%, 4/1/27	--	250,000	6/20/13	60 bp	(3,988)

Visteon Corp., 7%, 3/10/14	--	60,000	6/20/09	545 bp	59

Goldman Sachs International
DJ CDX NA HY Series 6 Index	263	105,250	6/20/11	(345 bp)	(465)

DJ CDX NA HY Series 6 Index 25-35% tranche	--	421,000	6/20/11	85 bp	124

One of the underlying securities in the basket of BB CMBS
securities	--	1,804,000	(a)	2.461%	90,454

HSBC
DJ CDX NA IG Series 5 Index	(13,146)	8,180,000	12/20/10	(45 bp)	(30,467)

JPMorgan Chase Bank, N.A.
Abitibi-Consolidated, Inc., 8.375%, 4/1/15	--	60,000	6/20/11	365 bp	(2,180)

Felcor Lodging L.P., 8 1/2%, 6/1/11	--	165,000	6/20/10	370 bp	11,856

Ford Motor Co., 7.45%, 7/16/31	--	75,000	6/20/07	635 bp	707

Ford Motor Co., 7.45%, 7/16/31	--	100,000	6/20/07	665 bp	1,233

Visteon Corp., 7%, 3/10/14	--	40,000	6/20/09	530 bp	(884)

Lehman Brothers Special Financing, Inc.
DJ CDX NA HY Series 6 Index	(264)	105,500	6/20/11	(345 bp)	(993)

DJ CDX NA HY Series 6 Index	634	84,500	6/20/11	(345 bp)	50

DJ CDX NA HY Series 6 Index	1,035	103,500	6/20/11	(345 bp)	319

DJ CDX NA HY Series 6 Index 25-35% tranche	--	422,000	6/20/11	96 bp	2,098

DJ CDX NA HY Series 6 Index 25-35% tranche	--	338,000	6/20/11	74 bp	(1,495)

DJ CDX NA HY Series 6 Index 25-35% tranche	--	414,000	6/20/11	72 bp	(3,968)

DJ CDX NA IG Series 5 Index	(852)	2,640,000	12/20/10	45 bp	(6,442)

DJ CDX NA IG Series 4 Index	(1,982)	1,480,000	12/20/10	(45 bp)	(5,115)

DJ CDX NA IG Series 4 Index 3-7% tranche	--	313,000	6/20/12	309 bp	15,727

DJ CDX NA IG Series 4 Index 3-7% tranche	--	270,000	6/20/10	(124.5 bp)	(5,751)

DJ CDX NA IG Series 5 Index	(5,750)	3,155,000	12/20/10	(45 bp)	(12,431)

General Motors, 7 1/8%, 7/15/13	--	200,000	12/20/06	750 bp	1,775

Hilton Hotels, 7 5/8%, 12/1/12	--	320,000	6/20/13	94 bp	(5,834)

Merrill Lynch International & Co. C.V.
DJ CDX NA IG Series 5 Index 3-7% tranche	--	214,000	12/20/12	246 bp	1,640

Morgan Stanley Capital Services, Inc.
Bombardier, Inc, 6 3/4%, 5/1/12	--	105,000	3/20/11	355 bp	2,276

DJ CDX NA HY Series 6 Index	(806)	107,500	6/20/11	(345 bp)	(1,550)

DJ CDX NA HY Series 6 Index	(565)	113,000	6/20/11	(345 bp)	(1,346)

DJ CDX NA HY Series 6 Index	(339)	67,750	6/20/11	(345 bp)	(807)

DJ CDX NA HY Series 6 Index	--	107,500	6/20/11	(345 bp)	(743)

DJ CDX NA HY Series 6 Index	1,068	106,750	6/20/11	(345 bp)	329

DJ CDX NA HY Series 6 Index 25-35% tranche	--	430,000	6/20/11	107.5 bp	4,287

DJ CDX NA HY Series 6 Index 25-35% tranche	--	452,000	6/20/11	106 bp	4,222

DJ CDX NA HY Series 6 Index 25-35% tranche	--	271,000	6/20/11	103.5 bp	2,233

DJ CDX NA HY Series 6 Index 25-35% tranche	--	430,000	6/20/11	885 bp	(1,115)

DJ CDX NA HY Series 6 Index 25-35% tranche	--	427,000	6/20/11	73 bp	(5,847)

DJ CDX NA HY Series 6 Index 25-35% tranche	1,737	106,875	6/20/11	345 bp	998

DJ CDX NA HY Series 6 Index 25-35% tranche	--	427,500	6/20/11	74 bp	(2,066)

DJ CDX NA IG Series 4 Index 3-7% tranche	--	1,976,000	6/20/10	(62 bp)	1,582

DJ CDX NA IG Series 4 Index 3-7% tranche	--	540,000	6/20/12	275 bp	17,021

DJ CDX NA IG Series 4 Index 3-7% tranche	--	313,000	6/20/10	(110.5 bp)	(5,142)

DJ CDX NA IG Series 5 Index 3-7% tranche	--	214,000	12/20/12	248 bp	1,870

DJ CDX NA IG Series 5 Index 3-7% tranche	--	214,000	12/20/10	(115 bp)	(2,876)

Lear Corp., 8.11%, 5/15/09	--	105,000	6/20/08	660 bp	4,693

Lear Corp., 8.11%, 5/15/09	--	100,000	6/20/08	860 bp	7,991

Visteon Corp., 7%, 3/10/14	--	66,553	6/20/09	535 bp	(1,040)

Total					$49,682

*	Payments related to the reference debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

(a) Terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference entity are liquidated.

FORWARD CURRENCY CONTRACTS TO BUY at 6/30/06 (aggregate face value $54,628,865) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$11,463,939	$11,574,056	7/19/06	$(110,117)
British Pound	9,419,072	9,446,068	9/20/06	(26,996)
Canadian Dollar	14,370,821	14,335,400	7/19/06	35,421
Danish Krone	809,325	819,789	9/20/06	(10,464)
Euro	7,980,203	7,853,782	9/20/06	126,421
Hong Kong Dollar	384,677	385,503	8/16/06	(826)
Japanese Yen	815,059	817,344	8/16/06	(2,285)
New Zealand Dollar	631,923	627,800	7/19/06	4,123
Norwegian Krone	5,791,543	5,912,902	9/20/06	(121,359)
Singapore Dollar	414,518	418,962	8/16/06	(4,444)
South Korean Won	2,380,894	2,427,564	8/16/06	(46,670)
Swedish Krona	9,883	9,695	9/20/06	188

Total				$(157,008)

FORWARD CURRENCY CONTRACTS TO SELL at 6/30/06 (aggregate face value $95,538,829) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$15,163,269	$15,345,782	7/19/06	$182,513
British Pound	15,273,765	15,340,065	9/20/06	66,300
Canadian Dollar	4,771,565	4,707,871	7/19/06	(63,694)
Euro	19,158,301	19,286,478	9/20/06	128,177
Japanese Yen	21,691,688	21,676,326	8/16/06	(15,362)
Norwegian Krone	1,141,082	1,123,321	9/20/06	(17,761)
Swedish Krona	8,595,427	8,558,187	9/20/06	(37,240)
Swiss Franc	9,529,781	9,500,799	9/20/06	(28,982)

Total				$213,951

FUTURES CONTRACTS OUTSTANDING at 6/30/06 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Canadian Government Bond 10 yr (Long)	13	$1,290,061	Sep-06	$(22,152)
Dow Jones Euro Stoxx 50 Index (Short)	120	5,618,238	Sep-06	(373,192)
Euro 90 day (Long)	112	26,437,600	Sep-06	(79,557)
Euro 90 day (Short)	32	7,555,200	Mar-07	73,663
Euro-Bobl 5 yr (Long)	35	4,882,397	Sep-06	(14,434)
Euro-Bund 10 yr (Long)	112	16,512,893	Sep-06	(73,394)
Euro-Bund 10 yr (Short)	137	20,198,807	Sep-06	114,790
FTSE 100 Index (Short)	83	8,940,906	Sep-06	(456,910)
Hang Seng Index (Long)	63	6,617,811	Jul-06	401,361
Japanese Government Bond 10 yr (Long)	12	13,821,522	Sep-06	11,851
Japanese Government Bond 10 yr (Short)	10	11,517,935	Sep-06	(6,163)
OMXS30 Index (Long)	409	5,438,075	Jul-06	188,274
Russell 2000 Index Mini (Long)	40	2,926,000	Sep-06	106,145
Russell 2000 Index Mini (Short)	147	10,753,050	Sep-06	(105,447)
S&P 500 Index (Long)	17	5,437,450	Sep-06	80,099
S&P 500 Index E-Mini (Long)	120	7,677,000	Sep-06	32,220
S&P 500 Index E-Mini (Short)	222	14,202,450	Sep-06	(145,299)
S&P ASX 200 Index (Short)	11	1,037,552	Sep-06	(39,251)
S&P MidCap 400 Index E-Mini (Long)	89	6,867,240	Sep-06	58,347
Tokyo Price Index (Short)	33	4,589,108	Sep-06	30,185
U.K. Gilt 10 yr (Long)	91	18,326,383	Sep-06	(214,013)
U.S. Treasury Bond 20 yr (Short)	2	213,313	Sep-06	(272)
U.S. Treasury Note 2 yr (Short)	173	35,081,156	Sep-06	139,870
U.S. Treasury Note 5 yr (Long)	220	22,749,375	Sep-06	(113,850)
U.S. Treasury Note 5 yr (Short)	101	10,444,031	Sep-06	31,717
U.S. Treasury Note 10 yr (Long)	545	57,148,360	Sep-06	(95,249)
U.S. Treasury Note 10 yr (Short)	28	2,936,063	Sep-06	12,416

Total				$(458,245)

WRITTEN OPTIONS OUTSTANDING at 6/30/06 (premiums received $1,764,729) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay
a fixed rate of 4.55% versus the three month LIBOR maturing on July 5, 2017.	$15,880,000	Jul 07 / $4.55	$29,696
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to
receive a fixed rate of 4.55% versus the three month LIBOR maturing on July 5, 2017.	15,880,000	Jul 07 / $4.55	1,397,994
Option on an interest rate swap with Lehman Brothers International for the obligation to pay a fixed rate of 5.225% semi-annually versus the three month USD-LIBOR-BBA
maturing March 5, 2018.	7,746,000	Mar 08 / $5.225	111,961
Option on an interest rate swap with Lehman Brothers International for the obligation to receive a fixed rate of 5.225% semi-annually versus the three month USD-LIBOR-BBA
maturing March 5, 2018.	7,746,000	Mar 08 / $5.225	407,114

Total			$1,946,765

TBA SALE COMMITMENTS OUTSTANDING at 6/30/06 (proceeds receivable $1,079,609) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

FNMA, 5 1/2s, July 1, 2021	$1,100,000	7/18/06	$1,079,375

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/06 (Unaudited)

		Payments	Payments	Unrealized
Swap counterparty /	Termination	made by	received by	appreciation/
Notional amount	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
$5,000,000	9/1/15	3 month USD-LIBOR-BBA	4.53%	$(365,544)

6,300,000	10/21/15	4.943%	3 month USD-LIBOR-BBA	352,277

770,000	6/24/15	4.39%	3 month USD-LIBOR-BBA	71,177

640,000	6/23/15	4.45%	3 month USD-LIBOR-BBA	56,500

1,540,000	6/23/15	4.466%	3 month USD-LIBOR-BBA	134,239

4,260,000	6/17/15	4.555%	3 month USD-LIBOR-BBA	344,294

51,000,000	5/21/07	3.95%	3 month USD-LIBOR-BBA	808,697

15,300,000	4/6/10	4.6375%	3 month USD-LIBOR-BBA	524,100

12,300,000	1/14/10	3 month USD-LIBOR-BBA	4.106%	(490,806)

13,689,000	12/22/09	3.965%	3 month USD-LIBOR-BBA	713,169

7,000,000	3/30/09	3.075%	3 month USD-LIBOR-BBA	394,431

18,177,000	1/28/24	3 month USD-LIBOR-BBA	5.2125%	(945,907)

Citibank, N.A.
910,000	4/7/14	5.377%	3 month USD-LIBOR-BBA	17,310

Credit Suisse First Boston International
4,766,100	7/9/06	3 month USD-LIBOR-BBA	2.931%	9,454

19,400,000	11/17/09	3.947%	3 month USD-LIBOR-BBA	1,013,052

Credit Suisse International
887,000	3/21/16	3 month USD-LIBOR-BBA	5.20497%	(22,990)

Deutsche Bank AG
824,399	8/2/22	3 month USD-LIBOR-BBA	5.7756%	10,828

925,147	8/2/32	5.86%	3 month USD-LIBOR-BBA	(20,401)

Goldman Sachs Capital Markets, L.P.
1,017,000	5/3/16	5.565%	3 month USD-LIBOR-BBA	11,667

2,770,000	4/7/14	5.33842%	3 month USD-LIBOR-BBA	59,864

824,399	8/12/22	3 month USD-LIBOR-BBA	5.601%	(4,957)

925,147	8/12/32	5.689%	3 month USD-LIBOR-BBA	1,632

1,650,000	8/1/22	3 month USD-LIBOR-BBA	5.845%	34,325

1,851,643	8/1/32	5.919%	3 month USD-LIBOR-BBA	(56,181)

5,675,208	8/15/10	3 month USD-LIBOR-BBA	5.405%	(31,322)

JPMorgan Chase Bank, N.A.
5,700,000	10/21/15	4.916%	3 month USD-LIBOR-BBA	330,027

12,600,000	9/2/15	3 month USD-LIBOR-BBA	4.4505%	(995,126)

2,156,000	8/2/15	4.6757%	3 month USD-LIBOR-BBA	(134,570)

12,900,000	6/29/15	3 month USD-LIBOR-BBA	4.296%	(1,276,028)

920,000	6/24/15	3 month USD-LIBOR-BBA	4.387%	86,323

3,710,000	6/16/15	4.538%	3 month USD-LIBOR-BBA	303,903

22,000,000	3/7/15	3 month USD-LIBOR-BBA	4.798%	(1,098,398)

31,000,000	1/17/16	4.946%	3 month USD-LIBOR-BBA	1,383,136

Lehman Brothers Special Financing, Inc.
4,853,000	1/23/14	4.419%	3 month USD-LIBOR-BBA	331,702

4,853,000	1/23/14	4.408%	3 month USD-LIBOR-BBA	332,228

5,500,000	5/5/16	5.653%	3 month USD-LIBOR-BBA	26,513

6,300,000	5/5/08	5.3975%	3 month USD-LIBOR-BBA	23,109

7,600,000	4/28/16	5.613%	3 month USD-LIBOR-BBA	58,744

12,000,000	7/15/10	4.38%	3 month USD-LIBOR-BBA	420,177

1,700,000	6/16/15	4.5475%	3 month USD-LIBOR-BBA	(138,126)

6,300,000	6/16/07	4.0525%	3 month USD-LIBOR-BBA	(96,243)

11,300,000	4/28/08	5.4025%	3 month USD-LIBOR-BBA	40,091

400,000	4/10/15	5.41053%	3 month USD-LIBOR-BBA	7,991

808,000	12/16/13	4.579%	3 month USD-LIBOR-BBA	54,247

2,096,000	12/15/13	4.710%	3 month USD-LIBOR-BBA	124,094

15,537,000	12/11/13	3 month USD-LIBOR-BBA	4.641%	(983,614)

6,082,000	3/21/14	5.17596%	3 month USD-LIBOR-BBA	115,552

19,192,000	12/19/15	5.0265%	3 month USD-LIBOR-BBA	968,294

1,871,000	12/8/10	4.9425%	3 month USD-LIBOR-BBA	50,554

824,399	8/2/22	3 month USD-LIBOR-BBA	5.7756%	10,828

801,206	8/2/12	5.152%	3 month USD-LIBOR-BBA	10,887

Merrill Lynch Capital Services, Inc.
801,206	8/13/12	4.94%	3 month USD-LIBOR-BBA	20,388

824,399	8/12/22	3 month USD-LIBOR-BBA	5.601%	(4,957)

1,650,000	8/1/22	3 month USD-LIBOR-BBA	5.845%	34,325

1,603,579	8/1/12	5.204%	3 month USD-LIBOR-BBA	16,963

Total				$2,641,922

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/06 (Unaudited)

		Fixed payments	Total return	Unrealized
Swap counterparty /	Termination	received (paid) by	received by	appreciation/
Notional amount	date	fund per annum	or paid by fund	(depreciation)

Bank of America, N.A.
$773,239	1/19/07	-	S&P 500 Index 6 month	$4,737
			forward variance

Citibank, N.A.
3,740,000	11/1/06	(7.5 bp plus beginning of period	Lehman Brothers AAA 8.5+	133
		nominal spread of Lehman Brothers	CMBS Index adjusted by
		AAA 8.5+ Commercial Mortgage	modified duration factor
		Backed Securities Index)

Deutsche Bank AG London
756,194	12/15/06	-	S&P 500 Index 6 month	(78,541)
			forward variance

786,116	12/15/06	-	S&P 500 Index 6 month	(134,137)
			forward variance

3,740,000	11/1/06	(5 bp plus nominal spread of Lehman	Lehman Brothers AAA 8.5+	1
		Brothers AAA 8.5+ Commercial	CMBS Index adjusted by
		Mortgage Backed Securities Index)	modified duration factor

9,659,520	6/14/07	(3 month USD-LIBOR-BBA )	iShares MSCI Emerging	1,234,556
			Markets Index

Goldman Sachs International
846,000	9/15/11	678 bp (1 month USD-LIBOR)	Ford Credit Auto Owner Trust	(7,293)
			Series 2005-B Class D

3,500,000	11/1/06	(5 bp plus change in spread on the	Lehman Brothers AAA 8.5+	371
		Lehman Brothers AAA 8.5+	CMBS Index adjusted by
		Commercial Mortgage Backed	modified duration factor
		Securities Index multiplied by the
		modified duration factor)

15,940,000	12/1/06	(5 bp plus change in spread on the	Lehman Brothers Aaa 8.5+	6,296
		Lehman Brothers Aaa 8.5+	CMBS Index adjusted by
		Commercial Mortgage Backed	modified duration factor
		Securities Index multiplied by the
		modified duration factor)

JPMorgan Chase Bank, N.A.
23,253,173	9/20/06	(Russell 2000 Total Return Index)	3 month USD-LIBOR-BBA	(768,940)

1,490,911	10/12/06	(3 month USD-LIBOR-BBA plus 25	Standard & Poor's 500	(6,833)
		bp)	Pharmaceutical &
			Biotechnology Index

4,355,888	11/5/06	3 month USD-LIBOR-BBA minus 30	Standard & Poor's 500	(38,327)
		bp	Consumer Services Index

1,102,045	11/5/06	(3 month USD-LIBOR-BBA plus 25	Standard & Poor's 500	(68,512)
		bp)	Technology Hardware and
			Equipment Index

1,014,868	11/5/06	3 month USD-LIBOR-BBA minus 30	Standard & Poor's 500	(18,091)
		bp	Software and Services Index

947,002	11/5/06	(3 month USD-LIBOR-BBA plus 25	Standard & Poor's 500 Energy	20,127
		bp)	Index

1,373,873	11/5/06	3 month USD-LIBOR-BBA minus 30	Standard & Poor's 500	(15,820)
		bp	Household and Personal
			Products Index

836,998	11/5/06	3 month USD-LIBOR-BBA minus 30	Standard & Poor's 500	23,082
		bp	Commercial Services and
			Supplies Index

3,311,210	11/5/06	3 month USD-LIBOR-BBA minus 30	Standard & Poor's 500	157,979
		bp	Diversified Financials Index

4,340,042	11/5/06	(3 month USD-LIBOR-BBA plus 25	Standard & Poor's 500 Food	42,209
		bp)	Beverage and Tobacco Index

2,889,961	11/5/06	(3 month USD-LIBOR-BBA plus 25	Standard & Poor's 500 Utilities	84,128
		bp)	Index

2,699,992	11/5/06	(3 month USD-LIBOR-BBA plus 25	Standard & Poor's 500 Food	121,557
		bp)	and Staples Retailing GICS
			Industry Group Index

3,956,644	11/5/06	3 month USD-LIBOR-BBA minus 30	Standard & Poor's 500 Banks	128,809
		bp	Index

2,349,975	11/5/06	(3 month USD-LIBOR-BBA plus 25	Standard & Poor's 500	(271,938)
		bp)	Technology Hardware and
			Equipment Index

5,921,974	11/5/06	3 month USD-LIBOR-BBA minus 30	Standard & Poor's 500	(38,998)
		bp	Telecommunications Services
			Index

4,075,098	11/5/06	(3 month USD-LIBOR-BBA plus 25	Standard & Poor's 500	(220,921)
		bp)	Insurance Index

2,360,155	11/5/06	3 month USD-LIBOR-BBA minus 30	Standard & Poor's 500	129,991
		bp	Retailing Index

4,799,743	11/5/06	(3 month USD-LIBOR-BBA plus 25	Standard & Poor's 500 Capital	(187,012)
		bp)	Goods Index

1,315,985	11/5/06	3 month USD-LIBOR-BBA minus 30	Standard & Poor's 500	(102,110)
		bp	Automobiles and Components
			Index

3,027,424	11/5/06	3 month USD-LIBOR-BBA minus 30	Standard & Poor's 500 Real	(155,850)
		bp	Estate Index

2,538,087	11/5/06	3 month USD-LIBOR-BBA minus 30	Standard & Poor's 500	80,879
		bp	Household and Personal
			Products Index

3,998,864	11/5/06	(3 month USD-LIBOR-BBA plus 25	Standard & Poor's 500	(464,174)
		bp)	Semiconductors and
			Semiconductor Equipment
			Industry Group Index

10,876,868	11/5/06	3 month USD-LIBOR-BBA minus 30	Standard & Poor's 500	489,513
		bp	Software and Services Index

4,426,940	11/5/06	3 month USD-LIBOR-BBA minus 30	Standard & Poor's 500 Media	(108,480)
		bp	Index

2,349,992	11/5/06	3 month USD-LIBOR-BBA minus 30	Standard & Poor's 500	152,850
		bp	Commercial Services and
			Supplies Index

10,215,045	11/5/06	(3 month USD-LIBOR-BBA plus 25	Standard & Poor's 500 Health	(396,584)
		bp)	Care Equipment and Services
			Index

9,489,190	11/5/06	(3 month USD-LIBOR-BBA plus 25	Standard & Poor's 500 Energy	(399,499)
		bp)	Index

684,081	3/18/07	-	S&P 500 Index 6 month	47,347
			forward variance

4,369,948	10/12/06	3 month USD-LIBOR-BBA minus 30	Standard & Poor's 500	594,344
		bp	Consumer Durables & Apparel
			Index

4,370,149	10/12/06	(3 month USD-LIBOR-BBA plus 25	Standard & Poor's 500	(109,030)
		bp)	Pharmaceutical &
			Biotechnology Index

16,518,527	4/3/07	3 month USD-LIBOR-BBA minus 90	Russell 2000 Index	993,677
		bp

Lehman Brothers Special Financing, Inc.
2,000,256	10/1/06	(1 year USD-LIBOR minus 25 bp)	Lehman Brothers U.S. High	4,370
			Yield Index

3,499,841	4/1/07	(1 year USD-LIBOR-BBA minus 35	Lehman Brothers U.S. High	(51,313)
		bp)	Yield Index

2,097,836	3/1/07	(1 year USD-LIBOR-BBA minus 25	Lehman Brothers U.S. High	(19,336)
		bp)	Yield Index

Total				$655,217

CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/06 (Unaudited)

	Upfront			Fixed payments	Unrealized
Swap counterparty /	premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	received (paid)**	amount	date	fund per annum	(depreciation)

Bank of America, N.A.
Abitibi-Consolidated, Inc., 8.375%, 4/1/15	$--	$50,000	6/20/11	365 bp	$(1,816)

L-3 Communications Corp. 7 5/8s, 2012	--	170,000	9/20/11	(111 bp)	(132)

L-3 Communications Corp. 7 5/8s, 2012	--	65,000	6/20/11	(101 bp)	99

Waste Management, 7.375%, 8/1/10	--	235,000	9/20/12	64 bp	2,241

Citibank, N.A.
Celestica, 7 5/8s, 2013	--	90,000	9/20/11	285 bp

DJ CDX NA HY Series 6 Index	(119)	89,750	6/20/11	(345 bp)	(740)

DJ CDX NA HY Series 6 Index	770	44,750	6/20/11	(345 bp)	461

DJ CDX NA HY Series 6 Index 25-35% tranche	--	359,000	6/20/11	80 bp	(585)

DJ CDX NA HY Series 6 Index 25-35% tranche	--	179,000	6/20/11	74 bp	(866)

Ford Motor Co., 7.45%, 7/16/31	--	40,000	6/20/07	620 bp	528

Lear Corp., 8.11%, 5/15/09	--	30,000	6/20/08	845 bp	2,679

Visteon Corp., 7%, 3/10/14	--	55,000	6/20/09	605 bp	883

Deutsche Bank AG
CVS Corp., 5.625%, 3/15/06	--	125,000	12/20/14	0.58%	592

Ford Motor Co., 7.45%, 7/16/31	--	56,000	6/20/07	595 bp	204

France Telecom, 7.25%, 1/28/13	--	390,000	6/20/16	70 bp	(724)

Lear Corp., 8.11%, 5/15/09	--	50,000	6/20/08	860 bp	3,680

Visteon Corp., 7%, 3/10/14	--	20,000	6/20/09	535 bp	(405)

Goldman Sachs Capital Markets, L.P.
DJ CDX NA HY Series 6 Index	1,167	110,000	6/20/11	(345 bp)	406

DJ CDX NA HY Series 6 Index 25-35% tranche	--	440,000	6/20/11	74 bp	(1,873)

DJ CDX NA IG Series 5 Index	(15,180)	6,030,000	12/20/10	(45 bp)	(27,948)

DJ CDX NA IG Series 5 Index 3-7% tranche	--	236,000	12/20/10	(115 bp)	(3,172)

DJ CDX NA IG Series 5 Index 3-7% tranche	--	263,000	12/20/10	(113 bp)	(3,326)

Ford Motor Co., 7.45%, 7/16/31	--	40,000	6/20/07	630 bp	566

Goodrich Corp., 7 5/8%, 12/15/12	--	195,000	9/20/10	49 bp	1,353

Noble Energy, Inc., 8%, 4/1/27	--	275,000	6/20/13	60 bp	(4,388)

Visteon Corp., 7%, 3/10/14	--	30,000	6/20/09	545 bp	30

Goldman Sachs International
DJ CDX NA HY Series 6 Index	294	109,750	6/20/11	(345 bp)	(465)

DJ CDX NA HY Series 6 Index 25-35% tranche	--	439,000	6/20/11	85 bp	130

One of the underlying securities in the basket of BB CMBS
securities	--	1,678,000	(a)	2.461%	84,136

HSBC
DJ CDX NA IG Series 5 Index	(3,729)	2,320,000	12/20/10	(45 bp)	(8,642)

JPMorgan Chase Bank, N.A.
Abitibi-Consolidated, Inc., 8.375%, 4/1/15	--	30,000	6/20/11	365 bp	(1,090)

Felcor Lodging L.P., 8 1/2%, 6/1/11	--	80,000	6/20/10	370 bp	5,748

Ford Motor Co., 7.45%, 7/16/31	--	40,000	6/20/07	635 bp	378

Ford Motor Co., 7.45%, 7/16/31	--	50,000	6/20/07	665 bp	617

Visteon Corp., 7%, 3/10/14	--	20,000	6/20/09	530 bp	(443)

Lehman Brothers Special Financing, Inc.
DJ CDX NA HY Series 6 Index	(295)	109,750	6/20/11	(345 bp)	(1,053)

DJ CDX NA HY Series 6 Index	707	88,500	6/20/11	(345 bp)	95

DJ CDX NA HY Series 6 Index	1,146	108,000	6/20/11	(345 bp)	399

DJ CDX NA HY Series 6 Index 25-35% tranche	--	439,000	6/20/11	96 bp	2,183

DJ CDX NA HY Series 6 Index 25-35% tranche	--	354,000	6/20/11	74 bp	(1,565)

DJ CDX NA HY Series 6 Index 25-35% tranche	--	432,000	6/20/11	72 bp	(4,141)

DJ CDX NA IG Series 5 Index	(576)	2,655,000	12/20/10	45 bp	(6,198)

DJ CDX NA IG Series 4 Index	(1,982)	1,480,000	12/20/10	(45 bp)	(5,115)

DJ CDX NA IG Series 4 Index 3-7% tranche	--	345,000	6/20/12	309 bp	17,335

DJ CDX NA IG Series 4 Index 3-7% tranche	--	271,000	6/20/10	(124.5 bp)	(5,772)

DJ CDX NA IG Series 5 Index	(5,695)	3,125,000	12/20/10	(45 bp)	(12,312)

General Motors, 7 1/8%,7/15/13	--	105,000	12/20/06	750 bp	933

Hilton Hotels, 7 5/8%, 12/1/12	--	335,000	6/20/13	94 bp	(6,108)

Merrill Lynch International & Co. C.V.
DJ CDX NA IG Series 5 Index 3-7% tranche	--	236,000	12/20/12	246 bp	1,808

Morgan Stanley Capital Services, Inc.
Bombardier, Inc, 6 3/4%, 5/1/12	--	50,000	3/20/11	355 bp	1,084

DJ CDX NA HY Series 6 Index	(905)	112,250	6/20/11	(345 bp)	(1,682)

DJ CDX NA HY Series 6 Index	(628)	116,750	6/20/11	(345 bp)	(1,434)

DJ CDX NA HY Series 6 Index	(374)	69,500	6/20/11	(345 bp)	(854)

DJ CDX NA HY Series 6 Index	--	112,000	6/20/11	(345 bp)	(774)

DJ CDX NA HY Series 6 Index	1,188	112,000	6/20/11	(345 bp)	414

DJ CDX NA HY Series 6 Index 25-35% tranche	--	449,000	6/20/11	107.5 bp	4,475

DJ CDX NA HY Series 6 Index 25-35% tranche	--	467,000	6/20/11	106 bp	4,362

DJ CDX NA HY Series 6 Index 25-35% tranche	--	278,000	6/20/11	103.5 bp	2,291

DJ CDX NA HY Series 6 Index 25-35% tranche	--	448,000	6/20/11	885 bp	(1,163)

DJ CDX NA HY Series 6 Index 25-35% tranche	--	448,000	6/20/11	73 bp	(6,134)

DJ CDX NA HY Series 6 Index 25-35% tranche	1,924	111,875	6/20/11	345 bp	1,150

DJ CDX NA HY Series 6 Index 25-35% tranche	--	447,500	6/20/11	74 bp	(2,163)

DJ CDX NA IG Series 4 Index 3-7% tranche	--	2,045,000	6/20/10	(62 bp)	1,637

DJ CDX NA IG Series 4 Index 3-7% tranche	--	542,000	6/20/12	275 bp	17,084

DJ CDX NA IG Series 4 Index 3-7% tranche	--	345,000	6/20/10	(110.5 bp)	(5,667)

DJ CDX NA IG Series 5 Index 3-7% tranche	--	236,000	12/20/12	248 bp	2,062

DJ CDX NA IG Series 5 Index 3-7% tranche	--	236,000	12/20/10	(115 bp)	(3,172)

Lear Corp., 8.11%, 5/15/09	--	55,000	6/20/08	660 bp	2,458

Lear Corp., 8.11%, 5/15/09	--	50,000	6/20/08	860 bp	3,995

Visteon Corp., 7%, 3/10/14	--	30,717	6/20/09	535 bp	(480)

Total					$46,094

*	Payments related to the reference debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

(a) Terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference entity are liquidated.

NOTES

(a)	Percentages indicated are based on net assets as follows:

	Growth Portfolio	$1,678,870,264
	Balanced Portfolio	1,877,452,046
	Conservative Portfolio	905,032,044

(RAT)	The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at
June 30, 2006 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at June 30, 2006. Securities rated by Putnam are indicated by "/P". Securities rated by Fitch are indicated by "/F". Security ratings are defined in the Statement of Additional Information.

(b)	The aggregate identified cost on a tax basis is as follows:
		Cost for federal	Unrealized	Unrealized	Net unrealized
		income tax purposes	appreciation	depreciation	appreciation

	Growth Portfolio	$ 1,593,346,287	$ 221,562,562	$ (75,522,694)	$ 146,039,868
	Balanced Portfolio	1,875,128,398	210,050,447	(84,230,030)	125,820,417
	Conservative Portfolio	950,498,468	62,084,049	(29,008,290)	33,075,759

(DEF)	Security is in default of principal and interest.

(NON)	Non-income-producing security.

(SG)	Securities on loan, in part or in entirety, at June 30, 2006 (Growth Portfolio).

(SB)	Securities on loan, in part or in entirety, at June 30, 2006 (Balanced Portfolio).

(SC)	Securities on loan, in part or in entirety, at June 30, 2006 (Conservative Portfolio).

(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(RES)	Restricted, excluding 144A securities, as to public resale. Decrane Aircraft Holdings Co. was acquired on 7/23/04 with a cost of $74,520 for Conservative Portfolio. VFB, LLC was acquired on various dates from 6/22/99 to 1/21/00 with a cost of $230,697 for Conservative Portfolio. The total market value of restricted securities held by the fund was less than 0.1% of net assets.

(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.

(SEG)	These securities were pledged and segregated with the custodian to cover margin requirements for futures contracts at
June 30, 2006.

(SN)	The securities noted above were purchased during the period for the aggregate cost summarized below. After the end of the period, questions arose regarding a potential misidentification of the characteristics of these securities. As a result of initial inquiries into the matter, the value of these securities was adjusted to the values shown in this schedule aggregating the amounts summarized below. An investigation of the facts surrounding the acquisition and valuation of these securities is currently underway to determine whether the funds may have claims against other parties in this regard.

		Aggregate cost	Aggregate values

	Growth Portfolio	$319,061	$204,557
	Balanced Portfolio	812,070	529,335
	Conservative Portfolio	1,142,932	761,749

(R)	Real Estate Investment Trust.

(d)	Each fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned.
The market value of securities loaned is determined daily and any additional required collateral is allocated to the funds on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At June 30, 2006, the value of securities loaned amounted to
$57,479,733, $71,313,059 and $8,053,079 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio,
respectively). The funds received cash collateral of $59,470,874, $73,781,808 and $8,344,263, which is pooled with collateral of other Putnam funds into 36 issues of high-grade, short-term investments.

(e)	Pursuant to an exemptive order from the Securities and Exchange Commission, the funds invest in Putnam Prime Money
Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam
Management"), the funds' manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the funds are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the funds in Putnam Prime Money Market Fund. Income distributions earned by the funds totaled $2,976,647, $6,452,870 and $6,411,315 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio,
respectively) for the period ended June 30, 2006. During the period ended June 30, 2006, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund were as follows:

		Cost of	Cost of
		purchases	sales

	Growth Portfolio	$ 619,608,357	$ 623,538,207
	Balanced Portfolio	662,744,472	640,321,584
	Conservative Portfolio	393,597,207	374,908,756

(F)	Security is valued at fair value following procedures approved by the Trustees.

At June 30, 2006, liquid assets totaling $428,854,492, $606,428,044 and $241,250,698 (for Growth Portfolio, Balanced
Portfolio and Conservative Portfolio, respectively) have been designated as collateral for open forward commitments, swap contracts, forward contracts, written options and futures contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR or GDR after the name of a foreign holding stands for American Depository Receipts or Global Depository Receipts,
respectively, representing ownership of foreign securities on deposit with a custodian bank.

TBA after the name of a security represents to be announced securities.

AMBAC represents AMBAC Indemnity Corporation.

U.S. Govt. Coll. represents U.S. Government Collateralized.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at
June 30, 2006.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at June 30, 2006.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at June 30, 2006: (as a percentage of Portfolio Value)

Growth Portfolio

Australia	1.1%
Brazil	1.1
China	0.7
Finland	0.5
France	1.8
Germany	1.8
Hong Kong	0.5
Italy	0.7
Japan	5.5
Netherlands	1.7
Norway	0.6
Russia	0.8
South Africa	0.9
South Korea	1.8
Spain	0.6
Sweden	0.9
Switzerland	1.3
Taiwan	1.0
United Kingdom	5.1
United States	67.2
Other	4.4

Total	100.0%

Balanced Portfolio

Australia	0.8%
France	1.3
Germany	1.3
Italy	0.5
Japan	4.0
Netherlands	1.3
Spain	0.5
Sweden	0.7
Switzerland	0.9
United Kingdom	3.9
United States	81.4
Other	3.4

Total	100.0%

Conservative Portfolio

Cayman Islands	0.6%
France	1.0
Germany	0.7
Japan	2.0
Netherlands	0.6
Switzerland	0.5
United Kingdom	2.6
United States	89.2
Other	2.8

Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the
New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the funds will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the funds to a significant extent.
The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Stripped mortgage-backed securities Each fund may invest in stripped mortgage-backed securities, which represent a participation in mortgage loans and may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated.
The market value of these securities is highly sensitive to changes in interest rates.

Forward currency contracts Each fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Each fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the funds' portfolios.

Futures and options contracts Each fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. Each fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to each fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the funds' portfolios.

Total return swap contracts Each fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the funds' portfolios.

Interest rate swap contracts Each fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates.
Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the funds' portfolios.

Credit default contracts Each fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the funds' portfolios.

TBA purchase commitments Each fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets.
Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although each fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments Each fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the funds' portfolios.

Dollar rolls To enhance returns, each fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

For additional information regarding the fund please see the funds' most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Asset Allocations Funds

By (Signature and Title):

/s/ Michael T. Healy
Michael T. Healy
Principal Accounting Officer
Date: August 28 , 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: August 28, 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: August 28 , 2006